As filed with the Securities and Exchange            Registration No. 33-34370*
Commission on April 17, 1998                         Registration No. 811-2512
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
-------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 35 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
-------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
-------------------------------------------------------------------------------


It is proposed that this filing will become effective:

        [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

        [X]    on May 1, 1998 pursuant to paragraph (b) of Rule 485


*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


     FORM N-4
     ITEM NO.                        PART A (PROSPECTUS)                           LOCATION
     --------                        ------------------                            --------
        1        Cover Page...........................................      Cover Page

        2        Definitions..........................................      Definitions

        3        Synopsis.............................................      Prospectus Summary; Fee Table

        4        Condensed Financial Information......................      Condensed Financial Information

        5        General Description of Registrant, Depositor, and
                 Portfolio Companies..................................      The Company; Variable Annuity Account B; The Funds

        6        Deductions and Expenses..............................      Charges and Deductions; Distribution

        7        General Description of Variable Annuity Contracts....
                                                                            Purchase; Miscellaneous

        8        Annuity Period.......................................      Annuity Period

        9        Death Benefit........................................      Death Benefit During Accumulation Period; Death
                                                                            Benefit Payable During the Annuity Period

        10       Purchases and Contract Value.........................      Purchase; Contract Valuation

        11       Redemptions..........................................      Right to Cancel; Withdrawals

        12       Taxes................................................      Tax Status

        13       Legal Proceedings....................................      Miscellaneous - Legal Matters and Proceedings

        14       Table of Contents of the Statement of Additional
                 Information..........................................      Contents of the Statement of Additional
                                                                            Information



     FORM N-4                        PART B (STATEMENT OF                          LOCATION - STATEMENT OF ADDITIONAL INFORMATION
     ITEM NO.                       ADDITIONAL INFORMATION)                        ----------------------------------------------
     --------                       -----------------------
        15       Cover Page...........................................      Cover page

        16       Table of Contents....................................      Table of Contents

        17       General Information and History......................      General Information and History

        18       Services.............................................      General Information and History; Independent
                                                                            Auditors

        19       Purchase of Securities Being Offered.................      Offering and Purchase of Contracts

        20       Underwriters.........................................      Offering and Purchase of Contracts

        21       Calculation of Performance Data......................      Performance Data; Average Annual Total Return
                                                                            Quotations

        22       Annuity Payments.....................................      Annuity Payments

        23       Financial Statements.................................      Financial Statements


                           Part C (Other Information)
                           --------------------------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
================================================================================


The Contracts offered in connection with this Prospectus are the "Aetna Marathon Plus" [Growth Plus (New York)] group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available as (1) nonqualified deferred annuity contracts, (2) Individual Retirement Annuities ("IRA") {including Roth IRAs} under Sections 408(b) {and 408A} of the Internal Revenue Code (may be subject to approval by state regulatory agencies); or (3) qualified contracts issued in connection with certain employer sponsored retirement plans (may be subject to approval by the Company and state regulatory agencies). Currently, the IRA is not available as a "SIMPLE IRA" as defined in Section 408(p) of the Internal Revenue Code. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. (See "Purchase.")

In most states, the Contracts provide that Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"), a credited interest option, or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. In certain states, Purchase Payments may be allocated to the Fixed Account when the Guaranteed Account is not available. The Subaccounts invest directly in shares of the following Funds:

[bullet] Aetna Variable Fund d/b/a                                [bullet] Fidelity VIP High Income Portfolio
         Aetna Growth and Income VP                               [bullet] Fidelity VIP Overseas Portfolio
[bullet] Aetna Income Shares d/b/a Aetna Bond VP                  [bullet] Fidelity VIP II Asset Manager Portfolio
[bullet] Aetna Variable Encore Fund d/b/a                         [bullet] Fidelity VIP II Contrafund Portfolio
         Aetna Money Market VP                                    [bullet] Fidelity VIP II Index 500 Portfolio
[bullet] Aetna Balanced VP                                        [bullet] Janus Aspen Aggressive Growth Portfolio
         (formerly Aetna Investment Advisers Fund, Inc.)          [bullet] Janus Aspen Balanced Portfolio
[bullet] Aetna Ascent VP                                          [bullet] Janus Aspen Flexible Income Portfolio
         (formerly Aetna Ascent Variable Portfolio)               [bullet] Janus Aspen Growth Portfolio
[bullet] Aetna Crossroads VP                                      [bullet] Janus Aspen Worldwide Growth Portfolio
         (formerly Aetna Crossroads Variable Portfolio)           [bullet] MFS Total Return Series
[bullet] Aetna Legacy VP                                          [bullet] MFS World Governments Series
         (formerly Aetna Legacy Variable Portfolio)               [bullet] Oppenheimer Aggressive Growth Fund
[bullet] Aetna Value Opportunity VP                                        (formerly Oppenheimer Capital Appreciation Fund)
         (formerly Aetna Variable Capital Appreciation Portfolio) [bullet] Oppenheimer Global Securities Fund
[bullet] Aetna Growth VP                                          [bullet] Oppenheimer Growth & Income Fund
         (formerly Aetna Variable Growth Portfolio)               [bullet] Oppenheimer Strategic Bond Fund
[bullet] Aetna Index Plus Large Cap VP                            [bullet] Portfolio Partners MFS Emerging Equities Portfolio
         (formerly Aetna Variable Index Plus Portfolio)           [bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Aetna Small Company VP                                   [bullet] Portfolio Partners MFS Value Equity Portfolio
         (formerly Aetna Variable Small Company Portfolio)        [bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Aetna International VP                                   [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio
[bullet] Aetna Real Estate Securities VP
[bullet] Calvert Social Balanced Portfolio
         (formerly Calvert Responsibly Invested Balanced
         Portfolio)
[bullet] [Federated American Leaders Fund II]
[bullet] [Federated Equity Income Fund II]
[bullet] [Federated Fund for U.S. Government Securities II]
[bullet] [Federated Growth Strategies Fund II]
[bullet] [Federated High Income Bond Fund II]
[bullet] [Federated International Equity Fund II]
[bullet] [Federated Prime Money Fund II]
[bullet] [Federated Utility Fund II]
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio

Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. The Guaranteed Account is described in Appendix A to this Prospectus, as well as in the Guaranteed Account's prospectus. The Fixed Account is described in Appendix B to this Prospectus. The availability of the Funds, the Guaranteed Account and the Fixed Account is subject to applicable regulatory authorization; not all options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")

This Prospectus provides investors with the information about the Separate Account that they should know before investing in the Contracts. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 20 of this Prospectus. An SAI for this Prospectus and for any Fund prospectus may be obtained by indicating the request on your Application or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUSES OF THE FUNDS AND THE ALIAC GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION
                             ARE DATED MAY 1, 1998.

                                                          TABLE OF CONTENTS
====================================================================================================================================

DEFINITIONS ..............................................................................................          DEFINITIONS - 1
PROSPECTUS SUMMARY .......................................................................................              SUMMARY - 1
FEE TABLE ................................................................................................            FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION ..........................................................................          AUV HISTORY - 1
THE COMPANY ....................................................................................................................   1
VARIABLE ANNUITY ACCOUNT B .....................................................................................................   1
INVESTMENT OPTIONS .............................................................................................................   1
    The Funds ..................................................................................................................   1
    Credited Interest Option ...................................................................................................   3
    Fixed Acccount .............................................................................................................   3
PURCHASE .......................................................................................................................   3
    Contract Availability ......................................................................................................   3
    Purchasing Interests in the Contract .......................................................................................   3
    Purchase Payments ..........................................................................................................   3
    Contract Rights ............................................................................................................   4
    Designations of Beneficiary and Annuitant ..................................................................................   4
    Right to Cancel ............................................................................................................   4
CHARGES AND DEDUCTIONS .........................................................................................................   4
    Daily Deductions from the Separate Account .................................................................................   4
        Mortality and Expense Risk Charge ......................................................................................   4
        Administrative Charge ..................................................................................................   4
    Maintenance Fee ............................................................................................................   5
    Reduction or Elimination of Administrative Charge and Maintenance Fee ......................................................   5
    Deferred Sales Charge ......................................................................................................   5
    Reduction or Elimination of the Deferred Sales Charge ......................................................................   6
    Fund Expenses ..............................................................................................................   6
    Premium and Other Taxes ....................................................................................................   6
CONTRACT VALUATION .............................................................................................................   6
    Account Value ..............................................................................................................   6
    Accumulation Units .........................................................................................................   6
    Net Investment Factor ......................................................................................................   7
TRANSFERS ......................................................................................................................   7
    Telephone Transfers ........................................................................................................   7
    Dollar Cost Averaging Program ..............................................................................................   7
    Account Rebalancing Program ................................................................................................   8
WITHDRAWALS ....................................................................................................................   8
SYSTEMATIC DISTRIBUTION OPTIONS ................................................................................................   8
DEATH BENEFIT DURING ACCUMULATION PERIOD .......................................................................................   9
    Death Benefit Amount .......................................................................................................   9
    Death Benefit Payment Options ..............................................................................................  10
        Nonqualified Contracts .................................................................................................  10
        Qualified Contracts ....................................................................................................  10
ANNUITY PERIOD .................................................................................................................  11
    Annuity Period Elections ...................................................................................................  11
    Partial Annuitization ......................................................................................................  11
    Annuity Options ............................................................................................................  11
    Annuity Payments ...........................................................................................................  12
    Charges Deducted During the Annuity Period .................................................................................  12
    Death Benefit Payable During the Annuity Period ............................................................................  12
TAX STATUS .....................................................................................................................  13
    Introduction ...............................................................................................................  13
    Taxation of the Company ....................................................................................................  13
    Tax Status of the Contract .................................................................................................  13
    Taxation of Annuity Contracts ..............................................................................................  14
    Contracts Used with Certain Retirement Plans ...............................................................................  16
    Individual Retirement Annuities and Simplified Employee Pension Plans ......................................................  17
    Withholding ................................................................................................................  17
MISCELLANEOUS ..................................................................................................................  17
    Distribution ...............................................................................................................  17
    Delay or Suspension of Payments ............................................................................................  18
    Performance Reporting ......................................................................................................  18
    Voting Rights ..............................................................................................................  18
    Modification of the Contract ...............................................................................................  18
    Transfers of Ownership; Assignment .........................................................................................  19
    Involuntary Terminations ...................................................................................................  19
    Legal Matters and Proceedings ..............................................................................................  19
    Year 2000...................................................................................................................  19
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ............................................................................  20
APPENDIX A--ALIAC GUARANTEED ACCOUNT ...........................................................................................  21
APPENDIX B--FIXED ACCOUNT ......................................................................................................  23
APPENDIX C--DESCRIPTION OF UNDERLYING FUNDS.....................................................................................  24

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                   DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record that identifies contract values accumulated on each Certificate Holder's behalf during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Adjusted Account Value: The Account Value, plus or minus the aggregate market value adjustment for amounts allocated to the Guaranteed Account.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Application: The form or collection of information required by the Company to purchase an interest in a group contract or an individual contract.

Beneficiary(ies): The person or persons who are entitled to receive any death benefit proceeds. Under Nonqualified Contracts, Individual Retirement Annuities, and Section 403(b) Contracts, Beneficiary refers to the beneficiary named under the Contract. Under Qualified Contracts sold in conjunction with 401(a) or 457 Plans, Beneficiary refers to the beneficiary under the plan.

Certificate: The document issued to a Certificate Holder for an Account established under a group contract.

Certificate Holder (You): A person or entity who purchases an individual Contract or acquires an interest under a group Contract.

Claim Date: The date when proof of death and the Beneficiary's claim are received in good order at the Company's Home Office.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group and individual deferred, variable annuity contracts offered by this Prospectus.

Contract Year: The number of completed years since the date of the first payment under an individual Contract or to an Account under a group Contract.

Distributor(s): The registered broker-dealer(s), or banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, which have entered into selling agreements with the Company to offer and sell the Contracts.
The Company may also serve as a Distributor.

Fixed Account: A fixed interest option available in certain states which is described in Appendix B to this Prospectus. Amounts allocated to the Fixed Account are included in the Account Value.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Group Contract Holder: The entity to which a group Contract is issued.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Contract Holder: A person or entity who has purchased an individual variable annuity contract (also referred to as a "Certificate Holder").

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b) {or 408A.}

Nonqualified Contract: A contract established to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code Section 408(a).

Purchase Payment(s): The gross payment(s) made to the Company under an Account.

Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b), {408A} or 457.

{Roth IRA: An Individual Retirement Annuity intended to qualify under Code
Section 408A.}

Registered Representative: The individual who is registered with a broker-dealer acting as Distributor to offer and sell securities, or who is an employee of a bank acting as Distributor that is exempt from broker-dealer registration under the Securities Exchange Act of 1934. Registered Representatives must also be licensed as insurance agents to sell variable annuity contracts.

Separate Account: Variable Annuity Account B, a separate account established for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Surrender Value: The amount payable upon the withdrawal of all or any portion of an Account Value.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
================================================================================

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are currently available for (1) individual nonqualified purchases (we reserve the right to limit the ownership of nonqualified contracts to natural persons); (2) Individual Retirement Annuities ("IRAs") {including Roth IRAs} other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); and (3) purchases made in conjunction with employer sponsored retirement plans under Section 403(b) of the Code (may be subject to approval by the Company and by state regulatory agencies). Prior to May 1, 1998, the Contracts were also available for purchases made in conjunction with employer-sponsored retirement plans under Sections 401(a) or 457 of the Code.

     In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered in those states where the group Contracts are not authorized for sale. Joint Certificate Holders are allowed only on Nonqualified Contracts. A joint Certificate Holder must be the spouse of the other joint Certificate Holder except in New York and Pennsylvania. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts.

CONTRACT PURCHASE

     You may purchase an interest in the Contract by completing an Application and submitting it to the Company. Purchase Payments can be applied to the Contract either through a lump-sum payment or through ongoing contributions. (See "Purchase.")

FREE LOOK PERIOD

You may cancel the Contract or Certificate within 10 days after you receive it (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. Under a Contract issued as an Individual Retirement Annuity, you will receive a refund of your Purchase Payment. (See "Purchase--Right to Cancel.") {If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced to facilitate the rollover to this Contract and you exercise your free look right under this provision, the Purchase Payment will be restored to the contract from which it came.}

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in the Subaccounts, as well as in the Guaranteed Account (or the Fixed Account, in certain states) described below subject to the limitations described in "Investment Options," see page 1. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" and Appendix C in this Prospectus, as well as the prospectuses for each of the Funds.

     The Guaranteed Account is the credited interest option available under the Contract which allows you to earn a fixed rate of interest, if held for the guaranteed term. (See Appendix A to this Prospectus and the prospectus for the Guaranteed Account.)

     The Fixed Account is an option available under the Contract in certain states which allows you to earn a fixed rate of interest. (See the Appendix B to this Prospectus.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as any applicable maintenance fee, transfer fees and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

--------------------------------------------------------------------------------
                                   SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, you can transfer Account Values among the Subaccounts, and the Guaranteed Account (or Fixed Account in certain states). During the Annuity Period and subject to state approval, if you have elected variable payments, you can make transfers among the Subaccounts available during the Annuity Period. Currently, during the Accumulation Period, transfers are without charge. However, the Company reserves the right to charge up to $10 for each additional transfer if more than 12 transfers are made in a calendar year. Any transfer charge will be applied so that the amount being transferred will be reduced. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. If approved by your state, during the Annuity Period, you can currently make up to four transfers each calendar year. There is no charge for these transfers. (Transfers from the Guaranteed Account may be restricted and subject to a market value adjustment. See Appendix A.)

     The Company also offers a Dollar Cost Averaging Program and an Account Rebalancing Program. The Dollar Cost Averaging Program permits the automatic transfer of amounts from any of the Subaccounts and an available Guaranteed Account term to any of the other Subaccounts on a monthly or quarterly basis. In a Contract with a Fixed Account, the Fixed Account is only available for dollar cost averaging from the Fixed Account to the other investment options over a period not to exceed 12 months. The Account Rebalancing Program allows you to request that each year, or at other more frequent intervals as we allow, we automatically reallocate your Account Value to specified percentages among the Subaccounts in which you invest. (See "Transfers.")

WITHDRAWALS

     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. (See Appendix A.) The taxable portion of the withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")

     The Contract also offers certain Systematic Distribution Options during the Accumulation Period subject to certain criteria. Some Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

GUARANTEED DEATH BENEFIT

     These Contracts contain a guaranteed death benefit feature. Upon the death of the Annuitant, the Account Value may be increased under certain circumstances. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES


     Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. {Special rules apply to distributions from a Roth IRA.} (See "Tax Status.")


INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

[bullet] Write to:                Aetna Life Insurance and Annuity Company
                                  151 Farmington Avenue
                                  Hartford, Connecticut 06156-5996
                                  Attention: Customer Service

[bullet] Call Customer Service:   1-800-531-4547 (for automated transfers or
                                  changes in the allocation of Account Values, call: 1-800-262-3862)

--------------------------------------------------------------------------------
                                   SUMMARY - 2

                                    FEE TABLE
================================================================================

     This Fee Table describes the various charges and expenses associated with the Contract. No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.


                    {CONTRACTS OTHER THAN ROTH IRA CONTRACTS}



CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn).


---------------------------------------------------------------
        Years from Receipt               Deferred Sales
       of Purchase Payment              Charge Deduction
       -------------------              ----------------
  Less than 2                                  7%
  2 or more but less than 4                    6%
  4 or more but less than 5                    5%
  5 or more but less than 6                    4%
  6 or more but less than 7                    3%
  7 or more                                    0%


---------------------------------------------------------------


CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK:

---------------------------------------------------------------
        Years from Receipt               Deferred Sales
       of Purchase Payment              Charge Deduction
       -------------------              ----------------
  Less than 1                                  7%
  1 or more but less than 2                    6%
  2 or more but less than 3                    5%
  3 or more but less than 4                    4%
  4 or more but less than 5                    3%
  5 or more but less than 6                    2%
  6 or more but less than 7                    1%
  7 or more                                    0%
---------------------------------------------------------------

     Annual Maintenance Fee (1)....................................       $30.00
     Transfer Charge (2)...........................................        $0.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract).

During the Accumulation Period:

     Mortality and Expense Risk Charge ............................     1.25%(3)
     Administrative Charge ........................................     0.15%
                                                                        ----
     Total Subaccount Annual Expenses .............................     1.40%
                                                                        ====

During the Annuity Period:

     Mortality and Expense Risk Charge ............................     1.25%
     Administrative Charge ........................................     0.00%(4)
                                                                        ----
     Total Subaccount Annual Expenses .............................     1.25%
                                                                        ====

(1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
(2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.

(3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions."

(4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

--------------------------------------------------------------------------------
                                  FEE TABLE - 1

                              {ROTH IRA CONTRACTS}

{CONTRACT HOLDER TRANSACTION EXPENSES-

Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn). If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.



                      ----------------------------------------------------------
                            Completed Contract               Deferred Sales
                                   Years                    Charge Deduction
                                                            ----------------
                        Less than 1                                5%
                        1 or more but less than 2                  4%
                        2 or more but less than 3                  3%
                        3 or more but less than 4                  2%
                        4 or more but less than 5                  1%
                        5 or more                                  0%


                      ----------------------------------------------------------


     Annual Maintenance Fee (1) ...................................     $30.00

     Transfer Charge (2) ..........................................     $ 0.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract)

During the Accumulation Period

     Mortality and Expense Risk Charge.............................     1.10%(3)

     Administrative Charge.........................................     0.15%
                                                                        ----

     Total Subaccount Annual Expenses..............................     1.25%
                                                                        ====

During the Annuity Period

     Mortality and Expense Risk Charge.............................     1.25%

     Administrative Charge.........................................     0.00%(4)
                                                                        ----

     Total Subaccount Annual Expenses..............................     1.25%
                                                                        ====

-------------

(1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.

(2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.

(3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions" in the Prospectus.

(4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.}

--------------------------------------------------------------------------------
                                  FEE TABLE - 2

ANNUAL EXPENSES OF THE FUNDS (APPLIES TO ALL CONTRACTS)

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value.

                                                             ------------------------------------------------------------
                                                              Investment Advisory       Other Expenses       Total Fund
                                                                 Fees(1) (after         (after expense         Annual
                                                             expense reimbursement)     reimbursement)        Expenses
-------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP(2)(3)                                                0.57%                   0.23%               0.80%
-------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(3)                                           0.50%                   0.10%               0.60%
-------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(3)                                                     0.40%                   0.10%               0.50%
-------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP(2)(3)                                            0.55%                   0.25%               0.80%
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP(2)(3)                                                0.16%                   0.64%               0.80%
-------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(3)                                        0.50%                   0.09%               0.59%
-------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP(2)(3)                                  0.32%                   0.23%               0.55%
-------------------------------------------------------------------------------------------------------------------------
Aetna International VP(2)(3)                                         0.77%                   0.38%               1.15%
-------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP(2)(3)                                                0.49%                   0.31%               0.80%
-------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(3)                                             0.25%                   0.10%               0.35%
-------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP(2)(3)                                0.62%                   0.33%               0.95%
-------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP(2)(3)                                         0.35%                   0.60%               0.95%
-------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP(2)(3)                                     0.20%                   0.60%               0.80%
-------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(4)                                 0.69%                   0.12%               0.81%
-------------------------------------------------------------------------------------------------------------------------
[Federated American Leaders Fund II(5)                               0.66%                   0.19%               0.85%]
-------------------------------------------------------------------------------------------------------------------------
[Federated Equity Income Fund II(6)                                  0.00%                   0.85%               0.85%]
-------------------------------------------------------------------------------------------------------------------------
[Federated Fund for U.S. Government Securities II(5)                 0.15%                   0.65%               0.80%]
-------------------------------------------------------------------------------------------------------------------------
[Federated Growth Strategies Fund II(5)                              0.08%                   0.77%               0.85%]
-------------------------------------------------------------------------------------------------------------------------
[Federated High Income Bond Fund II(5)                               0.51%                   0.29%               0.80%]
-------------------------------------------------------------------------------------------------------------------------
[Federated International Equity Fund II(5)                           0.02%                   1.21%               1.23%]
-------------------------------------------------------------------------------------------------------------------------
[Federated Prime Money Fund II(5)                                    0.30%                   0.50%               0.80%]
-------------------------------------------------------------------------------------------------------------------------
[Federated Utility Fund II(5)                                        0.48%                   0.37%               0.85%]
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(7)                              0.50%                   0.08%               0.58%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(7)                                     0.60%                   0.09%               0.69%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(7)                                0.59%                   0.12%               0.71%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(7)                                   0.75%                   0.17%               0.92%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio(7)                           0.55%                   0.10%               0.65%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio(7)                              0.60%                   0.11%               0.71%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio(8)                               0.24%                   0.04%               0.28%
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio(9)                           0.73%                   0.03%               0.76%
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio(9)                                    0.76%                   0.07%               0.83%
-------------------------------------------------------------------------------------------------------------------------






-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                0.65%                   0.10%               0.75%
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(9)                                      0.65%                   0.05%               0.70%
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio(9)                            0.66%                   0.08%               0.74%
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series(10)                                          0.75%                   0.25%               1.00%
-------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series(10)                                     0.75%                   0.25%               1.00%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                   0.71%                   0.02%               0.73%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                   0.70%                   0.06%               0.76%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                     0.75%                   0.08%               0.83%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                      0.75%                   0.08%               0.83%
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio(11)(12)           0.68%                   0.13%               0.81%
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio(11)(12)             0.70%                   0.15%               0.85%
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio(11)                    0.65%                   0.25%               0.90%
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio(11)        0.80%                   0.20%               1.00%
-------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity
  Portfolio(11)                                                      0.60%                   0.15%               0.75%
-------------------------------------------------------------------------------------------------------------------------



(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) Effective May 1, 1998, the Portfolios' adviser has agreed to waive a portion of its fee or to reimburse certain expenses so that aggregate expenses do not exceed the total expenses shown above. These fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

       Without these fee waiver/expense reimbursement arrangements Management Fees and Total Expenses for the Portfolio would be higher. Management Fees and Total Expenses would be as follows: 0.60% and 0.83% for Ascent VP; 0.60% and 0.85% for Crossroads VP; 0.60% and 1.24% for Growth VP; 0.35% and 0.58% for Index Plus Large Cap VP; 0.85% and 1.23% for International VP; 0.60% and 0.91% for Legacy VP; 0.75% and 1.08% for Real Estate Securities VP; 0.75% and 1.35% for Small Company VP; and 0.60% and 1.20% for Value Opportunity VP, respectively.

(3) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

       International VP and Real Estate Securities VP commenced operations in December 1997, therefore, estimates are based on expenses incurred for similar funds. Actual expenses incurred may be more or less than the amounts shown above.

(4) The figures above are based on expenses for the fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. "Management Fees" includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

(5) [The management fee for each of the funds has been reduced to reflect a voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for each of the Funds is as follows: 0.75% - American Leaders Fund II, Growth Strategies Fund II, and Utility Fund II; 0.60% - Fund for U.S. Government Securities II and High Income Bond Fund II; 1.00% - International Equity Fund II; and 0.50% - Prime Money Fund II.

       The total operating expenses of each of the funds, absent the voluntary waiver of a portion of the management fee, would have been : 0.94% for the American Leaders Fund II; 1.25% for the Fund for U.S. Government Securities II; 1.52% for the Growth Strategies Fund II; 0.89% for the High Income Bond Fund II; 2.21% for the International Equity Fund II; 1.00% for the Prime Money Fund II; and 1.12% for the Utility Fund II.]

(6) [The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum investment advisory fee is 0.75%. The fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending December 31, 1998. If the fund were paying or accruing the 12b-1 fee, Institutional Shares would be able to


--------------------------------------------------------------------------------
                                  FEE TABLE - 3
       pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information" in the Fund prospectus.

       The total operating expenses would have been 2.29% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.]

(7) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for Equity-Income Portfolio; 0.67% for Growth Portfolio; 0.71% for High Income Portfolio; 0.90% for Overseas Portfolio, 0.64% for Asset Manager Portfolio; and 0.68% for Contrafund Portfolio.

(8) The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40%, respectively, for Index 500 Portfolio.

(9) Management fees for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fees shown above are based on the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06%, and 0.83% for Balanced Portfolio; 0.74%, 0.04%, and 0.78% for Growth Portfolio; and 0.72%, 0.09%, and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(10) The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the MFS Total Return Series and MFS World Governments Series would be 0.27% and 0.40%, respectively, and "Total Fund Annual Expenses" would be 1.02% and 1.15%, respectively, for these Series. Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

(11) Each Portfolio's aggregate expenses are contractually limited to the advisory and administrative fees disclosed above. The investment adviser will not seek an increase in its advisory or administrative fee at any time prior to May 1, 1999.

(12) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.


--------------------------------------------------------------------------------
                                  FEE TABLE - 4

HYPOTHETICAL ILLUSTRATION (EXAMPLE) {FOR CONTRACTS OTHER THAN ROTH IRA'S}

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.019%.

                                                              CONTRACTS OR CERTIFICATES ISSUED IN ALL STATES EXCEPT NEW YORK

                                                                     EXAMPLE A                              EXAMPLE B
                                                    If you withdraw the entire Account       If you do not withdraw the Account
                                                    Value at the end of the periods shown,   Value, or if you annuitize at the end
                                                    you would pay the following expenses,    of the periods shown, you would pay
                                                    including any applicable deferred        the following expenses (no deferred
                                                    sales  charge:                           sales charge is reflected):*
                                                    1 year     3 years   5 years   10 years  1 year   3 years     5 years  10 years
                                                    ------     -------   -------   --------  ------   -------     -------  --------
Aetna Ascent VP                                      $85        $123       $154      $255      $22      $69        $119      $255
Aetna Balanced VP, Inc.                              $83        $117       $144      $235      $20      $63        $109      $235
Aetna Bond VP                                        $82        $114       $139      $224      $19      $60        $104      $224
Aetna Crossroads VP                                  $85        $123       $154      $255      $22      $69        $119      $255
Aetna Growth VP                                      $85        $123       $154      $255      $22      $69        $119      $255
Aetna Growth and Income VP                           $83        $116       $144      $234      $20      $63        $108      $234
Aetna Index Plus Large Cap VP                        $83        $115       $142      $229      $20      $62        $106      $229
Aetna International VP                               $89        $133       $172      $290      $26      $80        $136      $290
Aetna Legacy VP                                      $85        $123       $154      $255      $22      $69        $119      $255
Aetna Money Market VP                                $81        $109       $131      $208      $18      $56         $96      $208
Aetna Real Estate Securities VP                      $87        $127       $162      $271      $24      $74        $126      $271
Aetna Small Company VP                               $87        $127       $162      $271      $24      $74        $126      $271
Aetna Value Opportunity VP                           $85        $123       $154      $255      $22      $69        $119      $255
Calvert Social Balanced Portfolio                    $85        $123       $155      $256      $23      $70        $119      $256
Fidelity VIP Equity-Income Portfolio                 $83        $116       $143      $233      $20      $63        $108      $233
Fidelity VIP Growth Portfolio                        $84        $120       $149      $244      $21      $66        $113      $244
Fidelity VIP High Income Portfolio                   $84        $120       $150      $246      $22      $67        $114      $246
Fidelity VIP Overseas Portfolio                      $87        $127       $160      $268      $24      $73        $125      $268
Fidelity VIP II Asset Manager Portfolio              $84        $118       $147      $240      $21      $65        $111      $240
Fidelity VIP II Contrafund Portfolio                 $84        $120       $150      $246      $22      $67        $114      $246
Fidelity VIP II Index 500 Portfolio                  $80        $107       $128      $201      $17      $54         $92      $201
Janus Aspen Aggressive Growth Portfolio              $85        $122       $152      $251      $22      $68        $117      $251
Janus Aspen Balanced Portfolio                       $86        $124       $156      $258      $23      $70        $120      $258
Janus Aspen Flexible Income Portfolio                $85        $121       $152      $250      $22      $68        $116      $250
Janus Aspen Growth Portfolio                         $84        $120       $149      $245      $21      $66        $114      $245
Janus Aspen Worldwide Growth Portfolio               $85        $121       $151      $249      $22      $68        $116      $249
MFS Total Return Series                              $87        $129       $164      $276      $25      $75        $129      $276
MFS World Governments Series                         $87        $129       $164      $276      $25      $75        $129      $276
Oppenheimer Aggressive Growth Fund                   $85        $121       $151      $248      $22      $67        $115      $248
Oppenheimer Global Securities Fund                   $85        $122       $152      $251      $22      $68        $117      $251
Oppenheimer Growth & Income Fund                     $86        $124       $156      $258      $23      $70        $120      $258
Oppenheimer Strategic Bond Fund                      $86        $124       $156      $258      $23      $70        $120      $258
Portfolio Partners MFS Emerging Equities Portfolio   $85        $123       $155      $256      $23      $70        $119      $256
Portfolio Partners MFS Research Growth Portfolio     $86        $124       $157      $260      $23      $71        $121      $260
Portfolio Partners MFS Value Equity Portfolio        $86        $126       $159      $265      $24      $72        $124      $265
Portfolio Partners Scudder International             $87        $129       $164      $276      $25      $75        $129      $276
  Growth Portfolio
Portfolio Partners T. Rowe Price Growth Equity       $85        $121       $152      $250      $22      $68        $116      $250
  Portfolio

---------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)


--------------------------------------------------------------------------------
                                  FEE TABLE - 5

                                                                        CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK
                                                                        EXAMPLE C                             EXAMPLE D
                                                         If you withdraw the entire Account      If you do not withdraw the Account
                                                         Value at the end of the periods         Value, or if you annuitize at the
                                                         shown, you would pay the following      end of the periods shown, you
                                                         expenses, including any applicable      would pay the following expenses
                                                         deferred sales charge:                  (no deferred sales charge is
                                                                                                 reflected):*
                                                         1 year  3 years  5 years    10 years    1 year  3 years 5 years 10 years
                                                         ------  -------  -------    --------    ------  ------- ------- --------
Aetna Ascent VP                                            $73     $103    $135        $255       $22      $69    $119     $255
Aetna Balanced VP, Inc..                                   $71     $ 97    $125        $235       $20      $63    $109     $235
Aetna Bond VP                                              $70     $ 94    $120        $224       $19      $60    $104     $224
Aetna Crossroads VP                                        $73     $103    $135        $255       $22      $69    $119     $255
Aetna Growth VP                                            $73     $103    $135        $255       $22      $69    $119     $255
Aetna Growth and Income VP                                 $71     $ 96    $125        $234       $20      $63    $108     $234
Aetna Index Plus Large Cap VP                              $71     $ 95    $123        $229       $20      $62    $106     $229
Aetna International VP                                     $77     $113    $153        $290       $26      $80    $136     $290
Aetna Legacy VP                                            $73     $103    $135        $255       $22      $69    $119     $255
Aetna Money Market VP                                      $69     $ 89    $112        $208       $18      $56    $ 96     $208
Aetna Real Estate Securities VP                            $75     $107    $143        $271       $24      $74    $126     $271
Aetna Small Company VP                                     $75     $107    $143        $271       $24      $74    $126     $271
Aetna Value Opportunity VP                                 $73     $103    $135        $255       $22      $69    $119     $255
Calvert Social Balanced Portfolio                          $73     $103    $136        $256       $23      $70    $119     $256
[Federated American Leaders Fund II                        $65     $104    $138        $260       $23      $71    $121     $260]
[Federated Equity Income Fund II                           $65     $104    $138        $260       $23      $71    $121     $260]
[Federated Fund for U.S. Government Securities II          $65     $103    $135        $255       $23      $69    $119     $255]
[Federated Growth Strategies Fund II                       $65     $104    $138        $260       $23      $71    $121     $260]
[Federated High Income Bond Fund II                        $65     $103    $135        $255       $23      $69    $119     $255]
[Federated International Equity Fund II                    $69     $116    $157        $298       $27      $82    $140     $298]
[Federated Prime Money Fund II                             $65     $103    $135        $255       $23      $69    $119     $255]
[Federated Utility Fund II                                 $65     $104    $138        $260       $23      $71    $121     $260]
Fidelity VIP Equity-Income Portfolio                       $71     $ 96    $124        $233       $20      $63    $108     $233
Fidelity VIP Growth Portfolio                              $72     $100    $130        $244       $21      $66    $113     $244
Fidelity VIP High Income Portfolio                         $72     $100    $131        $246       $22      $67    $114     $246
Fidelity VIP Overseas Portfolio                            $74     $107    $142        $268       $24      $73    $125     $268
Fidelity VIP II Asset Manager Portfolio                    $72     $98     $128        $240       $21      $65    $111     $240
Fidelity VIP II Contrafund Portfolio                       $72     $100    $131        $246       $22      $67    $114     $246
Fidelity VIP II Index 500 Portfolio                        $68     $ 87    $109        $201       $17      $54    $ 92     $201
Janus Aspen Aggressive Growth Portfolio                    $73     $102    $133        $251       $22      $68    $117     $251
Janus Aspen Balanced Portfolio                             $74     $104    $137        $258       $23      $70    $120     $258
Janus Aspen Flexible Income Portfolio                      $73     $101    $133        $250       $22      $68    $116     $250
Janus Aspen Growth Portfolio                               $72     $100    $130        $245       $21      $66    $114     $245
Janus Aspen Worldwide Growth Portfolio                     $73     $101    $132        $249       $22      $68    $116     $249
MFS Total Return Series                                    $75     $109    $146        $276       $25      $75    $129     $276
MFS World Governments Series                               $75     $109    $146        $276       $25      $75    $129     $276
Oppenheimer Aggressive Growth Fund                         $73     $101    $132        $248       $22      $67    $115     $248
Oppenheimer Global Securities Fund                         $73     $102    $133        $251       $22      $68    $117     $251
Oppenheimer Growth & Income Fund                           $74     $104    $137        $258       $23      $70    $120     $258
Oppenheimer Strategic Bond Fund                            $74     $104    $137        $258       $23      $70    $120     $258
Portfolio Partners MFS Emerging Equities Portfolio         $73     $103    $136        $256       $23      $70    $119     $256
Portfolio Partners MFS Research Growth Portfolio           $74     $104    $138        $260       $23      $71    $121     $260
Portfolio Partners MFS Value Equity Portfolio              $74     $106    $141        $265       $24      $72    $124     $265
Portfolio Partners Scudder International Growth            $75     $109    $146        $276       $25      $75    $129     $276
Portfolio
Portfolio Partners T. Rowe Price Growth Equity Portfolio   $73     $101    $133        $250       $22      $68    $116     $250

------------
*This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example C.)


--------------------------------------------------------------------------------
                                  FEE TABLE - 6

{HYPOTHETICAL ILLUSTRATION (EXAMPLE): CONTRACTS ISSUED AS ROTH IRAS-- INCLUDING CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.019%.

                                                                              CONTRACTS ISSUED AS ROTH IRAS
                                                                   EXAMPLE A                                EXAMPLE B
                                                    If you withdraw the entire Account       If you do not withdraw the Account
                                                    Value at the end of the periods shown,   Value, or if you annuitize at the end
                                                    you would pay the following expenses,    of the periods shown, you would pay
                                                    including any applicable deferred        the following expenses (no deferred
                                                    sales charge:                            sales charge is reflected):*
                                                    1 year     3 years   5 years   10 years  1 year   3 years     5 years  10 years
                                                    ------     -------   -------   --------  ------   -------     -------  --------
Aetna Ascent VP                                      $62         $87       $111      $240      $21      $65        $111      $240
Aetna Balanced VP, Inc.                              $60         $81       $101      $219      $19      $59        $101      $219
Aetna Bond VP                                        $59         $78       $96       $208      $18      $56         $96      $208
Aetna Crossroads VP                                  $62         $87       $111      $240      $21      $65        $111      $240
Aetna Growth VP                                      $62         $87       $111      $240      $21      $65        $111      $240
Aetna Growth and Income VP                           $60         $80       $101      $218      $19      $58        $101      $218
Aetna Index Plus Large Cap VP                        $60         $79       $98       $214      $18      $57         $98      $214
Aetna International VP                               $66         $97       $129      $276      $25      $75        $129      $276
Aetna Legacy VP                                      $62         $87       $111      $240      $21      $65        $111      $240
Aetna Money Market VP                                $58         $73       $88       $192      $16      $51         $88      $192
Aetna Real Estate Securities VP                      $64         $91       $119      $255      $22      $69        $119      $255
Aetna Small Company VP                               $64         $91       $119      $255      $22      $69        $119      $255
Aetna Value Opportunity VP                           $62         $87       $111      $240      $21      $65        $111      $240
Calvert Social Balanced Portfolio                    $62         $87       $112      $241      $21      $65        $112      $241
Fidelity VIP Equity-Income Portfolio                 $60         $80       $100      $217      $19      $58        $100      $217
Fidelity VIP Growth Portfolio                        $61         $83       $106      $228      $20      $61        $106      $228
Fidelity VIP High Income Portfolio                   $61         $84       $107      $231      $20      $62        $107      $231
Fidelity VIP Overseas Portfolio                      $63         $90       $117      $252      $22      $68        $117      $252
Fidelity VIP II Asset Manager Portfolio              $61         $82       $104      $224      $19      $60        $104      $224
Fidelity VIP II Contrafund Portfolio                 $61         $84       $107      $231      $20      $62        $107      $231
Fidelity VIP II Index 500 Portfolio                  $57         $71       $84       $184      $16      $49         $84      $184
Janus Aspen Aggressive Growth Portfolio              $62         $85       $109      $236      $21      $64        $109      $236
Janus Aspen Balanced Portfolio                       $62         $88       $113      $243      $21      $66        $113      $243
Janus Aspen Flexible Income Portfolio                $62         $85       $109      $235      $20      $63        $109      $235
Janus Aspen Growth Portfolio                         $61         $84       $106      $229      $20      $62        $106      $229
Janus Aspen Worldwide Growth Portfolio               $62         $85       $108      $234      $20      $63        $108      $234
MFS Total Return Series                              $64         $93       $121      $260      $23      $71        $121      $260
MFS World Governments Series                         $64         $93       $121      $260      $23      $71        $121      $260
Oppenheimer Aggressive Growth Fund                   $61         $85       $108      $233      $20      $63        $108      $233
Oppenheimer Global Securities Fund                   $62         $85       $109      $236      $21      $64        $109      $236
Oppenheimer Growth & Income Fund                     $62         $88       $113      $243      $21      $66        $113      $243
Oppenheimer Strategic Bond Fund                      $62         $88       $113      $243      $21      $66        $113      $243
Portfolio Partners MFS Emerging Equities Portfolio   $62         $87       $112      $241      $21      $65        $112      $241
Portfolio Partners MFS Research Growth Portfolio     $63         $88       $114      $245      $21      $66        $114      $245
Portfolio Partners MFS Value Equity Portfolio        $63         $90       $116      $250      $22      $68        $116      $250
Portfolio Partners Scudder International  Growth     $64         $93       $121      $260      $23      $71        $121      $260
Portfolio
Portfolio Partners T. Rowe Price Growth Equity       $62         $85       $109      $235      $20      $63        $109      $235
  Portfolio

-------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)}


--------------------------------------------------------------------------------
                                  FEE TABLE - 7

                         CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
================================================================================


The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The table shows condensed financial information for Contracts with total separate account charges of 1.40% annually. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                                                1997            1996            1995           1994
AETNA ASCENT VP
Value at beginning of period                                  $12.970         $10.645         $10.000
Value at end of period                                        $15.333         $12.970         $10.645
Increase (decrease) in value of accumulation units(1)           18.22%          21.84%           6.45%(2)
Number of accumulation units outstanding at end of period     898,302         298,740          15,832
AETNA BALANCED VP, INC
Value at beginning of period                                  $15.445         $13.602         $10.828         $10.000
Value at end of period                                        $18.653         $15.445         $13.602         $10.828
Increase (decrease) in value of accumulation units(1)           20.77%          13.55%          25.62%           8.42%(3)
Number of accumulation units outstanding at end of period   2,265,203       1,544,723         919,744         911,281
AETNA BOND VP
Value at beginning of period                                  $12.294         $12.037         $10.324         $10.000
Value at end of period                                        $13.128         $12.294         $12.037         $10.324
Increase (decrease) in value of accumulation units(1)            6.78%           2.14%          16.59%           3.24%(4)
Number of accumulation units outstanding at end of period   1,528,968       1,129,814         988,199         983,357
AETNA CROSSROADS VP
Value at beginning of period                                  $12.402         $10.587         $10.000
Value at end of period                                        $14.377         $12.402         $10.587
Increase (decrease) in value of accumulation units(1)           15.93%          17.14%           5.87%(2)
Number of accumulation units outstanding at end of period   1,112,043         326,292          27,089
AETNA GROWTH VP
Value at beginning of period                                  $11.084
Value at end of period                                        $13.158
Increase (decrease) in value of accumulation units(1)           18.71%(5)
Number of accumulation units outstanding at end of period     241,289
AETNA GROWTH AND INCOME VP
Value at beginning of period                                  $17.181         $14.001         $10.737         $10.000
Value at end of period                                        $22.004         $17.181         $14.001         $10.737
Increase (decrease) in value of accumulation units(1)           28.07%          22.71%          30.40%           7.37%(6)
Number of accumulation units outstanding at end of period   8,522,639       4,919,945       3,068,782       3,178,712
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                  $10.919         $10.000
Value at end of period                                        $14.414         $10.919
Increase (decrease) in value of accumulation units(1)           32.01%           9.19%(7)
Number of accumulation units outstanding at end of period   1,179,485          19,177
AETNA LEGACY VP
Value at beginning of period                                  $11.751         $10.438         $10.000
Value at end of period                                        $13.267         $11.751         $10.438
Increase (decrease) in value of accumulation units(1)           12.90%          12.58%           4.38%(8)
Number of accumulation units outstanding at end of period   1,217,781         492,915          28,778
AETNA MONEY MARKET VP
Value at beginning of period                                  $11.394         $10.968         $10.489         $10.000
Value at end of period                                        $11.850         $11.394         $10.968         $10.489
Increase (decrease) in value of accumulation units(1)            4.00%           3.89%           4.57%           4.89%(6)
Number of accumulation units outstanding at end of period   6,770,680       4,871,015       2,694,034       3,407,448
AETNA SMALL COMPANY VP
Value at beginning of period                                  $10.603
Value at end of period                                        $13.638
Increase (decrease) in value of accumulation units(1)           28.63%(5)
Number of accumulation units outstanding at end of period     424,486



--------------------------------------------------------------------------------
                                 AUV HISTORY - 1

    (Selected data for accumulation units outstanding throughout each period)
================================================================================

                                                                1997            1996           1995            1994
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                  $10.856
Value at end of period                                        $13.246
Increase (decrease) in value of accumulation units(1)           22.01%(5)
Number of accumulation units outstanding at end of period     289,182
[FEDERATED AMERICAN LEADERS FUND II
Value at beginning of period                                  $15.548         $12.971          $9.838          $10.00
Value at end of period                                        $20.287         $15.548         $12.971          $9.838
Increase (decrease) in value of accumulation units(1)           30.48%          19.87%          31.84%          (1.62)%(8a)
Number of accumulation units outstanding at end of period   5,757,361       3,931,613       2,057,364         188,708]
[FEDERATED EQUITY INCOME FUND II
Value at beginning of period                                  $10.534
Value at end of period                                        $12.305
Increase (decrease) in value of accumulation units(1)           16.82%(8b)
Number of accumulation units outstanding at end of period   1,620,310]
[FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period                                  $11.099         $10.804         $10.073         $10.000
Value at end of period                                        $11.883         $11.099         $10.804         $10.073
Increase (decrease) in value of accumulation units(1)            7.06%           2.74%           7.25%           0.73%(8a)
Number of accumulation units outstanding at end of period   1,110,579         689,789         417,293          12,714]
[FEDERATED GROWTH STRATEGIES FUND II
Value at beginning of period                                  $12.596         $10.277         $10.000
Value at end of period                                        $15.777         $12.596         $10.277
Increase (decrease) in value of accumulation units(1)           25.25%          22.57%           2.77%(8c)
Number of accumulation units outstanding at end of period   1,439,357         570,182          17,503]
[FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period                                  $13.119         $11.640          $9.814         $10.000
Value at end of period                                        $14.724         $13.119         $11.640          $9.814
Increase (decrease) in value of accumulation units(1)           12.24%          12.71%          18.61%          (1.86)%(8a)
Number of accumulation units outstanding at end of period   3,613,943       2,069,633       1,020,321          31,309]
[FEDERATED INTERNATIONAL EQUITY FUND II
Value at beginning of period                                  $10.952         $10.255         $10.000
Value at end of period                                        $11.888         $10.952         $10.255
Increase (decrease) in value of accumulation units(1)            8.54%           6.80%           2.55%(12)
Number of accumulation units outstanding at end of period   1,173,166         541,970         158,319]
[FEDERATED PRIME MONEY FUND II
Value at beginning of period                                  $10.748         $10.406         $10.033         $10.000
Value at end of period                                        $11.119         $10.748         $10.406         $10.033
Increase (decrease) in value of accumulation units(1)            3.46%           3.29%           3.71%           0.33%(13)
Number of accumulation units outstanding at end of period     677,262         720,521         554,934          51,949]
[FEDERATED UTILITY FUND II
Value at beginning of period                                  $13.303         $12.095          $9.881         $10.000
Value at end of period                                        $16.611         $13.303         $12.095          $9.881
Increase (decrease) in value of accumulation units(1)           24.86%           9.99%          22.40%          (1.19)%(8a)
Number of accumulation units outstanding at end of period   1,583,456       1,260,915         727,601          41,191]
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                   $9.805
Value at end of period                                         $9.976
Increase (decrease) in value of accumulation units(1)            1.75%(9)
Number of accumulation units outstanding at end of period       4,827
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                  $15.013         $13.324         $10.002         $10.000
Value at end of period                                        $18.963         $15.013         $13.324         $10.002
Increase (decrease) in value of accumulation units(1)           26.32%          12.68%          33.21%           0.02%(10)
Number of accumulation units outstanding at end of period   6,378,264       4,200,501         913,517          17,013
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                  $15.734         $13.913         $10.423         $10.000
Value at end of period                                        $19.157         $15.734         $13.913         $10.423
Increase (decrease) in value of accumulation units(1)           21.75%          13.09%          33.48%           4.23%(10)
Number of accumulation units outstanding at end of period   3,697,132       3,260,855         885,545          17,013

--------------------------------------------------------------------------------
                                 AUV HISTORY - 2

    (Selected data for accumulation units outstanding throughout each period)
================================================================================

                                                                1997            1996            1995             1994
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                  $12.031         $10.701         $10.000
Value at end of period                                        $13.959         $12.031         $10.701
Increase (decrease) in value of accumulation units(1)           16.02%          12.43%           7.01%(11)
Number of accumulation units outstanding at end of period   2,522,965       1,222,580         112,819
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                  $12.439         $11.143         $10.000
Value at end of period                                        $13.682         $12.439         $11.143
Increase (decrease) in value of accumulation units(1)            9.99%          11.62%          11.43%(12)
Number of accumulation units outstanding at end of period     807,976         681,094         150,017
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                  $13.180         $11.664         $10.000
Value at end of period                                        $15.679         $13.180         $11.664
Increase (decrease) in value of accumulation units(1)           18.79%          12.99%          16.64%(12)
Number of accumulation units outstanding at end of period     748,981         450,051         116,810
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                  $13.943         $11.658         $10.000
Value at end of period                                        $17.066         $13.943         $11.658
Increase (decrease) in value of accumulation units(1)           22.40%          19.60%          16.58%(11)
Number of accumulation units outstanding at end of period   5,222,894       3,294,964         684,272
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                  $13.728         $11.336         $10.000
Value at end of period                                        $17.961         $13.728         $11.336
Increase (decrease) in value of accumulation units(1)           30.84%          21.10%          13.36%(11)
Number of accumulation units outstanding at end of period   4,286,245       1,994,556         191,671
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                  $13.879         $13.040         $10.374         $10.000
Value at end of period                                        $15.418         $13.879         $13.040         $10.374
Increase (decrease) in value of accumulation units(1)           11.09%           6.43%          25.71%           3.74%(13)
Number of accumulation units outstanding at end of period   1,558,985       1,248,669         187,584               0
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                  $13.865         $12.104         $10.000
Value at end of period                                        $16.692         $13.865         $12.104
Increase (decrease) in value of accumulation units(1)           20.39%          14.55%          21.04%(12)
Number of accumulation units outstanding at end of period   1,544,831         682,296          53,016
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                  $12.995         $12.071          $9.884         $10.000
Value at end of period                                        $14.320         $12.995         $12.071          $9.884
Increase (decrease) in value of accumulation units(1)           10.20%           7.66%          22.13%          (1.16)%(14)
Number of accumulation units outstanding at end of period     523,315         225,717          45,714               0
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                  $15.153         $12.975         $10.109         $10.000
Value at end of period                                        $18.340         $15.153         $12.975         $10.109
Increase (decrease) in value of accumulation units(1)           21.03%          16.79%          28.35%           1.09%(3)
Number of accumulation units outstanding at end of period   1,863,396       1,145,305         176,111           9,588
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                  $15.701         $12.341         $10.000
Value at end of period                                        $18.910         $15.701         $12.341
Increase (decrease) in value of accumulation units(1)           20.44%          27.22%          23.41%(15)
Number of accumulation units outstanding at end of period   6,453,536       3,060,432         252,485
MFS TOTAL RETURN SERIES
Value at beginning of period                                  $10.894         $10.000
Value at end of period                                        $13.030         $10.894
Increase (decrease) in value of accumulation units(1)           19.60%           8.94%(16)
Number of accumulation units outstanding at end of period   1,456,174         387,019

--------------------------------------------------------------------------------
                                AUV HISTORY - 3

    Selected data for accumulation units outstanding throughout each period)
================================================================================

                                                                     1997            1996         1995           1994
MFS WORLD GOVERNMENTS SERIES
Value at beginning of period                                         $10.471         $10.000
Value at end of period                                               $10.207         $10.471
Increase (decrease) in value of accumulation units(1)                  (2.51)%          4.71%(16)
Number of accumulation units outstanding at end of period            129,739          38,958
OPPENHEIMER AGGRESSIVE GROWTH FUND
Value at beginning of period                                         $10.725
Value at end of period                                               $12.204
Increase (decrease) in value of accumulation units(1)                  13.78%(5)
Number of accumulation units outstanding at end of period            302,223
OPPENHEIMER GLOBAL SECURITIES  FUND
Value at beginning of period                                         $10.457
Value at end of period                                               $11.539
Increase (decrease) in value of accumulation units(1)                  10.35%(5)
Number of accumulation units outstanding at end of period            232,338
OPPENHEIMER GROWTH AND INCOME FUND
Value at beginning of period                                         $10.497
Value at end of period                                               $12.785
Increase (decrease) in value of accumulation units(1)                  21.79%(5)
Number of accumulation units outstanding at end of period            992,461
OPPENHEIMER STRATEGIC BOND FUND
Value at beginning of period                                         $10.167
Value at end of period                                               $10.764
Increase (decrease) in value of accumulation units(1)                   5.87%(5)
Number of accumulation units outstanding at end of period            287,313
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                         $14.894
Value at end of period                                               $14.707
Increase (decrease) in value of accumulation units(1)                  (1.26)%(17)
Number of accumulation units outstanding at end of period          5,027,952
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                         $12.892
Value at end of period                                               $12.641
Increase (decrease) in value of accumulation units(1)                  (1.94)%(17)
Number of accumulation units outstanding at end of period          3,899,626
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                         $10.009
Value at end of period                                               $10.152
Increase (decrease) in value of accumulation units(1)                   1.43%(17)
Number of accumulation units outstanding at end of period            486,822
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                          $9.791
Value at end of period                                                $9.912
Increase (decrease) in value of accumulation units(1)                   1.24%(17)
Number of accumulation units outstanding at end of period              5,904
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                         $17.979
Value at end of period                                               $18.343
Increase (decrease) in value of accumulation units(1)                   2.03%(17)
Number of accumulation units outstanding at end of period          4,434,574


------------------


(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

(3) Reflects less than a full year of performance activity. Funds were first received in this option during July 1994.

(4) Reflects less than a full year of performance activity. Funds were first received in this option during August 1994.

(5) Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.

(6) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.

(7) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during September 1996, when the Portfolio became available under the Contract.


--------------------------------------------------------------------------------
                                AUV HISTORY - 4

(8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during September 1995, when the Fund became available under the Contract.

(9) Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.

(10) Reflects less than a full year of performance activity. Funds were first received in this option during December 1994.

(11) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1995, when the Fund became available under the Contract.

(12) Reflects less than a full year of performance activity. Funds were first received in this option during January 1995.

(13) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.

(14) Reflects less than a full year of performance activity. Funds were first received in this option during November 1994.

(15) Reflects less than a full year of performance activity. Funds were first received in this option during April 1995.

(16) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1996, when the Series became available under the Contract.

(17) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.



--------------------------------------------------------------------------------
                                 AUV HISTORY - 5

--------------------------------------------------------------------------------
                                   THE COMPANY
================================================================================

     Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

     The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.


                           VARIABLE ANNUITY ACCOUNT B
================================================================================

     The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

     Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.


                               INVESTMENT OPTIONS
================================================================================

THE FUNDS

     Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Application. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of investment options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder is limited to 18. Each Subaccount and each Guaranteed Term of the same duration, or an investment in the Fixed Account in certain Contracts where the Guaranteed Account is not available, count as an option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

     The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

     Subject to state regulatory approval, if the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

     The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.


[bullet] [Federated Insurance Series--Federated American Leaders Fund II. The primary objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies which, in the opinion of the Adviser meet certain criteria.(1)]

[bullet] [Federated Insurance Series--Federated Equity Income Fund II seeks to provide above average income and capital appreciation. The Fund attempts to achieve its objective by investing at least 65% of its assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook. (1)]

[bullet] [Federated Insurance Series--Federated Fund for U.S. Government
         Securities II seeks to provide current income. The Fund pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.(1)]

[bullet] [Federated Insurance Series--Federated Growth Strategies Fund II
         (formerly IMS Growth Stock Fund) seeks capital appreciation. The Fund pursues its objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. (1)]

[bullet] [Federated Insurance Series--Federated High Income Bond Fund II
         (formerly IMS Corporate Bond Fund) seeks high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations (commonly known as "junk bonds" or "high yield, high risk bonds" which involve significant degree of risk). (See the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(1)]

[bullet] [Federated Insurance Series--Federated International Equity Fund II
         (formerly IMS International Stock Fund) seeks total return on its assets by investing at least 65% of its assets (and under normal market conditions, substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. (2)]

[bullet] [Federated Insurance Series--Federated Prime Money Fund II (formerly
         IMS Prime Money Fund) seeks to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objectives by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. An investment in this Fund is neither insured nor guaranteed by the U.S. government. (1)]

[bullet] [Federated Insurance Series--Federated Utility Fund II (formerly IMS
         Utility Fund) seeks to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of utility companies.(1)(3)]

[Investment Adviser:  (1) Federated Advisers
                      (2) Federated Global Research Corp.
Subadviser: (3) Federated Global Research Corp.]



     {The Funds are described in Appendix C of this Prospectus. More detailed information may be found in the current prospectus for each Fund offered. The prospectus for the Fund should be read in conjunction with this Prospectus. A free Fund prospectus is available upon request from the local Company office or by writing or calling the number listed in the "Inquiries" section of this Prospectus.}
                                       1

     Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

     More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

     Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

     Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTION

     Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"). Through the Guaranteed Account, we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the Guaranteed Account for specified periods to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix A.)

FIXED ACCOUNT

     In certain states, Purchase Payments may be allocated to the Fixed Account. Through the Fixed Account we guarantee to pay the minimum interest rate specified in the Contract. (See Appendix B)


                                    PURCHASE
================================================================================

CONTRACT AVAILABILITY

     The Contracts are offered as (1) nonqualified deferred annuity contracts (we reserve the right to limit ownership of nonqualified Contracts to natural persons); (2) Individual Retirement Annuities, {including Roth IRAs,} other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code; or (3) Qualified Contracts used in conjunction with certain employer sponsored retirement plans. Individual Retirement Annuities are currently available as rollovers, and may permit ongoing contributions subject to state regulatory approval. Additionally, availability of the Qualified Contracts described under item (3) is subject to approval by the Company and state regulatory agencies. {A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted in a Roth IRA Contract. The Roth IRA Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.}

     Eligible persons seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or, where required by state law, they may purchase individual Contracts. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts, and individual accounts are established by the Company for each Certificate Holder. In some states, an individual Contract will be owned by the Certificate Holder. In both cases, a Certificate Holder's interest in the Contract is known as his or her "Account."

     The maximum issue age for the Annuitant is 90 (age 85 for those Contracts or Certificates issued in New York and Pennsylvania).

     Joint Certificate Holders. Nonqualified Contracts may be purchased by spouses as joint Certificate Holders. In New York and Pennsylvania, the joint Certificate Holders do not need to be spouses. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts. Tax law prohibits the purchase of Qualified Contracts by joint Certificate Holders.

PURCHASING INTERESTS IN THE CONTRACT

     Group Contracts. Groups will generally consist of those eligible individuals who have established an account with a broker-dealer or bank which has agreed to act as a Distributor for the Contracts. A group Contract is issued to the group Contract Holder. Certificate Holders may purchase interests in a group Contract by submitting an Application. Once the Application is accepted a Certificate will be issued.

     Individual Contracts. Certain states will not allow a group Contract due to provisions in their insurance laws. In those states, an eligible individual will submit an Application and will be issued a Contract rather than a Certificate.

     Regardless of whether you have purchased an interest in a group Contract or an individual Contract, the Company must accept or reject the Application within two business days of receipt. If the Application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Certificate Holder, pending acceptance of the Application. If the Application is rejected, the Application and any Purchase Payments will be returned to the Certificate Holder. {However, if the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.}

PURCHASE PAYMENTS

     You may make Purchase Payments under the Contract in one lump sum, through periodic payments or as a transfer from a pre-existing plan.

     The minimum initial Purchase Payment amount is $5,000 for Nonqualified Contracts and $1,500 for Qualified Contracts. In some states, a Contract issued as an Individual Retirement Annuity can accept only a lump sum, rollover Purchase Payment. Additional Purchase Payments made to an existing Contract must be at least $1,000 or at least $50 per month by electronic funds transfer, and are subject to the terms and conditions published by us at the time of the subsequent payment. A Purchase Payment of more than $1,000,000 will be allowed only with the Company's consent. We also reserve the right to reject any Purchase Payment to a prospective or existing Account without advance notice (unless not allowed by state law).

     For Qualified Contracts the Code imposes a maximum limit on annual Purchase Payments which may be excluded from a participant's gross income. (See "Tax Status.")

     Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or the Guaranteed Account or the Fixed Account as specified on the Application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options.")

CONTRACT RIGHTS

     Under individual Contracts, Certificate Holders have all Contract rights.

     Under group Contracts, the group Contract Holder has title to the Contract and generally only the right to accept or reject any modifications to the Contract. You have all other rights to your Account under the Contract. However, under a Nonqualified Contract, if you and the Annuitant are not the same, and the Annuitant dies first, your rights are automatically transferred to the Beneficiary. (See "Death Benefit.")

     Joint Certificate Holders have equal rights under the Contract and with respect to their Account. All rights under the Contract must be exercised by both joint Certificate Holders with the exception of transfers among investment options, which can be exercised by one joint Certificate Holder after the Account has been established. See "Death Benefit" regarding the rights of the surviving joint Certificate Holder upon the death of a joint Certificate Holder prior to the Annuity Date.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

     You generally designate the Beneficiary under the Contract on the Application. You may also elect to specify the form of payment to be made to the Beneficiary. For Qualified Contracts issued in conjunction with a Code Section 401(a) qualified pension or profit sharing plan or a Code Section 457 deferred compensation plan, the employer or trustee must be both the Certificate Holder and the Beneficiary under the Contract, and the participant on whose behalf the Account was established must be the Annuitant. Under such plans the participant is generally allowed to designate a beneficiary under the plan, and the Certificate Holder may direct that we pay any death proceeds to the plan beneficiary. "Beneficiary" as used in this Prospectus refers to the person who is ultimately entitled to receive such proceeds.

     For Qualified Contracts issued in conjunction with a Code Section 403(b) tax deferred annuity program subject to the Employee Retirement Income Security Act (ERISA), the spouse of a married participant must be the Beneficiary of at least 50% of the Account Value. If the married participant is age 35 or older, the participant may name an alternate Beneficiary provided the participant furnishes a waiver and spousal consent which meets the requirements of ERISA
Section 205. The participant on whose behalf the Account was established must be the Annuitant.

     For Qualified Contracts issued as an Individual Retirement Annuity, the Certificate Holder must be the Annuitant. For Nonqualified Contracts, the Certificate Holder and the Annuitant, may, but need not, be the same person. (See "Purchase--Contract Availability.")

RIGHT TO CANCEL

     You may cancel the Contract or Certificate without penalty by returning it to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this "free look" right; some states allow you longer. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments; therefore, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Under Contracts issued as Individual Retirement Annuities, you will receive a refund of your Purchase Payment. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office. {If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.}


                             CHARGES AND DEDUCTIONS
================================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

     Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. {If the Contract is issued as a Roth IRA, the mortality and expense risk charge is equal, on an annual basis to 1.10% of the daily net assets of the Subaccounts.} The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.
     In certain circumstances, the risk of adverse expense experience associated with this Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Contract may likewise be reduced. Whether such a reduction is available will be determined by the Company based upon consideration of one of the following factors:

(1) the size and composition of the prospective group such as a group made up of active employees of the Company or its affiliates;

(2)  the type and frequency of administrative and sales services provided; and

(3)  the level of maintenance fee and deferred sales charges.

     Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person. We will make any reduction in the mortality and expense risk charge according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

     If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

     Administrative Charge. During the Accumulation Period, the

Company makes a daily deduction from each of the Subaccounts for an administrative charge. The charge is equal, on an annual basis, to 0.15% of the daily net assets of the Subaccounts and compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

     During the Annuity Period, the Company reserves the right to make a deduction for the administrative charge of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

     During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

     The maximum maintenance fee deducted under the Contract is $30. The maintenance fee will be deducted annually on the anniversary of the Contract effective date. It is deducted on a pro rata basis from each investment option in which you have an interest. If your entire Account Value is withdrawn, the full maintenance fee, if applicable, will be deducted at the time of withdrawal. The maintenance fee will not be deducted (either annually or upon withdrawal) if your Account Value is $50,000 or more on the day the maintenance fee is due.

REDUCTION OR ELIMINATION OF ADMINISTRATIVE CHARGE AND MAINTENANCE FEE

     The administrative charge and maintenance fee may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the size and type of the group of individuals to whom the Contract is offered; and

(2)  the amount of expected Purchase Payments.

     Any reduction or elimination of the administrative charge or maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the administrative charge or annual maintenance fees according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

     Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account and, {except for Roth IRAs,} is based on the number of years which have elapsed since the Purchase Payment was made. {The deferred sales charge on withdrawals from a Roth IRA is based on the number of years which have elapsed from the Account effective date.} The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. {If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing contract.}

     Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal {other than from a Roth IRA,} the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account or the Fixed Account will be treated as described in the Appendices attached to this Prospectus and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

{CONTRACTS OTHER THAN ROTH IRA (NON NEW YORK)

---------------------------------------------------------------
       Years since receipt              Deferred Sales
       of Purchase Payment             Charge Deduction
       -------------------             ----------------
  Less than 2                                 7%
  2 or more but less than 4                   6%
  4 or more but less than 5                   5%
  5 or more but less than 6                   4%
  6 or more but less than 7                   3%
  7 or more                                   0%}
---------------------------------------------------------------

{CONTRACTS OTHER THAN ROTH IRA'S (NEW YORK)}

---------------------------------------------------------------
       Years since receipt              Deferred Sales
       of Purchase Payment             Charge Deduction
       -------------------             ----------------
  Less than 1                                 7%
  1 or more but less than 2                   6%
  2 or more but less than 3                   5%
  3 or more but less than 4                   4%
  4 or more but less than 5                   3%
  5 or more but less than 6                   2%
  6 or more but less than 7                   1%
  7 or more                                   0%
---------------------------------------------------------------

{ROTH IRA CONTRACTS, INCLUDING THOSE ISSUED IN NEW YORK

---------------------------------------------------------------
    Completed Contract Years            Deferred Sales
                                       Charge Deduction
                                       ----------------
  Less than 1                                 5%
  1 or more but less than 2                   4%
  2 or more but less than 3                   3%
  3 or more but less than 4                   2%
  4 or more but less than 5                   1%
  5 or more                                   0%
---------------------------------------------------------------}

     A deferred sales charge will not be deducted from any portion of a

Purchase Payment withdrawn if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] paid to a Beneficiary due to the Annuitant's death before Annuity payments start, up to a maximum of the Purchase Payment(s) in the Account on the Annuitant's date of death;

[bullet] made due to the election of a Systematic Distribution Option (see
         "Systematic Distribution Options");

[bullet] if approved by your state, under a Qualified Contract when the amount withdrawn is equal to the minimum distribution required by the Code for this Contract calculated using a method permitted under the Code and agreed to by the Company;

[bullet] paid upon a full withdrawal where the Account Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or

[bullet] paid if we close out your Account when the value is less than $2,500
         (or other amount required by state law);


[bullet] if the withdrawal is applied as a rollover to certain Roth Individual
          Retirement Annuities issued by the Company or an affiliate.


     After the first Account Year, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that (1) such withdrawal occurs within three years of the Annuitant's admission to a licensed nursing care facility (including non-licensed facilities in New Hampshire) and
(2) the Annuitant has spent at least 45 consecutive days in such facility. This waiver of deferred sales charge does not apply if the Annuitant is in a nursing care facility at the time the Account is established. It will also not apply if otherwise prohibited by state law.

     The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

     Free Withdrawals. Subject to the restrictions described below, you may withdraw up to the greater of 10% of your current Account Value (up to 15% of your current Account Value for Contracts or Certificates issued in the State of New York) or the minimum distribution amount required by law during each calendar year without imposition of a deferred sales charge. The free withdrawal amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal and will be adjusted for amounts requested for distribution under a Systematic Distribution Option, during the calendar year. If your withdrawal exceeds the applicable free withdrawal allowance, we will deduct a deferred sales charge on the excess amount. (See Appendix A for a discussion of withdrawals from the Guaranteed Account.)

REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE

     We may reduce or eliminate the deferred sales charge when sales of the Contracts are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the deferred sales charge will be based on the following:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2)  the amount of expected Purchase Payments; and

(3) whether there is a prior or existing relationship with the Company such as being an employee of the Company or an affiliate, receiving distributions or making internal transfers from other contracts issued by the Company, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate. Any reduction or elimination of the deferred sales charge will be subject to state approval and not be unfairly discriminatory against any person.

FUND EXPENSES

     Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the Fund prospectuses.

PREMIUM AND OTHER TAXES

     Several states and municipalities currently impose a premium tax on Annuities. These taxes currently range from 0% to 4%. Ordinarily, any applicable state premium tax will be deducted from the Account Value when it is applied to an Annuity Option. However, we reserve the right to deduct state premium tax from the Purchase Payment(s) or from the Account Values at any time, but no earlier than when we have a tax liability under state law.

     Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.


                               CONTRACT VALUATION
================================================================================

ACCOUNT VALUE

     Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Guaranteed Account or Fixed Account.

ACCUMULATION UNITS

     The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge.

     Initial Purchase Payments will be credited to your Account at the AUV next computed following our acceptance of the Application as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

     The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

(d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

(e) minus a daily charge at the annual effective rate of a maximum of 1.25% for mortality and expense risks {(1.10% for Roth IRA Contracts)} and an administrative charge of 0.15% (unless reduced or eliminated) during the Accumulation Period and up to 0.25% during the Annuity Period (currently 0% during the Annuity Period).

The net investment rate may be either positive or negative.


                                    TRANSFERS
================================================================================

     At any time prior to the Annuity Date, you can transfer amounts held under your Account among the investment options available subject to certain limitations. (See "Investment Options.") Transfers from the Guaranteed Account may be subject to certain restrictions and to a market value adjustment. (See the Appendix.) Transfers may be made from the Fixed Account to any of the investment options available subject to certain restrictions. Amounts may not be transferred into the Fixed Account from any of the investment options. If approved by your state, during the Annuity Period, if you have elected a variable Annuity, you can make transfers only among the Subaccounts available during the Annuity Period. (See "Annuity Options.") A request for transfer can be made either in writing or by telephone (See "Telephone Transfers" below.) All transfers must be in accordance with the terms of the Contract. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.

     During the Accumulation Period, twelve free transfers are allowed per calendar year. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. This charge will be deducted from the gross amount of the transfer. The Company currently does not impose this charge. Currently, during the Annuity Period, four transfers are allowed each calendar year.

Telephone Transfers

     You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record calls on the 800 line.

Dollar Cost Averaging Program

     You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar cost averaging is a system for investing a fixed amount of money at regular intervals over a period of time. The Dollar Cost Averaging Program permits the transfer of amounts from any of the variable funding options and an available Guaranteed Term or Fixed Account subject to the Company's terms and conditions to any of the Subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from any such Guaranteed Term during participation in the Dollar Cost Averaging Program. If dollar cost averaging from a Guaranteed Term is discontinued, the Company will automatically transfer the balance remaining in the Guaranteed Term from which dollar cost averaging is withdrawn to a Guaranteed Term of the same duration unless the Certificate Holder initiates a transfer to another investment option. In either case, a market value adjustment will apply. If Dollar Cost Averaging is stopped with regard to amounts in the Fixed Account, the remaining balance in the Fixed Account will be transferred to the money market fund. There is no additional charge for the Dollar Cost Averaging Program. (See Appendix A for a discussion of the restrictions and features attributable to the Guaranteed Account.)

     Dollar cost averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the "Inquiries" section of the Prospectus

Summary, which describes how you can obtain further information.

     The Dollar Cost Averaging Program is not available to individuals who have elected the Account Rebalancing Program.

ACCOUNT REBALANCING PROGRAM

     The Account Rebalancing Program allows you to have portions of your Account Value automatically reallocated annually to a specified percentage or at other more frequent intervals as allowed by Aetna under the program. Only Account Values accumulating in the Subaccounts can be rebalanced. You may participate in this program by completing the Account Rebalancing section of the Application, or by sending a written request to the Company at its Home Office. The Account Rebalancing Program does not ensure a profit nor guarantee against loss in a declining market.

     The Account Rebalancing Program is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.


                                   WITHDRAWALS
================================================================================

All or a portion of your Account Value may be withdrawn at any time during the Accumulation Period. Withdrawal restrictions applicable to Section 403(b) Contracts are described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with Securities and Exchange Commission requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be subject to a deferred sales charge (see "Charges and Deductions") and to taxes and to tax penalties (see "Tax Status"). {Roth IRAs provide for a tax-free withdrawal of all assets in the Account, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, and the distribution is made after attainment of age 59-1/2, or on account of death or disability, or for a qualified first-time home purchase.}

     Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals: (Percentage): The amount paid will be the percentage of the Adjusted Account Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawals: (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from your Account will equal the amount you request plus any applicable deferred sales charge and plus or minus any applicable market value adjustment. For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Guaranteed Account or Fixed Account or each Subaccount in which your Account is invested, unless you request otherwise in writing. All amounts paid will be based on your Account Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

     The tax treatment of withdrawals from each Nonqualified Contract may be affected if you own other annuity contracts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status.")

     Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. (See "Tax Status.")

     Reinstatement Privilege Following Withdrawal. You may elect to reinstate all or a portion of the proceeds received from the full withdrawal of your Account within 30 days after the withdrawal. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Accumulation Units will be credited to your Account for the amount reinstated, as well as for any maintenance fee charged and any portion of any deferred sales charge imposed at the time of withdrawal. However, any aggregate negative market value adjustment made to the Guaranteed Account will not be credited. Reinstated amounts will be reallocated to applicable investment options in the same proportion as they were allocated at the time of withdrawal.

     The number of Accumulation Units credited will be based upon the Accumulation Unit Value(s) next computed following receipt at our Home Office of the reinstatement request along with the amount to be reinstated. Any maintenance fee which falls due after the withdrawal and before the reinstatement will be deducted from the amount reinstated. The reinstatement privilege may be used only once and does not apply to a Certificate Holder's Account that We close out as described in the Section entitled, "Involuntary Terminations." If you are contemplating reinstatement, you should seek competent advice regarding the tax consequences associated with this type of transaction.


                         SYSTEMATIC DISTRIBUTION OPTIONS
================================================================================

     The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Systematic

Distribution Options"). To exercise these options, your Account Value must meet the minimum dollar amount and age criteria applicable to that option.

     The Systematic Distribution Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed forthose who want to receive only the minimum distribution that the Code requires each year. ECO is available only under Qualified Contracts. Under ECO, the Company calculates the minimum distribution amount required by law, and pays you that amount once a year. (See "Tax Status.") Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.

         {ECO is not available under the Roth IRA Contract.}

     If you select one of the Systematic Distribution Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus.

     Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

     Once you elect a Systematic Distribution Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, no other Systematic Distribution Option may be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options for new elections at any time, and/or to change the terms of future elections.


                    DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

     A death benefit will be payable to the Beneficiary(ies) if the Certificate Holder or the Annuitant dies before Annuity payments have commenced. If the Account is owned jointly, the death benefit applies at the death of the first joint Certificate Holder. Upon the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will become the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary.

DEATH BENEFIT AMOUNT

     If approved by your state, upon the death of the Annuitant, the death benefit proceeds will be the greater of:

(1) The minimum guaranteed death benefit (described below) as of the date of death, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was determined, or

(2)  The Account Value on the Claim Date.

     The minimum guaranteed death benefit is determined as follows: On the effective date of the Contract ("Effective Date"), the minimum guaranteed death benefit equals the amount of the initial Purchase Payment. On each Effective Date anniversary before the Annuitant reaches age 85, the minimum guaranteed death benefit is the greater of:

(1) The prior minimum guaranteed death benefit, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was previously determined, or

(2)  The Account Value on the Effective Date anniversary.

     After the Annuitant reaches age 85 the minimum guaranteed death benefit is equal to the minimum guaranteed death benefit determined on the Effective Date anniversary immediately preceding the date the Annuitant attained age 85 plus any Purchase Payments made, and less any amounts surrendered, applied to an Annuity option or deducted from the Account.

     On the Claim Date, if the minimum guaranteed death benefit is greater than the Account Value, the amount by which the minimum guaranteed death benefit exceeds the Account Value is allocated to the money market subaccount available under the Contract. The Beneficiary may elect a death benefit option as permitted unless the Certificate Holder has specified the form of payment to the Beneficiary.

     Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the minimum guaranteed death benefit will not apply. The amount paid on account of the death of the Certificate Holder will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge. The

Beneficiary may elect a death benefit option available under the Contract unless the Certificate Holder has specified the form of payment to the Beneficiary.

     If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was also the Annuitant, the spousal Beneficiary will become the Annuitant and the minimum guaranteed death benefit will also apply at the death of the spousal Beneficiary. The initial minimum guaranteed death benefit equals the Account Value as adjusted for any minimum guaranteed death benefit payable at the death of the original Certificate Holder/Annuitant. Thereafter, the minimum guaranteed death benefit is determined as above.

     If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was not also the Annuitant, the Annuitant will not change and the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge.

     If the death benefit described above is not approved by your state, the following death benefit shall apply:

     Upon the death of the Annuitant, the guaranteed death benefit proceeds will be the greatest of:

(1) the total Purchase Payment(s) applied to the Account, minus the sum of all amounts withdrawn, annuitized or deducted from such Account;

(2) the highest step-up value as of the date of death. The step-up value is determined on each anniversary of the Effective Date, up to the Annuitant's 75th birthday (85th birthday for Contracts or Certificates issued in New
     York). Each step-up value is calculated as the Account Value on the Effective Date anniversary, increased by Purchase Payments applied, and decreased by partial withdrawals, annuitizations and deductions taken from the Account since the Effective Date anniversary; or

(3)  the Account Value as of the date of death.

     The excess, if any, of the guaranteed death benefit value over the Account Value is determined as of the date of death. Any excess amount will be deposited and allocated to the money market Subaccount available under the Contract. The Account Value on the claim date plus any excess amount deposited into the Account becomes the Certificate Holder's Account Value. The death benefit paid will equal the Account Value when request for payment is made and no deferred sales charge applies.

     Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the guaranteed death benefit will not apply. The amount of death benefit proceeds will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge.

     If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was the Annuitant, the amount of the death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge applicable to any Purchase Payments made since the death of the Certificate Holder/Annuitant.

     If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was not the Annuitant, the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge in accordance with the usual rules regarding the deferred sales charge. (See "Deferred Sales Charge.") If this provision was not approved in your state, the deferred sales charge will apply only to Purchase Payments made since the death of the Certificate Holder.

     For amounts held in the Guaranteed Account, see Appendix A for a discussion of the calculation of death benefit proceeds.

DEATH BENEFIT PAYMENT OPTIONS

     Death benefit proceeds may be paid to the Beneficiary as described below. If you die and no Beneficiary exists, the death benefit will be paid in a lump sum to your estate. Prior to any election by the Beneficiary, the Account Value will remain in the Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The Code requires that distributions begin within a certain time period, as described below. If no elections are made, no distributions will be made. Failure to commence distributions within those time periods can result in tax penalties.

     Nonqualified Contracts. Under a Nonqualified Contract, if you die, and the Beneficiary is your surviving spouse, or if you are a nonnatural person and the Annuitant dies, and the Beneficiary is the Annuitant's surviving spouse, he or she automatically becomes the successor Certificate Holder. The successor Certificate Holder may exercise all rights under the Account and (1) continue in the Accumulation Period; (2) elect to apply some or all of the Adjusted Account Value to any of the Annuity Options; or (3) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If you die and you are not the Annuitant, any applicable deferred sales charge will be applied if a lump sum payment is elected. Under the Code, distributions are not required until the successor Certificate Holder's death.

     If you die and the Beneficiary is not your surviving spouse, he or she may elect option (2) or (3) above. According to the Code, any portion of the Adjusted Account Value not distributed in installments over the life or life expectancy beginning within one year of your death, must be paid within five years of your death. (See "Tax Status of the Contract.")

     If you are a natural person but not the Annuitant and the Annuitant dies, the Beneficiary may elect to apply the Adjusted Account Value to an Annuity Option within 60 days or to receive a lump sum payment equal to the Adjusted Account Value, subject to state regulatory approval. If the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includible in the Beneficiary's income in the year the Annuitant dies.

     If SWO is in effect, payments will cease at the Certificate Holder's or Annuitant's death. A Beneficiary, however, may elect to continue SWO.

     Qualified Contracts. Under a Qualified Contract, the death benefit is paid at the death of the participant, who is the Annuitant under the Contract. The Beneficiary has the following options: (1) apply some or all of the Adjusted Account Value to any of the Annuity Options, subject to the distribution rules in Code Section 401(a)(9), or (2) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If the Account was established in conjunction with a Section 401(a) qualified pension or profit sharing plan or a Section 457 deferred compensation plan, payment will be made, as directed by the Certificate Holder, to either the Certificate Holder or to the plan Beneficiary.

     If ECO or SWO is in effect and the participant dies before the required beginning date for minimum distributions, payments will cease. A Beneficiary, or the Certificate Holder on behalf of a plan Beneficiary, may elect ECO or SWO provided the election would satisfy the Code minimum distribution rules.

     If ECO or SWO is in effect and the participant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Code minimum distribution rules, unless the option is revoked.

     Death benefit payments must satisfy the distribution rules in Code Section 401(a)(9). (See "Tax Status of the Contract.")


                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

     You must notify us in writing of the date you want Annuity Payments to start (the "Annuity Date") and the Annuity Option elected. Payments may not begin earlier than one year after purchase, or, unless we consent, later than the later of (a) the first day of the month following the Annuitant's 85th birthday, or (b) the tenth anniversary of the last Purchase Payment (fifth anniversary for Contracts issued in Pennsylvania). For Contracts or Certificates issued in New York, Annuity Payments may not begin later than the first day of the month following the Annuitant's 90th birthday.

     Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period.

     As of January 1, 1997, the Code generally requires that for Qualified Contracts, other than IRAs and for five-percent owners in other Qualified Contracts, minimum annual distributions of the Account Value begin by April 1st of the calendar year following the calendar year in which a participant attains age 70-1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.") For Nonqualified Contracts, failure to select an Annuity Option and an Annuity Date, or postponement of the Annuity Date past the Annuitant's 85th birthday or tenth anniversary of your last Purchase Payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering such a course of action.

         {For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. The general rule that annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your beneficiaries does not apply to a Roth IRA. The minimum distribution rules which apply to the beneficiary at your death and which are described in the Prospectus continue to apply. The rules differ depending on whether you die after distributions have begun.}

     At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like Annuity Payments to begin;

[bullet] the Annuity Option under which you want payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide Annuity Payments (i.e., a fixed Annuity using the general account or a variable Annuity using any of the Subaccounts available at the time of annuitization or a combination of the two).

     Once Annuity Payments begin, the Annuity Option may not be changed.

PARTIAL ANNUITIZATION

     You may elect an Annuity Option with respect to a portion of your Account Value, while leaving the remaining portion of your Account Value invested in the Accumulation Period. The Code and the regulations do not specifically address the tax treatment applicable to payments provided in this way. Whether such payments are taxable as annuity payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser if you are considering a partial annuitization of your Account.

ANNUITY OPTIONS

     The Certificate Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.

[bullet] Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If the Annuitant dies before the amount applied to the Annuity Option (less any applicable premium tax) has been paid, any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

[bullet] Option 4--Life Annuity Based Upon the Lives of Two Annuitants--

         An annuity paid during the lives of the Annuitant and a second Annuitant. The Certificate Holder selects an Annuity with 100%, 66% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Annuity Based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An Annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

*[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
          Cash Refund Feature--An Annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

*(If approved by your state.)

     If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Certificate Holder cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Option:

     Under the nonlifetime option, payments may be made for generally 5-30 years, as selected by the Certificate Holder. If this option is elected as a variable Annuity, the Certificate Holder may request that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") If the nonlifetime option is elected on a fixed basis, you cannot elect to receive a lump-sum settlement.

     We may also offer additional Annuity Options under your Contract from time to time. You can call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. Additional or enhanced options may not be available to those already receiving Annuity payments.

ANNUITY PAYMENTS

     Date Payments Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. For Qualified Contracts only, Annuity Payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

     Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts (some options require that all payments be made on a fixed basis). No election may be made that would result in the first Annuity Payment of less than $50, or total yearly Annuity Payments of less than $250 (less if required by state law). If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected. We reserve the right to increase the minimum first Annuity Payment amount and the minimum annual Annuity Payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

     If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

     We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. This charge, established when a variable Annuity Option is elected, will not exceed 0.25% per year of amounts held on a variable basis. Once established, the charge will be effective during the entire Annuity Period. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

     The death benefit, if any, due when the Annuitant dies after Annuity Payments have begun, will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.

     If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.

     If the nonlifetime option was elected, and the Annuitant dies before all payments are made, remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.

     When the Annuitant dies after Annuity Payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

     Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.


                                   TAX STATUS
================================================================================

INTRODUCTION

     The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). In addition, this discussion does not cover the potential application of federal estate and gift tax laws, or state, local or any other tax law. The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.

     The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 403(b) or 408(b) {or 408A} of the Code, or prior to May 1, 1998 under Sections 401(a) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Certificate Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

     The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

     Diversification. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

     In addition, in certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

     Required Distributions--Nonqualified Contracts: In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death, and (b) if any Certificate Holder dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the Account may be continued with the surviving spouse as the new Certificate Holder. If the Certificate Holder is a non-natural person, the surviving spouse who is the "designated beneficiary" of the deceased Annuitant may continue the Account.

     If the Certificate Holder is a natural person but not the Annuitant and the Annuitant dies, if the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includible in the Beneficiary's income in the year the Annuitant dies.

     The Nonqualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     The discussion under "Taxation of Annuities" below is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

     Required Distributions--Qualified Contracts: The Code has required distribution rules for Section 401(a), 403(b) and 457 Plans and Individual Retirement Annuities. Other than for IRAs and for five-percent owners in other Qualified Contracts, distributions must generally begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2 or retires, whichever occurs later. For traditional IRA participants and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. {There is no required distribution date for participants in a Roth IRA.} Under 403(b) plans, if the Company maintains separate records, distribution of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which the participant attains age 75 (or retires, whichever occurs later). However, special rules require that some or all of the balance be distributed earlier if any distributions are taken in excess of the minimum required amount.

     To comply with these provisions, distributions must be in a form and amount sufficient to satisfy the minimum distribution and minimum distribution incidental death benefit rules specified in Section 401(a) (9) of the Code.

     In general, annuity payments from a traditional IRA must be distributed over the participant's life or the joint lives of the participant and beneficiary, or over a period not greater than the participant's life expectancy or the joint life expectancies of the participant and beneficiary. Also, any distribution under a Section 457 Plan payable over a period of more than one year must be made in substantially nonincreasing amounts.

     If the participant dies on or after the required beginning date for minimum distributions, distributions to the beneficiary must be made at least as rapidly as the method of distribution in effect at the time of the participant's death. However, if the required minimum distribution is calculated each year based on the participant's single life expectancy or the joint life expectancies of the participant and beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the required minimum distributions at the participant's death. For example, if ECO was elected with the calculation based on the participant's single life expectancy, and the life expectancy is recalculated each year, the recalculated life expectancy becomes zero in the calendar year following the participant's death and the entire remaining interest must be distributed to the beneficiary by December 31 of the year following the participant's death. However, a spousal beneficiary, other than under a Section 457 Plan, has certain rollover rights which can only be exercised in the year of the participant's death. The rules are complex and the participant should consult a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

     If the participant dies before the required beginning date for minimum distributions, the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the participant's death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary, not to exceed 15 years for a non-spousal beneficiary under a Section 457 Plan, provided the distribution begins to a non-spouse beneficiary by December 31 of the calendar year following the calendar year of the participant's death. If payments are made to a spousal beneficiary, distributions must begin by the later of December 31 of the calendar year following the calendar year of the death or December 31 of the calendar year in which the participant would have attained age 70-1/2.

     An exception applies for a spousal beneficiary under an Individual Retirement Annuity. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the Account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Account or fails to take a distribution within the required time period.

     {The minimum distribution rules also apply to beneficiaries under a Roth IRA and are based on whether the participant dies before or after distribution begins.}

     If the participant or beneficiary fails to take the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

TAXATION OF ANNUITY CONTRACTS

     In General: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder under a Nonqualified Contract who is a natural person generally is not taxed on increases in the Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). The taxable portion of a distribution (in the form of a single sum payment or an Annuity) is taxable as ordinary income.

     Non-Natural Holders of a Nonqualified Contract: If the Certificate Holder is not a natural person, a Nonqualified Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the contract" is any increase over the year in the Surrender Value, adjusted for Purchase Payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax. When the Certificate Holder is not a natural person, the Annuitant is considered the Certificate Holder for the purpose of meeting the required distribution-at-death rules. In addition, when the Certificate Holder is not a natural person, a change in Annuitant is treated as the death of the Certificate Holder.

     The following discussion generally applies to Qualified Contracts or Nonqualified Contracts owned by a natural person.

     Withdrawals: In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

     With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment (MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

     Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

     {Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after the participant attains age 59-1/2, or on account of the participant's death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies. (See "Penalty Tax" below.) A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions.)}


     {For Roth IRAs, the minimum distribution rules do not apply prior to the participant's death. (See "Annuity Period" above.)}


     Annuity Payments: Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the expected number of payments as defined in Code Section 72 (d).; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

     Penalty Tax: In the case of a distribution pursuant to a Nonqualified Contract, or a Qualified Contract other than a Qualified Contract sold in conjunction with a Code Section 457 Plan, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income.

     In general, there is no penalty tax on distributions from a Nonqualified
Contract: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of the death of the Certificate Holder; (3) attributable to the taxpayer's total and permanent disability; (4) received in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary;" or (5) allocable to "investment in the contract" before August 14, 1982.

     If a distribution is made from a Qualified Contract sold in conjunction with a Section 401(a) Plan or Section 403(b) Plan, the penalty tax will not apply on distribution made when the participant (a) attains age 59-1/2, (b) becomes permanently and totally disabled, (c) dies, (d) separates from service with the plan sponsor at or after age 55, (e) rolls over the distribution amount to another plan of the same type in accordance with the terms of the Code, or
(f) takes the distributions in substantially equal periodic payments (at least annually) over his or her life or life expectancy or the joint lives or joint life expectancies of the participant and beneficiary, provided the participant has separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by the participant that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

     In general, except for (d), the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity, {including a distribution from a Roth IRA that is not a "qualified distribution" or a rollover to a Roth IRA that is not a "qualified rollover" contribution.} Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.

     Taxation of Death Benefit Proceeds: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.

     Special rules may apply on Nonqualified Contracts. See "Required Distributions - Nonqualified Contracts."

     Transfers, Assignments or Exchanges of the Contract: A transfer of ownership of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The assignment or transfer of ownership of a Qualified Contract generally is not allowed. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     Multiple Contracts: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

     Qualified Contracts in General: The Qualified Contract is designed for use as a Code Section 408(b) Individual Retirement Annuity or as a Contract used in connection with certain employer sponsored retirement plans. The tax rules applicable to participants and beneficiaries in Qualified Contracts are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

     The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants and beneficiaries under Qualified Contracts may be subject to the terms and conditions of the retirement plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

     Section 457 Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act") compensation deferred under the plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of benefits) subject only to the claims of the employer's general creditors. For that reason, depending on the terms of the particular plan, the employer may have been entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.

     Under the Small Business Act, plans maintained by State or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates will be required to hold all assets and income of the Plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting the new requirement, custodial accounts and annuity contracts are treated as trusts. State and local government plans that were in existence on August 20, 1996 are allowed a transition period that ends January 1, 1999 to comply with the new requirement.

     In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a participant on behalf of the employer as owner, we will withhold federal taxes (and state taxes, if applicable).

     The Code imposes a maximum limit on annual Purchase Payments which may be excluded from the participant's gross income. Such limit is generally the lesser of $8,000 (as adjusted to reflect changes in the cost of living) or 33-1/2% of the participant's includible compensation (25% of gross compensation).

     Section 401(a) Plans. Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to an individual except to a participant as a means to provide benefit payments.

     The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of the participant's compensation or $30,000 Compensation means compensation from the participant's employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402 (g) and any amounts not includible in gross income under Code Sections 125 or 457. In addition, Purchase Payments will be excluded from a participant's gross income only if the Section 401(a) Plan meets certain nondiscrimination requirements.

     All distributions will be taxed as they are received unless the distribution is rolled over to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless the participant has made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

     In general, payments received by a beneficiary after the participant's death are taxed in the same manner as if the participant had received those payments, except that a limited death benefit exclusion may apply for payments due to deaths that occurred on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

     Section 403(b) Plans. Under Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

     In order to be excludable from taxable income, total annual contributions made by the participant and his or her employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of compensation or $30,000. Compensation means compensation from the participant's employer sponsoring the plan and for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402 (g) and any amounts not includible in gross income under Code Sections 125 or 457. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account the participant's length of employment and any pretax contributions you and your employer made to the plan and to certain other retirement plans. These two limits apply to the participant's contributions as well as to any contributions made by the employer on behalf of the participant. There is an additional limit that specifically limits salary reduction contributions to generally no more than $10,000 annually (subject to indexing); a participant's own limit may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a participant's gross income only if the Plan meets certain nondiscrimination requirements.

     Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the participant, attainment of age 59 1/2, separation from service, total and permanent disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional Individual Retirement Annuity, hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and contribute to an IRA owned by the employee. Purchasers of a Qualified Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

     {Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (non-deductible) basis.}

     {Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA.}

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from Section 401(a) Plans and Section 403(b) tax-deferred annuities are subject to mandatory 20% federal income tax withholding. If the recipient is a non-resident alien, any withholding will be governed by Code
Section 1441 based on the individual's citizenship, the country of domicile and treaty status. We will report to the IRS the taxable portion of all distributions.


                                  MISCELLANEOUS
================================================================================

DISTRIBUTION

     The Company will serve as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As principal underwriter, the Company will contract with one or more registered broker-dealers, or with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions ("Distributors") to offer and sell the Contracts. The Company and one or more of its affiliates may also sell the Contracts directly. All individuals offering and selling the Contracts must either be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must also be licensed as insurance agents to sell variable annuity contracts.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.

     {The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers or banks interested in acting as Distributors for the Company. These wholesalers may also provide training, marketing and other sales related functions for the Company and the Distributors and may provide certain administrative services to the Company in connection with the Contracts. The Company may pay such wholesalers compensation based on Purchase Payments for the Contracts purchased through Distributors selected by the wholesaler.}

     {The Company may also designate third parties to provide services in connection with the Contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the Distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on Purchase Payments for their services, to the extent such payments are allowed by applicable securities laws. All costs and expenses related to these services will be paid by the Company.}

      [Federated Securities Corp. ("FES"), an affiliate of the adviser to the Funds in the Federated Insurance Series, may enter into agreements with some of the Distributors to provide services to customers in connection with Funds acquired through the Contracts. These services will include providing customers with information concerning the Funds, their investment objectives, policies and limitations; portfolio securities; performance, responding to customer inquiries and providing such other services as the parties may agree. Fees paid to FSC to Distributors for these services may be based on the total number of assets in the Funds attributable to the Distributor's customers.]

     {Payment of Commissions. We pay Distributors and their Registered Representatives who sell the Contracts commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 6.0% of Purchase Payments or as a combination of a certain percentage amount of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 6.0% of purchase payments over the life of the Contract. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the Contract.. At times the Company may offer certain distributors an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.}

     {We pay these commissions, fees and related distribution expenses out of any deferred sales charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.}


     [Payment of Commissions. Commissions will be paid to Distributors who sell the Contracts. Distributors will be paid commissions, up to an amount equal to 6.5% of Purchase Payments for promotional or distribution expenses associated with the marketing of the Contracts.]


DELAY OR SUSPENSION OF PAYMENTS

     The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

     From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative charge and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include performance from the Fund's inception date.

     The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

     Each Contract Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Funds(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date. The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Account Values(s) of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve for the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

     If you are a Certificate Holder under a group Contract, you have a fully vested (100%) interest in the benefits provided to you under your Account. Therefore, you may instruct the group Contract Holder how to direct the Company to cast the votes for the portion or the value of valuation reserve attributable to your Account. Votes attributable to those Certificate Holders who do not instruct the group Contract Holder will be cast by the Company in the same proportion as votes for which instructions have been received by the group Contract Holder. Votes attributable to individual or group Contract Holders who do not direct us will be cast by us in the same proportion as votes for which directions we have received.

     You will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to your Account.

MODIFICATION OF THE CONTRACT

     The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Certificate Holders under that

Contract after the effective date of such changes. If the Contract Holder does not agree to a change, the Company reserves the right to refuse to establish new Accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFERS OF OWNERSHIP; ASSIGNMENT

     Assignments or transfers of ownership of a Qualified Contract generally are not allowed except as permitted under the Code, incident to a divorce. The prohibition does not apply to a Qualified Contract sold in conjunction with (1) a Section 457 deferred compensation plan, or (2) a Section 401(a) plan where the Contract is owned by a trustee. We will accept assignments or transfers of ownership of a Nonqualified Contract or a Qualified Contract where assignments or transfers of ownership are not prohibited, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. (Refer to "Tax Status" for general tax information.) If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

     No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Certificate Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

INVOLUNTARY TERMINATIONS

     We reserve the right to terminate any Account with a value of $2,500 or less immediately following a partial withdrawal (unless otherwise required by state law). However, an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days advance written notice. No deferred sales charge will be deducted for involuntary terminations. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

         The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


Year 2000

         As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing and certification. At year end 1997, Aetna, including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will affect the Separate Account.

         The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

                                 CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account B
         Offering and Purchase of Contracts
         Performance Data
           General
           Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

                                   APPENDIX A
                            ALIAC GUARANTEED ACCOUNT
================================================================================

     The ALIAC Guaranteed Account (the "Guaranteed Account") is a credited interest option available during the Accumulation Period under the Contracts. This Appendix is a summary of the Guaranteed Account and is not intended to replace the Guaranteed Account prospectus. You should read the accompanying Guaranteed Account prospectus carefully before investing.

     The Guaranteed Account is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the Guaranteed Account. For guaranteed terms of one year or less, a guaranteed rate is credited for the full term. For guaranteed rates of greater than one year (except for those Contracts or Certificates issued in the state of New
York), the initial guaranteed rate is credited from the date of deposit to the end of a specified period within the guaranteed term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

     During a deposit period, amounts may be applied to any of the available guaranteed terms. A Guaranteed Term is the period of time specified by the Company for which a specific Guaranteed Rate or Rates are offered on amounts invested during a specific Deposit Period. Guaranteed Terms are made available by the Company subject to the Company's terms and conditions. See the prospectus for the Guaranteed Account for further details regarding Guaranteed Term. The Company may offer more than one Guaranteed Term of the same duration and credit one with a higher rate contingent upon use only with the Dollar Cost Averaging Program. If amounts are applied to a Guaranteed Term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another Guaranteed Term of the same duration and a market value adjustment ("MVA") will apply. The Company also reserves the right to limit the number of Guaranteed Terms or the availability of certain Guaranteed Terms. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     Except for transfers from an available Guaranteed Term subject to the Company's terms and conditions in connection with the Dollar Cost Averaging Program, withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option, and, if approved by your state, withdrawals for minimum distributions required by the Code for which the deferred sales charge is waived, withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to an MVA. An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Certificate Holder receiving an amount which is less than the amount paid into the Guaranteed Account.

     For partial withdrawals during the Accumulation Period, amounts to be withdrawn from the Guaranteed Account will be withdrawn on a pro rata basis from each group of deposits having the same length of time until the Maturity Date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest Deposit Period, then from the next oldest, and so on until the amount requested is satisfied.

     As a Guaranteed Term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA (if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity Option; (3) amounts distributed under the Estate Conservation or Systematic Withdrawal Options; and (4) amounts transferred from an available Guaranteed Term in connection with the Dollar Cost Averaging Program. However, if the Certificate Holder discontinues the Dollar Cost Averaging Program and the amounts in it are transferred in accordance with the Company's terms and conditions governing Guaranteed Terms, an MVA will apply. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to an MVA. However, only a positive aggregate MVA will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in item (2) above.

     The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder presently is limited to 18. Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option.

     Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Account.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under the Guaranteed Account transferred to one or more of the Subaccounts available during the Annuity Period. The Guaranteed Account cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a lifetime Annuity Option will be subject to only a positive aggregate MVA.

DEATH BENEFIT

     Full and partial withdrawals and transfers made from the Guaranteed Account within six months after the date of the Annuitant's death will be the greater of:

(1) the aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts) which may be greater or less than the Account Value of those amounts; or

(2) the applicable portion of the Account Value attributable to the Guaranteed Account.

     After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Account Value of those amounts.

DISTRIBUTION

     The Company is the principal underwriter of the Contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.

                                   APPENDIX B

                                  FIXED ACCOUNT

     The Fixed Account is an investment option available during the Accumulation Period under Contracts offered in certain states. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Fixed Account

     Amounts allocated to this option will earn the minimum guaranteed interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.


     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account. The Fixed Account is only available in certain states. If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. Amounts allocated to the Fixed Account will count as an option for purposes of the 18 investment option limit. (See the Contract Prospectus).


Dollar Cost Averaging

     Amounts invested in the Fixed Account must be transferred into the other investment options available under the Contract over a period not to exceed 12 months under the Dollar Cost Averaging Program. In the event a Certificate Holder discontinues dollar cost averaging, the remaining balance in the Fixed Account will be transferred into the money market fund subaccount unless directed otherwise.

Mortality and Expense Risk Charges

     The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

     Transfers from the Fixed Account to any other available investment option under the Contract are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

     By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Certificate Holder may elect to have amounts which have been accumulated under the Fixed Account transferred to one or more of the investment options available during the Annuity Period to provide variable Annuity payments.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as allow provided by federal law.

                                   APPENDIX C

                         DESCRIPTION OF UNDERLYING FUNDS

     The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

     Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.)

     Investment Objective

     Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

     Policies

     Assets are allocated among common and preferred stocks, bonds, U.S. Government securities and derivatives, and money market instruments. The Fund may also invest in when-issued or delayed-delivery securities. The Fund generally will maintain at least 25 percent of its total assets in fixed income securities.

     Risks

     There can be no assurance that the investment adviser will always allocate assets to the best performing sectors. The Fund's performance would suffer if a major proportion of its assets were allocated to stocks in a declining market or, similarly, if a major portion of its assets were allocated to bonds in a time of adverse interest rate movement. High-yield bonds involve additional investment risk. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

                     Aetna Income Shares d/b/a Aetna Bond VP

     Investment Objective

     Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

     Policies

     The Fund will invest at least 65 percent of its total assets in debt securities. It is anticipated that the portfolio's effective average maturity will normally be between three and ten years. The Fund will normally invest at least 70 percent of its assets in one or more of the following: a) debt securities or obligations that are rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc., Standard & Poor's Corporation, or other rating agencies, or, if not rated, that are considered by the investment adviser to be of comparable quality; b) securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; c) marketable securities or obligations of, or guaranteed by, foreign governments;
d) commercial paper and other short-term investments having a maturity of less than one year that are considered by the investment adviser to be investment grade; and, e) cash or cash equivalents. May invest up to 30 percent of its total assets in high-yield bonds. May invest up to 25 percent of its total assets in foreign debt and/or equity securities.

     Risks

     The value of debt securities may be affected by changes in general interest rates. High-yield bonds tend to offer higher yields than investment-grade bonds, but additional risks are associated with them. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

              Aetna Variable Fund d/b/a Aetna Growth and Income VP

     Investment Objective

     Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

     Policies

     The Fund will invest principally in common stocks and securities convertible into common stock that the investment adviser believes have significant potential for capital appreciation and/or investment income. May invest up to 25 percent of its total assets in foreign equity securities. The Fund may invest in nonconvertible preferred stocks, debt securities, rights and warrants; the Fund may maintain a reserve of cash and high-grade, short-term debt securities and the Fund may purchase securities on a when-issued or delayed-delivery basis.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

             Aetna Variable Encore Fund d/b/a Aetna Money Market VP

     Investment Objective

     Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

     Policies

     The Fund will Invest primarily in: a) money market instruments that have a maturity at the time of purchase, of 397 days or less (762 days or less for U.S. government securities), and b) debt securities with a longer maturity, if the Fund has the absolute right to sell such securities back to the issuer for at least the face amount of the debt obligation within 397 days after the date of purchase. At least 95 percent of total Fund assets are invested in high-quality securities (those receiving the highest credit rating by any two rating agencies or one if only one agency has rated the security). May invest up to 25 percent of its total assets in foreign securities.

     Risks

     Yield will fluctuate with interest rates. The Fund is neither insured nor guaranteed by the U.S. government. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

     Investment Adviser: Aeltus Investment Management, Inc.

               Aetna Generation Portfolios, Inc. - Aetna Ascent VP
                   (formerly Aetna Ascent Variable Portfolio)

     Investment Objective

     Seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     o Equity securities are chosen on the basis of their potential for capital appreciation.

     o Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

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     o    Money market investments are high quality and present minimal credit risk.

     The benchmark portfolio is 80 percent equities and 20 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company, while debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High-yield bonds have additional credit risks, including lack of liquidity, greater likelihood of default and increased sensitivity to difficult economic and corporate developments.

     Foreign securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

             Aetna Generation Portfolios, Inc. - Aetna Crossroads VP
                 (formerly Aetna Crossroads Variable Portfolio)

     Investment Objective

     Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding ten years and who have a moderate level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     o Equity securities are chosen on the basis of their potential for capital appreciation.

     o Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

     o Money market investments are high quality and present minimal credit risk.

     The benchmark portfolio is 60 percent equities and 40 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company; debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High-yield bonds have additional credit risks. International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

               Aetna Generation Portfolios, Inc. - Aetna Legacy VP
                   (formerly Aetna Legacy Variable Portfolio)

     Investment Objective

     Seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     o Equity securities are chosen on the basis of their potential for capital appreciation.

     o Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

     o Money market investments are high-quality and present minimal credit risk.

     The benchmark portfolio is 40 percent equities and 60 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or value of the issuer; debt securities may be affected by changes in general interest rates and creditworthiness of the issuer. High-yield bonds have additional credit risks. International securities involve currency and other special

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risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

                Aetna Variable Portfolios, Inc. - Aetna Growth VP
                   (formerly Aetna Variable Growth Portfolio)

     Investment Objective

     Seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.

     Policies

     Normally invests at least 65 percent of its total assets in common stocks that have significant potential for capital growth. May also invest in convertible and nonconvertible preferred stocks. May buy and sell put and call options, and stock index futures and options. May enter into repurchase agreements and invest up to 25 percent of its total assets in foreign securities. Will not invest more than 15 percent of the total value of its assets in high-yield bonds.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. Foreign investing involves certain additional risks not present in U.S. securities. Such risks may include: currency fluctuations and related currency conversion costs: less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. High-yield bonds may provide a higher return, but have added risk. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.

         Aetna Variable Portfolios, Inc. - Aetna Index Plus Large Cap VP
                 (formerly Aetna Variable Index Plus Portfolio)

     Investment Objective

     Seeks to outperform the total return performance of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index (S&P
500).

     Policies

     The Portfolio attempts to be fully invested in common stocks and normally invests at least 90 percent of its assets in certain common stocks represented in the S&P 500. Portfolio managers will attempt to outperform the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined quantitative analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.

     Risks
     Because the Portfolio invests in common stocks, it is subject to the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. There is no assurance that the Portfolio's objectives will be met.

     Investment Adviser: Aeltus Investment Management, Inc.

            Aetna Variable Portfolios, Inc. - Aetna International VP

     Investment objective

     Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

     Policies

     Invests at least 65 percent of its total assets among securities principally traded in three or more countries outside of North America. The Portfolio will invest primarily in equity securities, including securities convertible into stocks. The Portfolio will invest in a broad spectrum of companies and industries. Further, from time to time, the Portfolio may hold up to 10 percent of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by the investment adviser to be of comparable quality. Additionally, the Portfolio may invest in options, futures, enter into repurchase agreements and engage in currency hedging.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company. Investments in foreign securities involve certain additional risks. Such risks may include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign economic and political developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.

        Aetna Variable Portfolios, Inc. - Aetna Real Estate Securities VP

     Investment Objective

     Seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).

     Policies

     Normally invests at least 65 percent of total assets in income-producing equity securities of publicly-traded companies "principally engaged" in the real estate industry, including those companies that, at the time of purchase, derive a significant proportion (at least 50 percent) of their revenues or profits from real estate operations or related services. The Portfolio may invest in convertible securities and preferred stock. Additionally, the Portfolio may invest in options and futures, enter into repurchase agreements, and invest up to 25 percent of its total assets in foreign securities. The Portfolio will not invest more than 15 percent of the total value of its assets in high-yield bonds.

     Risks

     There are a number of risk factors to be considered when investing in Real Estate Securities VP. Derivatives may experience greater price swings than other securities and may be less liquid than other securities. Risks involved in futures contracts include, but are not limited to: transactions to close out futures contracts may not be able to be effected at favorable prices; possible reduction in a fund's total return and yield; possible reduction the value of the futures instrument, and potential losses in excess of the amount invested in the futures contracts themselves. Writing call options involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option. High-yield bonds have additional risks associated with them, including but not limited to: lack of liquidity; an unpredictable secondary market and a higher risk of default. Special consideration to an investment in real estate include those risks associated with the direct ownership of real estate: declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws and other risks particular to this market. The value of securities of companies which service the real estate industry may also be affected by such risks.

     Investment Adviser:  Aeltus Investment Management, Inc.

            Aetna Variable Portfolios, Inc. - Aetna Small Company VP
               (formerly Aetna Variable Small Company Portfolio)

     Investment Objective

     Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

     Policies

     Normally invests at least 65 percent of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. May also invest in convertible and nonconvertible preferred stock. The securities of small capitalization companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products, or markets. Such companies may also be undervalued due to poor economic conditions, market decline, or actual or unanticipated unfavorable developments affecting the companies. May invest in lower-risk derivatives for hedging and other investment purposes.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company. Although securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers, there are additional risks associated with them. These include: limited marketability, more abrupt or erratic market movements than securities of larger capitalization companies, and less publicly available information about the issuer. These companies may also be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.



          Aetna Variable Portfolios, Inc. - Aetna Value Opportunity VP
            (formerly Aetna Variable Capital Appreciation Portfolio)

     Investment Objective

     Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

     Policies

     Normally invests at least 65 percent of its net assets in common stocks. May also invest in convertible and non-convertible preferred stocks. The Portfolio will use a value oriented approach to stock selection. The Portfolio may invest up to 25 percent of its total assets in foreign securities, buy and sell put and call options on stock indices and on individual stocks, purchase futures contracts, options contracts, engage in currency hedging and purchase securities on a "when-issued," delayed-delivery or forward-commitment basis.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Investments in securities of foreign issuers or securities denominated in foreign currencies involve risks not present in domestic markets. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.



                        Calvert Social Balanced Portfolio
           (formerly Calvert Responsibly Invested Balanced Portfolio)

     Investment Objective

     Seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.

     Policies

     The Portfolio may purchase both common and preferred stocks. Although there is no predetermined percentage of assets allocated to stocks, bonds, or money market instruments, the Portfolio will invest a least 25 percent of its assets in senior fixed income securities. The Portfolio normally invests in investment-grade bonds rated in one of the four highest rating categories by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or, if not rated, that are determined by the Portfolio's investment adviser to be of comparable quality. The Portfolio may invest up to 10 percent of its assets in foreign securities.

     Risks

     Since the Portfolio is nondiversified, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified portfolio. Fixed income investments are subject to interest rate risk. There are also risks involved in investing in foreign securities. These include currency risks, less publicly available information about foreign companies, different audit and financial reporting standards, and less government supervision and regulation.

     Investment Adviser: Calvert Asset Management Company, Inc.

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                     Fidelity Investments Variable Insurance
                    Products Fund - Equity-Income Portfolio

     Investment Objective

     Seeks reasonable income by investing primarily in income-producing equity securities. Also considers the potential for capital appreciation.

     Policies

     Seeks to achieve a yield that will beat that of the Standard & Poor's (S&P) 500 Index. The Portfolio normally invests at least 65 percent of its total assets in income-producing equity securities. The Portfolio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. Portfolio managers do not expect to invest in debt securities of companies that do not have proven earnings or credit.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                        Products Fund - Growth Portfolio

     Investment Objective

     Seeks capital appreciation by investing in common stock, although its investments are not restricted to any one type of security.

     Policies

     The Portfolio may, however, pursue growth in larger companies that hold a strong position in the market or industry. These may be found in mature or declining industries. Companies that have strong growth potential often have new products, technologies, distribution channels, or other opportunities. Generally, these domestic and foreign companies tend to be small- and mid-sized companies that have higher than average price/earnings (P/E) ratios. A high P/E ratio means that the stock is more expensive than average relative to the company's earnings. May not invest more than 50 percent of its assets in foreign securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The market prices of stocks with high P/E ratios may be particularly sensitive to economic market or company news. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                     Products Fund - High Income Portfolio

     Investment Objective

     Seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital.

     Policies

     Invests primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. The Portfolio normally invests at least 65 percent of its assets in these securities. If consistent with its investment objectives, the Portfolio may also invest in common stocks, other equity securities, and debt securities that are not currently paying interest but that are expected to do so in the future. The Portfolio manager focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for the Portfolio. The Portfolio may invest up to 50 percent of its total assets in foreign securities.

     Risks

     Yield and share price change daily and are based on changes in interest rates, market conditions, other economic and political news, and on the quality and maturity of the Portfolio's investments. Lower quality debt securities (also known as "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                       Products Fund - Overseas Portfolio

     Investment Objective

     Seeks long-term growth by investing mainly in foreign securities.

     Policies

     Normally invests at least 65 percent of the Portfolio's total assets in securities of issuers whose principal activities are located outside the United States. Expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality. Invests in securities of both developed and emerging markets. May invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. Will tend to focus on the equity securities of both large and small companies. May invest in short-term debt securities and money market instruments for cash management purposes. When allocating the Portfolio's investments among countries and regions, the Portfolio managers consider the size of the market in each country and region relative to the size of the international market as a whole. May not invest more than 25 percent of its total assets in any one industry.

     Risks

     Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. International funds have increased economic and political risks because they are exposed to events and factors in the various world markets, especially in emerging markets. In addition, changes in the value of foreign currencies can significantly affect the Portfolio's share price. The Portfolio seeks to reduce investment risk by diversifying its holdings among many companies and industries.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                   Products Fund II - Asset Manager Portfolio

     Investment Objective

     Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

     Policies

     Invests in a diverse range of stocks, bonds, short-term, and money market instruments, issued in the United States and abroad. The stock class includes equity securities of all types. The bond class includes all varieties of fixed income instruments with maturities of more than three years. The short-term instruments class includes all types of short-term instruments with remaining maturities of three years or less. The Portfolio has a neutral mix which represents the way investments generally will be allocated over the long term. This mix will vary over short-term periods - within defined ranges based on the current outlook for the different markets. May invest up to 50 percent of its total assets in foreign securities.

     Risks

     The Portfolio seeks to reduce its overall risk by diversifying among different types of investments, but aggressively invests in a wide variety of security types, including stocks and bonds issued in developed and developing countries. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                    Products Fund II - Contrafund Portfolio

     Investment Objective

     Seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.

     Policies

     Usually invests in common stock and securities convertible into common stock, but may invest in any type of security that may produce capital appreciation. Seeks companies that are: 1) unpopular, but that may improve due to developments such as a change in management, a new product line, or an improved balance sheet; or 2) recently popular, but temporarily out of favor due to short-term or one-time factors; or, undervalued compared to other companies in the same industry. May not invest more than 25 percent of its total assets in any one industry.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or general market and economic conditions. The Portfolio's strategy can lead to investments in small- and medium-sized companies, which carry more risk than larger ones. Generally, such companies rely on limited product lines and markets, financial resources or other factors. This may make them more susceptible to downturns. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets. Seeks to manage risk by diversifying its holdings among many companies and industries.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                     Products Fund II - Index 500 Portfolio

     Investment Objective

     Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 Stocks (S&P 500).

     Policies

     Normally invests at least 80 percent (65 percent if Portfolio assets are below $20 million) of the Portfolio's assets in equity securities of companies that comprise the S&P 500. In seeking a 98 percent or better long-term correlation of the Portfolio's total return to that of the S&P 500, The investment adviser employs a "passive" or "indexing" approach and tries to allocate its assets similarly to those of the index. The Portfolio's composition may not always be identical to that of the index. If extraordinary circumstances warrant, the investment adviser may exclude a stock held in the S&P 500 and include a similar stock in its place if doing so will help the Portfolio achieve its objective. The investment adviser monitors the correlation between the performance of the Portfolio and the S&P 500 on a regular basis. Although the Portfolio focuses on common stocks, it may invest in other equity securities and other types of instruments. The Portfolio may invest up to 50 percent of its assets in foreign securities.

     Risks

     Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks related to political or economic conditions in foreign countries, fluctuations in foreign debt currencies, withholding or other taxes, operational risks, increased regulatory burdens, and potentially less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company; Subadviser:
Bankers Trust Company



                Janus Aspen Series - Aggressive Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital.

     Policies

     A nondiversified portfolio that invests primarily in common stocks of foreign and domestic companies selected for their growth potential. Normally invests at least 50 percent of its equity assets in securities issued by medium-sized companies those whose market capitalizations fall within the range of companies in the Standard and Poor's (S&P) Mid Cap 400 Index. May invest, to a lesser degree, in other types of securities including preferred stocks, warrants, convertible securities, and debt securities. May invest up to 35 percent of its net assets in high-yield/high-risk

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debt securities ("junk bonds"). May at times hold substantial positions in cash equivalents or interest-bearing securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory, and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

     Investment Adviser: Janus Capital Corporation

                     Janus Aspen Series - Balanced Portfolio

     Investment Objective

     Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

     Policies

     Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Invests in common stocks of domestic and foreign companies. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when the portfolio manager perceives an opportunity for capital growth. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market financial and economic conditions. The portfolio manager generally takes a "bottom up" approach to building the Portfolio, seeking to identify individual companies with earnings growth potential that may not be recognized by the market at large.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Janus Capital Corporation

                 Janus Aspen Series - Flexible Income Portfolio

     Investment Objective

     Seeks to obtain maximum total return, consistent with the preservation of capital.

     Policies

     The Portfolio invests at least 80 percent of its assets in income-producing securities which may include: corporate bonds and notes, preferred stock, income-producing common stocks, debt securities convertible or exchangeable into equity securities, and debt securities with the right to acquire equity securities as evidenced by warrants attached to or acquired with the securities. May invest to a lesser degree in common stocks, other equity securities, or debt securities not currently paying dividends or interest. May purchase securities of any maturity and quality. Average maturity and quality of its portfolio may vary substantially. May invest without limit in foreign securities, including those of corporate and government issuers, as well as in high-yield/high-risk securities. May have substantial holdings of such securities, as well as in high-yield/high-risk securities (or "junk bonds") which are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's.

     Risks

     Foreign investing involves risks that are different in some respects from investments in securities of U.S. issuers including: economic/political volatility; less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and price, interest rate and currency risk. The value of lower-quality securities generally depends more on the ability of the issuer to meet interest and principal payments than is true for higher-quality securities. Issuers of high-yield securities are more vulnerable to real or perceived economic and political changes or adverse developments specific to the issuer. In the event of a default, the Portfolio would experience a reduction of its income and a decline in the market value of the defaulted securities.

     Investment Adviser: Janus Capital Corporation

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                     Janus Aspen Series - Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     Policies

     Invests in common stocks of companies of any size, although it generally invests in larger, more established issuers. Invests primarily in stocks of domestic and foreign companies selected for their growth potential. May at times hold substantial positions in cash equivalents or interest bearing securities. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when its portfolio manager perceives an opportunity for capital growth. Using a "bottom up" approach to building the Portfolio, the portfolio manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector. Securities are selected solely for their capital growth potential; investment income is not a consideration.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Janus Capital Corporation

                 Janus Aspen Series - Worldwide Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     Policies

     A diversified portfolio that invests primarily in common stocks of foreign and domestic issuers. Invests worldwide in companies and organizations of any size, regardless of country of organization or place of principal business activity. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash equivalents or interest-bearing securities. May invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities, and debt securities, when the portfolio manager perceives an opportunity for growth. May invest up to 35 percent of net assets in high-yield/high-risk securities (also called "junk bonds"). May invest without limit in foreign equity and debt securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investment in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These include currency, political, economic, regulatory and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

     Investment Adviser: Janus Capital Corporation

                             MFS Total Return Series

     Investment Objective

     Seeks to provide above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income.

     Policies

     Under normal market conditions, at least 25 percent of the Series' assets will be invested in fixed income securities, and at least 40 percent (but no more than 75 percent) of the Series' assets will be invested in equity securities. The Series invests in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. May vary the percentage of assets invested in any one type of security depending on the Adviser's interpretation of economic and money market conditions, fiscal and monetary policy, and underlying security values. The Series debt investment may consist of both investment grade securities and securities that are lower rated or unrated categories (commonly known as "junk bonds"). May hold up to 20 percent of its assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

     Risks

     Investing in the securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

     Investment Adviser: Massachusetts Financial Services Company ("MFS")

                          MFS World Governments Series

     Investment Objective

     Seeks not only preservation but also growth of capital, together with moderate current income.

     Policies

     The Series seeks to achieve its investment objective through a professionally managed, internationally diversified portfolio consisting primarily in debt securities and, to a lesser extent, equity securities. Under normal circumstances, the Series invests at least 80 percent of its assets in debt securities. The Series may invest up to 100 percent (although it generally expects to invest not more than 80 percent) of its net assets in foreign securities. At least 65 percent of the Series' assets will be invested in at least three different countries, one of which may be the U.S., except when the Adviser believes that investing for temporary defensive purposes is appropriate. U.S. assets will be invested in high-quality debt securities, and the remainder of the assets will be diversified among countries where opportunities for total return are expected to be most attractive. It is currently expected that investments in foreign countries will be primarily in government securities to minimize credit risks.

     Risks

     Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

     Investment Adviser: Massachusetts Financial Services Company ("MFS")



                       Oppenheimer Aggressive Growth Fund
                (formerly Oppenheimer Capital Appreciation Fund)

     Investment Objective

     Seeks to achieve capital appreciation by investing in "growth-type" companies.

     Policies

     "Growth-type" companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services, or markets and normally retain a relatively larger portion of their earnings for research, development, and investment in capital assets. The Fund will invest no more than 25 percent of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks.

     Risks

     Stock prices will fluctuate. Additional risk is present in growth-type investments since the price of the security may decline if the anticipated development fails to occur. Investing in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile. Foreign securities markets may be less liquid and more volatile than markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards.

     Investment Adviser: OppenheimerFunds, Inc.

                       Oppenheimer Global Securities Fund

     Investment Objective

     Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.

     Policies

     Invests a substantial portion of its assets in securities of foreign issuers, "growth-type" companies (those which, in the opinion of the manager, have relatively favorable long-term prospects for increasing demand or which develop new products and retain a significant part of earnings for research and development), cyclical industries, and special investment situations which are considered to have appreciation possibilities. May invest in foreign securities and the relative amount of such investments will change from time to time.

     Risks

     Stock prices will fluctuate. Foreign securities markets may be less liquid and more volatile than the markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing brokerage and economic standards. Investments in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile.

     Investment Adviser: OppenheimerFunds, Inc.



                        Oppenheimer Growth & Income Fund

     Investment Objective

     Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

     Policies

     Invests primarily in equity and debt securities and focuses on all market capitalization including small to medium capitalization companies. Equity investments include common stocks, preferred stocks, convertible securities, and warrants. Debt securities include bonds, participation interests, asset-backed securities, private label mortgage backed securities and collateralized mortgage obligations (CMOs), zero coupon securities, and U.S. Government obligations. The proportion of equity and fixed income investments will vary based upon the manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of investments. There is no minimum or maximum percentage of assets that may, at any given time, be invested in either type of investment. The Fund may invest in foreign securities without limit.

     Risks

     Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer can affect the value of the Fund's investments and their price per share. Equity investments are generally subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers; stocks with small- to medium-size capitalization may fluctuate more than large capitalization stocks. Foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to U.S. investments.

     Investment Adviser: OppenheimerFunds, Inc.

                         Oppenheimer Strategic Bond Fund

     Investment Objective

     Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

     Policies

     Invests principally in lower-rated, high-yield domestic debt securities (commonly shown as "junk bonds"), U.S. Government securities, and foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may occasionally invest up to 100 percent of its total assets in any one sector, if, in the manager's judgment, the Fund has the opportunity to seek a high level of current income without undue risk to principal. Accordingly, the Fund's investments should be considered speculative. Distributable income will fluctuate as the Fund's assets are shifted among the three sectors.

     Risks

     The higher yields and income sought by Strategic Bond Fund are generally associated with securities in the lower-rating categories of the established rating services. Such securities are considered speculative and involve greater risk than lower-yielding, higher-rated fixed income securities, while providing higher yields than such securities. Lower-rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Issuers of lower-rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities.

     Investment Adviser: OppenheimerFunds, Inc.

               Portfolio Partners MFS Emerging Equities Portfolio

     Investment Objective

     Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.

     Policies

     Normally invests at least 80 percent of its assets in common stocks of companies the subadviser believes are in an early phase of their life cycle, but that have the potential to become major enterprises. Such companies would be expected to show earnings growth over time well above the growth rate of the overall economy and inflation and have the products, technologies, management and market and other opportunities usually necessary to become more widely recognized as growth companies. Emerging growth companies can be of any size. The Portfolio may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors or basic changes in the economic environment. Up to 25 percent of the Portfolio's net assets may be invested in foreign issuers.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Such companies may have limited product lines, markets or financial resources and they may be dependent on one person's management. In addition, there may be less research available on many promising small- and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Foreign investing involves risks that are different in some respects from investments in the securities of U.S. issuers. Risks include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

                Portfolio Partners MFS Research Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital and future income.

     Policies

     Invests at least 65 percent of its total assets in common stocks, or securities convertible into common stocks, of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The Portfolio may invest up to 20 percent of its net assets in foreign securities, including emerging market securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

                  Portfolio Partners MFS Value Equity Portfolio

     Investment Objectives

     Seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.

     Policies

     While the Portfolio's policy is to invest at least 65 percent of its total assets in common stocks, it may seek appreciation other types of securities (such as fixed-income, convertible bonds, convertible preferred stocks and warrants) when relative values make such purchases appear attractive, either as individual issues or as types of securities in certain economic environments. The Portfolio may invest in high-yield fixed-income (below investment grade), but will invest no more than 25 percent of its net assets in these securities. The Portfolio may also invest up to 50 percent (but generally expects to invest not more than 25 percent) of its net assets in foreign securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Lower-rated bonds have speculated characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-grade securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

            Portfolio Partners Scudder International Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity investments.

     Policies

     Invests in companies, wherever organized, that do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. Does not intend to concentrate investments in any particular industry. Invests primarily in equity securities of established companies, listed on foreign exchanges, that the subadviser believes have favorable characteristics. Although the Portfolio will consist primarily of equity securities, it may also invest in fixed-income securities of foreign governments and companies.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. Additional risk factors include the possibility of exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation and less favorable tax provisions.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Scudder Kemper Investments, Inc.

            Portfolio Partners T. Rowe Price Growth Equity Portfolio

     Investment Objective

     Seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.

     Policies

     Under normal market conditions the Portfolio invests at least 65 percent of its total assets in common stocks issued by a diversified group of growth companies. The companies in which the Portfolio invests normally (but not always) pay dividends, which are generally expected to rise in future years as earnings increase. Most of its assets will be invested in U.S. common stocks. However, the Portfolio may invest in foreign securities and convertible securities and warrants, when the subadviser considers such investments consistent with he Portfolio's investment objective and policies.

     The Portfolio generally seeks to invest in securities of companies that satisfy one or more of several criteria established by the subadviser. For example, the subadviser generally seeks companies with superior growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in so-called "fertile fields" (areas where earnings and dividends can outpace inflation and the overall economy); and the capability to expand even during times of slow growth. The subadviser generally favors companies whose profits increase due to economic factors rather than one-time events such as lower taxes. The Portfolio may engage in strategic transactions, which may include the use of derivatives.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
T. Rowe Price Associates, Inc.

                                   PROSPECTUS
================================================================================

The Contracts offered in connection with this Prospectus are the "Aetna Marathon Plus" group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are offered only in those states where the Contract has been approved for sale in that state. The Contracts are available as (1) nonqualified deferred annuity contracts, (2) Individual Retirement Annuities ("IRA") including Roth IRAs under Sections 408(b) and 408A of the Internal Revenue Code (may be subject to approval by state regulatory agencies); or (3) qualified contracts issued in connection with certain employer sponsored retirement plans (may be subject to approval by the Company and state regulatory agencies). Currently, the IRA is not available as a "SIMPLE IRA" as defined in Section 408(p) of the Internal Revenue Code. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. (See "Purchase.")

In most states, the Contracts provide that Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"), a credited interest option, or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. In certain states, Purchase Payments may be allocated to the Fixed Account when the Guaranteed Account is not available. The Subaccounts invest directly in shares of the following Funds:

[bullet] Aetna Variable Fund d/b/a                                [bullet] Fidelity VIP High Income Portfolio
         Aetna Growth and Income VP                               [bullet] Fidelity VIP Overseas Portfolio
[bullet] Aetna Income Shares d/b/a Aetna Bond VP                  [bullet] Fidelity VIP II Asset Manager Portfolio
[bullet] Aetna Variable Encore Fund d/b/a                         [bullet] Fidelity VIP II Contrafund Portfolio
         Aetna Money Market VP                                    [bullet] Fidelity VIP II Index 500 Portfolio
[bullet] Aetna Balanced VP                                        [bullet] Janus Aspen Aggressive Growth Portfolio
         (formerly Aetna Investment Advisers Fund, Inc.)          [bullet] Janus Aspen Balanced Portfolio
[bullet] Aetna Ascent VP                                          [bullet] Janus Aspen Flexible Income Portfolio
         (formerly Aetna Ascent Variable Portfolio)               [bullet] Janus Aspen Growth Portfolio
[bullet] Aetna Crossroads VP                                      [bullet] Janus Aspen Worldwide Growth Portfolio
         (formerly Aetna Crossroads Variable Portfolio)           [bullet] MFS Total Return Series
[bullet] Aetna Legacy VP                                          [bullet] MFS World Governments Series
         (formerly Aetna Legacy Variable Portfolio)               [bullet] Oppenheimer Aggressive Growth Fund
[bullet] Aetna Value Opportunity VP                                        (formerly Oppenheimer Capital Appreciation Fund)
         (formerly Aetna Variable Capital Appreciation Portfolio) [bullet] Oppenheimer Global Securities Fund
[bullet] Aetna Growth VP                                          [bullet] Oppenheimer Growth & Income Fund
         (formerly Aetna Variable Growth Portfolio)               [bullet] Oppenheimer Strategic Bond Fund
[bullet] Aetna Index Plus Large Cap VP                            [bullet] Portfolio Partners MFS Emerging Equities Portfolio
         (formerly Aetna Variable Index Plus Portfolio)           [bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Aetna Small Company VP                                   [bullet] Portfolio Partners MFS Value Equity Portfolio
         (formerly Aetna Variable Small Company Portfolio)        [bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Aetna International VP                                   [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio
[bullet] Aetna Real Estate Securities VP
[bullet] Calvert Social Balanced Portfolio
         (formerly Calvert Responsibly Invested Balanced
         Portfolio)
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio

Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. The Guaranteed Account is described in Appendix A to this Prospectus, as well as in the Guaranteed Account's prospectus. The Fixed Account is described in Appendix B to this Prospectus. The availability of the Funds, the Guaranteed Account and the Fixed Account is subject to applicable regulatory authorization; not all options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")

This Prospectus provides investors with the information about the Separate Account that they should know before investing in the Contracts. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 20 of this Prospectus. An SAI for this Prospectus and for any Fund prospectus may be obtained by indicating the request on your Application or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE CURRENT PROSPECTUSES OF THE FUNDS AND THE ALIAC GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION
                             ARE DATED MAY 1, 1998.

                                                          TABLE OF CONTENTS
====================================================================================================================================

DEFINITIONS ..............................................................................................          DEFINITIONS - 1
PROSPECTUS SUMMARY .......................................................................................              SUMMARY - 1
FEE TABLE ................................................................................................            FEE TABLE - 1
THE COMPANY ....................................................................................................................   1
VARIABLE ANNUITY ACCOUNT B .....................................................................................................   1
INVESTMENT OPTIONS .............................................................................................................   1
    The Funds ..................................................................................................................   1
    Credited Interest Option ...................................................................................................   3
    Fixed Account .......... ...................................................................................................   3
PURCHASE .......................................................................................................................   3
    Contract Availability ......................................................................................................   3
    Purchasing Interests in the Contract .......................................................................................   3
    Purchase Payments ..........................................................................................................   3
    Contract Rights ............................................................................................................   4
    Designations of Beneficiary and Annuitant ..................................................................................   4
    Right to Cancel ............................................................................................................   4
CHARGES AND DEDUCTIONS .........................................................................................................   4
    Daily Deductions from the Separate Account .................................................................................   4
        Mortality and Expense Risk Charge ......................................................................................   4
        Administrative Charge ..................................................................................................   4
    Maintenance Fee ............................................................................................................   5
    Reduction or Elimination of Administrative Charge and Maintenance Fee ......................................................   5
    Deferred Sales Charge ......................................................................................................   5
    Reduction or Elimination of the Deferred Sales Charge ......................................................................   6
    Fund Expenses ..............................................................................................................   6
    Premium and Other Taxes ....................................................................................................   6
CONTRACT VALUATION .............................................................................................................   6
    Account Value ..............................................................................................................   6
    Accumulation Units .........................................................................................................   6
    Net Investment Factor ......................................................................................................   7
TRANSFERS ......................................................................................................................   7
    Telephone Transfers ........................................................................................................   7
    Dollar Cost Averaging Program ..............................................................................................   7
    Account Rebalancing Program ................................................................................................   8
WITHDRAWALS ....................................................................................................................   8
SYSTEMATIC DISTRIBUTION OPTIONS ................................................................................................   8
DEATH BENEFIT DURING ACCUMULATION PERIOD .......................................................................................   9
    Death Benefit Amount .......................................................................................................   9
    Death Benefit Payment Options ..............................................................................................  10
        Nonqualified Contracts .................................................................................................  10
        Qualified Contracts ....................................................................................................  10
ANNUITY PERIOD .................................................................................................................  11
    Annuity Period Elections ...................................................................................................  11
    Partial Annuitization ......................................................................................................  11
    Annuity Options ............................................................................................................  11
    Annuity Payments ...........................................................................................................  12
    Charges Deducted During the Annuity Period .................................................................................  12
    Death Benefit Payable During the Annuity Period ............................................................................  12
TAX STATUS .....................................................................................................................  13
    Introduction ...............................................................................................................  13
    Taxation of the Company ....................................................................................................  13
    Tax Status of the Contract .................................................................................................  13
    Taxation of Annuity Contracts ..............................................................................................  14
    Contracts Used with Certain Retirement Plans ...............................................................................  16
    Individual Retirement Annuities and Simplified Employee Pension Plans ......................................................  17
    Withholding ................................................................................................................  17
MISCELLANEOUS ..................................................................................................................  17
    Distribution ...............................................................................................................  17
    Delay or Suspension of Payments ............................................................................................  18
    Performance Reporting ......................................................................................................  18
    Voting Rights ..............................................................................................................  18
    Modification of the Contract ...............................................................................................  18
    Transfers of Ownership; Assignment .........................................................................................  19
    Involuntary Terminations ...................................................................................................  19
    Legal Matters and Proceedings ..............................................................................................  19
    Year 2000...................................................................................................................  19
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ............................................................................  20
APPENDIX A--ALIAC GUARANTEED ACCOUNT ...........................................................................................  21
APPENDIX B--FIXED ACCOUNT ......................................................................................................  23
APPENDIX C--DESCRIPTION OF UNDERLYING FUNDS.....................................................................................  24

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                   DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:

Account: A record that identifies contract values accumulated on each Certificate Holder's behalf during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Adjusted Account Value: The Account Value, plus or minus the aggregate market value adjustment for amounts allocated to the Guaranteed Account.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Application: The form or collection of information required by the Company to purchase an interest in a group contract or an individual contract.

Beneficiary(ies): The person or persons who are entitled to receive any death benefit proceeds. Under Nonqualified Contracts, Individual Retirement Annuities, and Section 403(b) Contracts, Beneficiary refers to the beneficiary named under the Contract.

Certificate: The document issued to a Certificate Holder for an Account established under a group contract.

Certificate Holder (You): A person or entity who purchases an individual Contract or acquires an interest under a group Contract.

Claim Date: The date when proof of death and the Beneficiary's claim are received in good order at the Company's Home Office.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group and individual deferred, variable annuity contracts offered by this Prospectus.

Contract Year: The number of completed years since the date of the first payment under an individual Contract or to an Account under a group Contract.

Distributor(s): The registered broker-dealer(s), or banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, which have entered into selling agreements with the Company to offer and sell the Contracts.

The Company may also serve as a Distributor.

Fixed Account: A fixed interest option available in certain states which is described in Appendix B to this Prospectus. Amounts allocated to the Fixed Account are included in the Account Value.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Group Contract Holder: The entity to which a group Contract is issued.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Contract Holder: A person or entity who has purchased an individual variable annuity contract (also referred to as a "Certificate Holder").

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b) or 408A.

Nonqualified Contract: A contract established to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code Section 408(a).

Purchase Payment(s): The gross payment(s) made to the Company under an Account.

Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 403(b), 408(b), or 408A.

Roth IRA: An Individual Retirement Annuity intended to qualify under Code
Section 408A.

Registered Representative: The individual who is registered with a broker-dealer acting as Distributor to offer and sell securities, or who is an employee of a bank acting as Distributor that is exempt from broker-dealer registration under the Securities Exchange Act of 1934. Registered Representatives must also be licensed as insurance agents to sell variable annuity contracts.

Separate Account: Variable Annuity Account B, a separate account established for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Surrender Value: The amount payable upon the withdrawal of all or any portion of an Account Value.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
================================================================================

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are currently available for (1) individual nonqualified purchases (we reserve the right to limit the ownership of nonqualified contracts to natural persons); (2) Individual Retirement Annuities ("IRAs") including Roth IRAs, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); and (3) purchases made in conjunction with employer sponsored retirement plans under Section 403(b) of the Code (may be subject to approval by the Company and by state regulatory agencies).

     In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered in those states where the group Contracts are not authorized for sale. Joint Certificate Holders are allowed only on Nonqualified Contracts. A joint Certificate Holder must be the spouse of the other joint Certificate Holder except in New York and Pennsylvania. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts.

CONTRACT PURCHASE

     You may purchase an interest in the Contract by completing an Application and submitting it to the Company. Purchase Payments can be applied to the Contract either through a lump-sum payment or through ongoing contributions. (See "Purchase.")

FREE LOOK PERIOD

     You may cancel the Contract or Certificate within 10 days after you receive it (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. Under a Contract issued as an Individual Retirement Annuity, you will receive a refund of your Purchase Payment. (See "Purchase--Right to Cancel.") If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced to facilitate the rollover to this Contract and you exercise your free look right under this provision, Purchase Payment will be restored to the contract from which it came.

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in the Subaccounts, as well as in the Guaranteed Account (or the Fixed Account, in certain states) subject to the limitations described in "Investment Options," see page 1. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" and Appendix C in this Prospectus, as well as the prospectuses for each of the Funds.

     The Guaranteed Account is the credited interest option available under the Contract which allows you to earn a fixed rate of interest, if held for the guaranteed term. (See Appendix A to this Prospectus and the prospectus for the Guaranteed Account.)

     The Fixed Account is an option available under the Contract in certain states which allows you to earn a fixed rate of interest. (See the Appendix B to this Prospectus.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as any applicable maintenance fee, transfer fees and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

--------------------------------------------------------------------------------
                                   SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, you can transfer Account Values among the Subaccounts, and the Guaranteed Account (or Fixed Account in certain states). During the Annuity Period and subject to state approval, if you have elected variable payments, you can make transfers among the Subaccounts available during the Annuity Period. Currently, during the Accumulation Period, transfers are without charge. However, the Company reserves the right to charge up to $10 for each additional transfer if more than 12 transfers are made in a calendar year. Any transfer charge will be applied so that the amount being transferred will be reduced. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. If approved by your state, during the Annuity Period, you can currently make up to four transfers each calendar year. There is no charge for these transfers. (Transfers from the Guaranteed Account may be restricted and subject to a market value adjustment. See Appendix A.)

     The Company also offers a Dollar Cost Averaging Program and an Account Rebalancing Program. The Dollar Cost Averaging Program permits the automatic transfer of amounts from any of the Subaccounts and an available Guaranteed Account term to any of the other Subaccounts on a monthly or quarterly basis. In a Contract with a Fixed Account, the Fixed Account is only available for dollar cost averaging from the Fixed Account to the other investment options over a period not to exceed 12 months. The Account Rebalancing Program allows you to request that each year, or at other more frequent intervals as we allow, we automatically reallocate your Account Value to specified percentages among the Subaccounts in which you invest. (See "Transfers.")

WITHDRAWALS

     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. (See Appendix A.) The taxable portion of the withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")

     The Contract also offers certain Systematic Distribution Options during the Accumulation Period subject to certain criteria. Some Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

GUARANTEED DEATH BENEFIT

     These Contracts contain a guaranteed death benefit feature. Upon the death of the Annuitant, the Account Value may be increased under certain circumstances. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. Special rules apply to distributions from a Roth IRA. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

[bullet] Write to:                Aetna Life Insurance and Annuity Company
                                  151 Farmington Avenue
                                  Hartford, Connecticut 06156-5996
                                  Attention: Customer Service

[bullet] Call Customer Service:   1-800-531-4547 (for automated transfers or
                                  changes in the allocation of Account Values, call: 1-800-262-3862)

--------------------------------------------------------------------------------
                                   SUMMARY - 2

                                    FEE TABLE
================================================================================

     This Fee Table describes the various charges and expenses associated with the Contract. No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.


CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn). For Roth IRA Contracts, if the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.

          CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
---------------------------------------------------------------
        Years from Receipt               Deferred Sales
       of Purchase Payment              Charge Deduction
       -------------------              ----------------
  Less than 2                                  7%
  2 or more but less than 4                    6%
  4 or more but less than 5                    5%
  5 or more but less than 6                    4%
  6 or more but less than 7                    3%
  7 or more                                    0%


---------------------------------------------------------------


                       ROTH IRA CONTRACTS:
---------------------------------------------------------------
                                         Deferred Sales
  Completed Contract Years              Charge Deduction
  ------------------------              ----------------
  Less than 1                                  5%
  1 or more but less than 2                    4%
  2 or more but less than 3                    3%
  3 or more but less than 4                    2%
  4 or more but less than 5                    1%
  5 or more                                    0%
---------------------------------------------------------------

     Annual Maintenance Fee (1)....................................       $30.00
     Transfer Charge (2)...........................................        $0.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract).

During the Accumulation Period:

     Mortality and Expense Risk Charge ............................     1.10%(3)
     Administrative Charge ........................................     0.15%
                                                                        ----
     Total Subaccount Annual Expenses .............................     1.25%
                                                                        ====

During the Annuity Period:

     Mortality and Expense Risk Charge ............................     1.25%
     Administrative Charge ........................................     0.00%(4)
                                                                        ----
     Total Subaccount Annual Expenses .............................     1.25%
                                                                        ====

(1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
(2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.

(3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions."

(4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.

--------------------------------------------------------------------------------
                                  FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS (APPLIES TO ALL CONTRACTS)

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value.


                                               -----------------------------------------------------
                                                  Investment
                                                   Advisory
                                                    Fees(1)       Other Expenses
                                               (after expense     (after expense     Total Fund
                                                reimbursement)     reimbursement)   Annual Expenses
-----------------------------------------------------------------------------------------------------
Aetna Ascent VP(2)(3)                                0.57%              0.23%          0.80%
-----------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(3)                           0.50%              0.10%          0.60%
-----------------------------------------------------------------------------------------------------
Aetna Bond VP(3)                                     0.40%              0.10%          0.50%
-----------------------------------------------------------------------------------------------------
Aetna Crossroads VP(2)(3)                            0.55%              0.25%          0.80%
-----------------------------------------------------------------------------------------------------
Aetna Growth VP(2)(3)                                0.16%              0.64%          0.80%
-----------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(3)                        0.50%              0.09%          0.59%
-----------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP(2)(3)                  0.32%              0.23%          0.55%
-----------------------------------------------------------------------------------------------------
Aetna International VP(2)(3)                         0.77%              0.38%          1.15%
-----------------------------------------------------------------------------------------------------
Aetna Legacy VP(2)(3)                                0.49%              0.31%          0.80%
-----------------------------------------------------------------------------------------------------
Aetna Money Market VP(3)                             0.25%              0.10%          0.35%
-----------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP(2)(3)                0.62%              0.33%          0.95%
-----------------------------------------------------------------------------------------------------
Aetna Small Company VP(2)(3)                         0.35%              0.60%          0.95%
-----------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP(2)(3)                     0.20%              0.60%          0.80%
-----------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(4)                 0.69%              0.12%          0.81%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(5)              0.50%              0.08%          0.58%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(5)                     0.60%              0.09%          0.69%
-----------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(5)                0.59%              0.12%          0.71%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(5)                   0.75%              0.17%          0.92%
-----------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio(5)           0.55%              0.10%          0.65%
-----------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio(5)              0.60%              0.11%          0.71%
-----------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio(6)               0.24%              0.04%          0.28%
-----------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio(7)           0.73%              0.03%          0.76%
-----------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio(7)                    0.76%              0.07%          0.83%
-----------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                0.65%              0.10%          0.75%
-----------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(7)                      0.65%              0.05%          0.70%
-----------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio(7)            0.66%              0.08%          0.74%
-----------------------------------------------------------------------------------------------------
MFS Total Return Series(8)                           0.75%              0.25%          1.00%
-----------------------------------------------------------------------------------------------------
MFS World Governments Series(8)                      0.75%              0.25%          1.00%
-----------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                   0.71%              0.02%          0.73%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                   0.70%              0.06%          0.76%
-----------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                     0.75%              0.08%          0.83%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                      0.75%              0.08%          0.83%
-----------------------------------------------------------------------------------------------------
Portfolio Partners
  MFS Emerging Equities Portfolio(9)(10)             0.68%              0.13%          0.81%
-----------------------------------------------------------------------------------------------------
Portfolio Partners
  MFS Research Growth Portfolio(9)(10)               0.70%              0.15%          0.85%
-----------------------------------------------------------------------------------------------------
Portfolio Partners
  MFS Value Equity Portfolio(9)                      0.65%              0.25%          0.90%
-----------------------------------------------------------------------------------------------------
Portfolio Partners
  Scudder International Growth Portfolio(9)          0.80%              0.20%          1.00%
-----------------------------------------------------------------------------------------------------
Portfolio Partners
  T. Rowe Price Growth Equity Portfolio(9)           0.60%              0.15%          0.75%
-----------------------------------------------------------------------------------------------------

(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) Effective May 1, 1998, the Portfolios' adviser has agreed to waive a portion of its fee or to reimburse certain expenses so that aggregate expenses do not exceed the total expenses shown above. These fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

     Without these fee waiver/expense reimbursement arrangements Management Fees and Total Expenses for the Portfolio would be higher. Management Fees and Total Expenses would be as follows: 0.60% and 0.83% for Ascent VP; 0.60% and 0.85% for Crossroads VP; 0.60% and 1.24% for Growth VP; 0.35% and 0.58% for Index Plus Large Cap VP; 0.85% and 1.23% for International VP; 0.60% and 0.91% for Legacy VP; 0.75% and 1.08% for Real Estate Securities VP; 0.75% and 1.35% for Small Company VP; and 0.60% and 1.20% for Value Opportunity VP, respectively.

(3) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

     International VP and Real Estate Securities VP commenced operations in December 1997, therefore, estimates are based on expenses incurred for similar funds. Actual expenses incurred may be more or less than the amounts shown above.

(4) The figures above are based on expenses for the fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% for the Portfolio expected to be incurred in 1998. "Management Fees" includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

(5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for Equity-Income Portfolio; 0.67% for Growth Portfolio; 0.71% for High Income Portfolio; 0.90% for Overseas Portfolio, 0.64% for Asset Manager Portfolio; and 0.68% for Contrafund Portfolio.

(6) The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40%, respectively, for Index 500 Portfolio.

(7) Management fees for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July

--------------------------------------------------------------------------------
                                  FEE TABLE - 2

     1, 1997. The management fees shown above are based on the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06%, and 0.83% for Balanced Portfolio; 0.74%, 0.04%, and 0.78% for
     Growth Portfolio; and 0.72%, 0.09%, and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

 (8) The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the MFS Total Return Series and MFS World Governments Series would be 0.27% and 0.40%, respectively, and "Total Fund Annual Expenses" would be 1.02% and 1.15%, respectively, for these Series. Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."

 (9) Each Portfolio's aggregate expenses are contractually limited to the advisory and administrative fees disclosed above. The investment adviser will not seek an increase in its advisory or administrative fee at any time prior to May 1, 1999.

(10) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.

--------------------------------------------------------------------------------
                                  FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE): CONTRACTS OTHER THAN ROTH IRA'S

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.019%.

                                                                 CONTRACTS OTHER THAN ROTH IRA CONTRACTS

                                                              EXAMPLE A                             EXAMPLE B
                                                If you withdraw the entire Account       If you do not withdraw the Account
                                                Value at the end of the periods shown,   Value, or if you annuitize at the
                                                you would pay the following expenses,    end of the periods shown, you would
                                                including any applicable deferred        pay the following expenses (no
                                                sales charge:                            deferred sales charge is
                                                                                         reflected):*
                                                1 year    3 years    5 years  10 years   1 year   3 years    5 years  10 years
                                                ------    -------    -------  --------   ------   -------    -------  --------
Aetna Ascent VP                                  $84        $118      $147      $240      $21       $65        $111     $240
Aetna Balanced VP, Inc.                          $82        $112      $136      $219      $19       $59        $101     $219
Aetna Bond VP                                    $81        $109      $131      $208      $18       $56         $96     $208
Aetna Crossroads VP                              $84        $118      $147      $240      $21       $65        $111     $240
Aetna Growth VP                                  $84        $118      $147      $240      $21       $65        $111     $240
Aetna Growth and Income VP                       $82        $112      $136      $218      $19       $58        $101     $218
Aetna Index Plus Large Cap VP                    $81        $111      $134      $214      $18       $57         $98     $214
Aetna International VP                           $87        $129      $164      $276      $25       $75        $129     $276
Aetna Legacy VP                                  $84        $118      $147      $240      $21       $65        $111     $240
Aetna Money Market VP                            $79        $104      $123      $192      $16       $51         $88     $192
Aetna Real Estate Securities VP                  $85        $123      $154      $255      $22       $69        $119     $255
Aetna Small Company VP                           $85        $123      $154      $255      $22       $69        $119     $255
Aetna Value Opportunity VP                       $84        $118      $147      $240      $21       $65        $111     $240
Calvert Social Balanced Portfolio                $84        $119      $147      $241      $21       $65        $112     $241
Fidelity VIP Equity-Income Portfolio             $82        $112      $135      $217      $19       $58        $100     $217
Fidelity VIP Growth Portfolio                    $83        $115      $141      $228      $20       $62        $106     $228
Fidelity VIP High Income Portfolio               $83        $116      $142      $231      $20       $62        $107     $231
Fidelity VIP Overseas Portfolio                  $85        $122      $153      $252      $22       $68        $117     $252
Fidelity VIP II Asset Manager Portfolio          $82        $114      $139      $224      $19       $60        $104     $224
Fidelity VIP II Contrafund Portfolio             $83        $116      $142      $231      $20       $62        $107     $231
Fidelity VIP II Index 500 Portfolio              $79        $102      $120      $184      $16       $49         $84     $184
Janus Aspen Aggressive Growth Portfolio          $83        $117      $145      $236      $21       $64        $109     $236
Janus Aspen Balanced Portfolio                   $84        $119      $148      $243      $21       $66        $113     $243
Janus Aspen Flexible Income Portfolio            $83        $117      $144      $235      $20       $63        $109     $235
Janus Aspen Growth Portfolio                     $83        $115      $142      $229      $20       $62        $106     $229
Janus Aspen Worldwide Growth Portfolio           $83        $116      $144      $234      $20       $63        $108     $234
MFS Total Return Series                          $86        $124      $157      $260      $23       $71        $121     $260
MFS World Governments Series                     $86        $124      $157      $260      $23       $71        $121     $260
Oppenheimer Aggressive Growth Fund               $83        $116      $143      $233      $20       $63        $108     $233
Oppenheimer Global Securities Fund               $83        $117      $145      $236      $21       $64        $109     $236
Oppenheimer Growth & Income Fund                 $84        $119      $148      $243      $21       $66        $113     $243
Oppenheimer Strategic Bond Fund                  $84        $119      $148      $243      $21       $66        $113     $243
Portfolio Partners MFS Emerging Equities         $84        $119      $147      $241      $21       $65        $112     $241
Portfolio
Portfolio Partners MFS Research Growth           $84        $120      $149      $245      $21       $66        $114     $245
Portfolio
Portfolio Partners MFS Value Equity Portfolio    $85        $121      $152      $250      $22       $68        $116     $250
Portfolio Partners Scudder International         $86        $124      $157      $260      $23       $71        $121     $260
  Growth Portfolio
Portfolio Partners T. Rowe Price Growth          $83        $117      $144      $235      $20       $63        $109     $235
Equity
  Portfolio

---------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                  FEE TABLE - 6

HYPOTHETICAL ILLUSTRATION (EXAMPLE): CONTRACTS ISSUED AS ROTH IRAS

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.019%.

                                                                           ROTH IRA CONTRACTS
                                                              EXAMPLE A                              EXAMPLE B
                                                If you withdraw the entire Account     If you do not withdraw the Account
                                                Value at the end of the periods        Value, or if you annuitize at the
                                                shown, you would pay the following     end of the periods shown, you would
                                                expenses, including any applicable     pay the following expenses (no
                                                deferred sales charge:                 deferred sales charge is
                                                                                       reflected):*
                                                1 year   3 years   5 years  10 years   1 year   3 years    5 years 10 years
                                                ------   -------   -------  --------   ------   -------    ------- --------
Aetna Ascent VP                                  $62       $87      $111      $240      $21       $65       $111     $240
Aetna Balanced VP, Inc.                          $60       $81      $101      $219      $19       $59       $101     $219
Aetna Bond VP                                    $59       $78       $96      $208      $18       $56        $96     $208
Aetna Crossroads VP                              $62       $87      $111      $240      $21       $65       $111     $240
Aetna Growth VP                                  $62       $87      $111      $240      $21       $65       $111     $240
Aetna Growth and Income VP                       $60       $80      $101      $218      $19       $58       $101     $218
Aetna Index Plus Large Cap VP                    $60       $79       $98      $214      $18       $57        $98     $214
Aetna International VP                           $66       $97      $129      $276      $25       $75       $129     $276
Aetna Legacy VP                                  $62       $87      $111      $240      $21       $65       $111     $240
Aetna Money Market VP                            $58       $73       $88      $192      $16       $51        $88     $192
Aetna Real Estate Securities VP                  $64       $91      $119      $255      $22       $69       $119     $255
Aetna Small Company VP                           $64       $91      $119      $255      $22       $69       $119     $255
Aetna Value Opportunity VP                       $62       $87      $111      $240      $21       $65       $111     $240
Calvert Social Balanced Portfolio                $62       $87      $112      $241      $21       $65       $112     $241
Fidelity VIP Equity-Income Portfolio             $60       $80      $100      $217      $19       $58       $100     $217
Fidelity VIP Growth Portfolio                    $61       $83      $106      $228      $20       $61       $106     $228
Fidelity VIP High Income Portfolio               $61       $84      $107      $231      $20       $62       $107     $231
Fidelity VIP Overseas Portfolio                  $63       $90      $117      $252      $22       $68       $117     $252
Fidelity VIP II Asset Manager Portfolio          $61       $82      $104      $224      $19       $60       $104     $224
Fidelity VIP II Contrafund Portfolio             $61       $84      $107      $231      $20       $62       $107     $231
Fidelity VIP II Index 500 Portfolio              $57       $71       $84      $184      $16       $49        $84     $184
Janus Aspen Aggressive Growth Portfolio          $62       $85      $109      $236      $21       $64       $109     $236
Janus Aspen Balanced Portfolio                   $62       $88      $113      $243      $21       $66       $113     $243
Janus Aspen Flexible Income Portfolio            $62       $85      $109      $235      $20       $63       $109     $235
Janus Aspen Growth Portfolio                     $61       $84      $106      $229      $20       $62       $106     $229
Janus Aspen Worldwide Growth Portfolio           $62       $85      $108      $234      $20       $63       $108     $234
MFS Total Return Series                          $64       $93      $121      $260      $23       $71       $121     $260
MFS World Governments Series                     $64       $93      $121      $260      $23       $71       $121     $260
Oppenheimer Aggressive Growth Fund               $61       $85      $108      $233      $20       $63       $108     $233
Oppenheimer Global Securities Fund               $62       $85      $109      $236      $21       $64       $109     $236
Oppenheimer Growth & Income Fund                 $62       $88      $113      $243      $21       $66       $113     $243
Oppenheimer Strategic Bond Fund                  $62       $88      $113      $243      $21       $66       $113     $243
Portfolio Partners MFS Emerging Equities
  Portfolio                                      $62       $87      $112      $241      $21       $65       $112     $241
Portfolio Partners MFS Research Growth
  Portfolio                                      $63       $88      $114      $245      $21       $66       $114     $245
Portfolio Partners MFS Value Equity Portfolio    $63       $90      $116      $250      $22       $68       $116     $250
Portfolio Partners Scudder International
 Growth  Portfolio                               $64       $93      $121      $260      $23       $71       $121     $260
Portfolio Partners T. Rowe Price Growth
Equity Portfolio                                 $62       $85      $109      $235      $20       $63       $109     $235

-------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                  FEE TABLE - 6

--------------------------------------------------------------------------------
                                   THE COMPANY
================================================================================

     Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

     The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.


                           VARIABLE ANNUITY ACCOUNT B
================================================================================

     The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

     Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.


                               INVESTMENT OPTIONS
================================================================================

THE FUNDS

     Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Application. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of investment options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder is limited to 18. Each Subaccount and each Guaranteed Term of the same duration, or an investment in the Fixed Account in certain Contracts where the Guaranteed Account is not available, count as an option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

     The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

     Subject to state regulatory approval, if the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

     The Funds are described in Appendix C of this prospectus. More detailed information may be found in the current prospectus for each Fund offered. The prospectus for the Fund should be read in conjunction with this prospectus. A free Fund prospectus is available upon request from the local Company office or by writing or calling the number listed in the "Inquiries" section of this Prospectus.

     Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

     More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

     Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

     Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTION

     Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"). Through the Guaranteed Account, we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the Guaranteed Account for specified periods to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix A.)

FIXED ACCOUNT

     In certain states, Purchase Payments may be allocated to the Fixed Account. Through the Fixed Account we guarantee to pay the minimum interest rate specified in the Contract. (See Appendix B)


                                    PURCHASE
================================================================================

CONTRACT AVAILABILITY

     The Contracts are offered only in those states where the Contract has been approved for sale in that state. The Contracts are offered as (1) nonqualified deferred annuity contracts (we reserve the right to limit ownership of nonqualified Contracts to natural persons); (2) Individual Retirement Annuities, including Roth IRAs, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code; or (3) Qualified Contracts used in conjunction with certain employer sponsored retirement plans. Individual Retirement Annuities are currently available as rollovers, and may permit ongoing contributions subject to state regulatory approval. Additionally, availability of the Qualified Contracts described under item (3) is subject to approval by the Company and state regulatory agencies. A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted in a Roth IRA Contract. The Roth IRA Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.

     Eligible persons seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or, where required by state law, they may purchase individual Contracts. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts, and individual accounts are established by the Company for each Certificate Holder. In some states, an individual Contract will be owned by the Certificate Holder. In both cases, a Certificate Holder's interest in the Contract is known as his or her "Account."

     The maximum issue age for the Annuitant is 90 (age 85 for those Contracts or Certificates issued in Pennsylvania).

     Joint Certificate Holders. Nonqualified Contracts may be purchased by spouses as joint Certificate Holders. In Pennsylvania, the joint Certificate Holders do not need to be spouses. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts. Tax law prohibits the purchase of Qualified Contracts by joint Certificate Holders.

PURCHASING INTERESTS IN THE CONTRACT

     Group Contracts. Groups will generally consist of those eligible individuals who have established an account with a broker-dealer or bank which has agreed to act as a Distributor for the Contracts. A group Contract is issued to the group Contract Holder. Certificate Holders may purchase interests in a group Contract by submitting an Application. Once the Application is accepted a Certificate will be issued.

     Individual Contracts. Certain states will not allow a group Contract due to provisions in their insurance laws. In those states, an eligible individual will submit an Application and will be issued a Contract rather than a Certificate.

     Regardless of whether you have purchased an interest in a group Contract or an individual Contract, the Company must accept or reject the Application within two business days of receipt. If the Application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Certificate Holder, pending acceptance of the Application. If the Application is rejected, the Application and any Purchase Payments will be returned to the Certificate Holder. However, if the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.

PURCHASE PAYMENTS

     You may make Purchase Payments under the Contract in one lump sum, through periodic payments or as a transfer from a pre-existing plan.

     The minimum initial Purchase Payment amount is $5,000 for Nonqualified Contracts and $1,500 for Qualified Contracts. In some states, a Contract issued as an Individual Retirement Annuity can accept only a lump sum, rollover Purchase Payment. Additional Purchase Payments made to an existing Contract must be at least $1,000 or at least $50 per month by electronic funds transfer, and are subject to the terms and conditions published by us at the time of the subsequent payment. A Purchase Payment of more than $1,000,000 will be allowed only with the Company's consent. We also reserve the right to reject any Purchase Payment to a prospective or existing Account without advance notice (unless not allowed by state law).

     For Qualified Contracts the Code imposes a maximum limit on annual Purchase Payments which may be excluded from a participant's gross income. (See "Tax Status.")

     Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or the Guaranteed Account or the Fixed Account as specified on the Application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options.")

CONTRACT RIGHTS

     Under individual Contracts, Certificate Holders have all Contract rights.

     Under group Contracts, the group Contract Holder has title to the Contract and generally only the right to accept or reject any modifications to the Contract. You have all other rights to your Account under the Contract. However, under a Nonqualified Contract, if you and the Annuitant are not the same, and the Annuitant dies first, your rights are automatically transferred to the Beneficiary. (See "Death Benefit.")

     Joint Certificate Holders have equal rights under the Contract and with respect to their Account. All rights under the Contract must be exercised by both joint Certificate Holders with the exception of transfers among investment options, which can be exercised by one joint Certificate Holder after the Account has been established. See "Death Benefit" regarding the rights of the surviving joint Certificate Holder upon the death of a joint Certificate Holder prior to the Annuity Date.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

     You generally designate the Beneficiary under the Contract on the Application. You may also elect to specify the form of payment to be made to the Beneficiary. Under such plans the participant is generally allowed to designate a beneficiary under the plan, and the Certificate Holder may direct that we pay any death proceeds to the plan beneficiary. "Beneficiary" as used in this Prospectus refers to the person who is ultimately entitled to receive such proceeds.

     For Qualified Contracts issued in conjunction with a Code Section 403(b) tax deferred annuity program subject to the Employee Retirement Income Security Act (ERISA), the spouse of a married participant must be the Beneficiary of at least 50% of the Account Value. If the married participant is age 35 or older, the participant may name an alternate Beneficiary provided the participant furnishes a waiver and spousal consent which meets the requirements of ERISA
Section 205. The participant on whose behalf the Account was established must be the Annuitant.

     For Qualified Contracts issued as an Individual Retirement Annuity, the Certificate Holder must be the Annuitant. For Nonqualified Contracts, the Certificate Holder and the Annuitant, may, but need not, be the same person. (See "Purchase--Contract Availability.")

RIGHT TO CANCEL

     You may cancel the Contract or Certificate without penalty by returning it to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this "free look" right; some states allow you longer. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments; therefore, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Under Contracts issued as Individual Retirement Annuities, you will receive a refund of your Purchase Payment. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.


                             CHARGES AND DEDUCTIONS
================================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

     Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.10% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

     In certain circumstances, the risk of adverse expense experience associated with this Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Contract may likewise be reduced. Whether such a reduction is available will be determined by the Company based upon consideration of one of the following factors:

(1) the size and composition of the prospective group such as a group made up of active employees of the Company or its affiliates;

(2)  the type and frequency of administrative and sales services provided; and

(3)  the level of maintenance fee and deferred sales charges.

     Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person. We will make any reduction in the mortality and expense risk charge according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

     If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

     Administrative Charge. During the Accumulation Period, the

Company makes a daily deduction from each of the Subaccounts for an administrative charge. The charge is equal, on an annual basis, to 0.15% of the daily net assets of the Subaccounts and compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

     During the Annuity Period, the Company reserves the right to make a deduction for the administrative charge of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

     During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

     The maximum maintenance fee deducted under the Contract is $30. The maintenance fee will be deducted annually on the anniversary of the Contract effective date. It is deducted on a pro rata basis from each investment option in which you have an interest. If your entire Account Value is withdrawn, the full maintenance fee, if applicable, will be deducted at the time of withdrawal. The maintenance fee will not be deducted (either annually or upon withdrawal) if your Account Value is $50,000 or more on the day the maintenance fee is due.

REDUCTION OR ELIMINATION OF ADMINISTRATIVE CHARGE AND MAINTENANCE FEE

     The administrative charge and maintenance fee may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the size and type of the group of individuals to whom the Contract is offered; and

(2)  the amount of expected Purchase Payments.

     Any reduction or elimination of the administrative charge or maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the administrative charge or annual maintenance fees according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

     Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account and, except for Roth IRAs, is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge on withdrawals from a Roth IRA is based on the number of years which have elapsed from the Account effective date. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing contract.

     Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal other than from a Roth IRA, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account or the Fixed Account will be treated as described in the Appendices attached to this Prospectus and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

CONTRACTS OTHER THAN ROTH IRAs

---------------------------------------------------------------
       Years since receipt              Deferred Sales
       of Purchase Payment             Charge Deduction
       -------------------             ----------------
  Less than 2                                 7%
  2 or more but less than 4                   6%
  4 or more but less than 5                   5%
  5 or more but less than 6                   4%
  6 or more but less than 7                   3%
  7 or more                                   0%
---------------------------------------------------------------

ROTH IRA CONTRACTS

---------------------------------------------------------------
    Completed Contract Years            Deferred Sales
                                       Charge Deduction
                                       ----------------
  Less than 1                                 5%
  1 or more but less than 2                   4%
  2 or more but less than 3                   3%
  3 or more but less than 4                   2%
  4 or more but less than 5                   1%
  5 or more                                   0%
---------------------------------------------------------------

     A deferred sales charge will not be deducted from any portion of a

Purchase Payment withdrawn if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] paid to a Beneficiary due to the Annuitant's death before Annuity payments start, up to a maximum of the Purchase Payment(s) in the Account on the Annuitant's date of death;

[bullet] made due to the election of a Systematic Distribution Option (see
         "Systematic Distribution Options");

[bullet] if approved by your state, under a Qualified Contract when the amount withdrawn is equal to the minimum distribution required by the Code for this Contract calculated using a method permitted under the Code and agreed to by the Company;

[bullet] paid upon a full withdrawal where the Account Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or

[bullet] paid if we close out your Account when the value is less than $2,500
         (or other amount required by state law);

[bullet] if the withdrawal is applied as a rollover to certain Roth Individual
         Retirement Annuities issued by the Company or an affiliate.

     After the first Account Year, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that (1) such withdrawal occurs within three years of the Annuitant's admission to a licensed nursing care facility (including non-licensed facilities in New Hampshire) and
(2) the Annuitant has spent at least 45 consecutive days in such facility. This waiver of deferred sales charge does not apply if the Annuitant is in a nursing care facility at the time the Account is established. It will also not apply if otherwise prohibited by state law.

     The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

     Free Withdrawals. Subject to the restrictions described below, you may withdraw up to the greater of 10% of your current Account Value or the minimum distribution amount required by law during each calendar year without imposition of a deferred sales charge. The free withdrawal amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal and will be adjusted for amounts requested for distribution under a Systematic Distribution Option, during the calendar year. If your withdrawal exceeds the applicable free withdrawal allowance, we will deduct a deferred sales charge on the excess amount. (See Appendix A for a discussion of withdrawals from the Guaranteed Account.)

REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE

     We may reduce or eliminate the deferred sales charge when sales of the Contracts are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the deferred sales charge will be based on the following:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2)  the amount of expected Purchase Payments; and

(3) whether there is a prior or existing relationship with the Company such as being an employee of the Company or an affiliate, receiving distributions or making internal transfers from other contracts issued by the Company, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate. Any reduction or elimination of the deferred sales charge will be subject to state approval and not be unfairly discriminatory against any person.

FUND EXPENSES

     Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the Fund prospectuses.

PREMIUM AND OTHER TAXES

     Several states and municipalities currently impose a premium tax on Annuities. These taxes currently range from 0% to 4%. Ordinarily, any applicable state premium tax will be deducted from the Account Value when it is applied to an Annuity Option. However, we reserve the right to deduct state premium tax from the Purchase Payment(s) or from the Account Values at any time, but no earlier than when we have a tax liability under state law.

     Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.


                               CONTRACT VALUATION
================================================================================

ACCOUNT VALUE

     Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Guaranteed Account or Fixed Account.

ACCUMULATION UNITS

     The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge.

     Initial Purchase Payments will be credited to your Account at the AUV next computed following our acceptance of the Application as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

     The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

(d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

(e) minus a daily charge at the annual effective rate of a maximum of 1.10% for mortality and expense risks and an administrative charge of 0.15% (unless reduced or eliminated) during the Accumulation Period and up to 0.25% during the Annuity Period (currently 0% during the Annuity Period).

The net investment rate may be either positive or negative.


                                    TRANSFERS
================================================================================

     At any time prior to the Annuity Date, you can transfer amounts held under your Account among the investment options available subject to certain limitations. (See "Investment Options.") Transfers from the Guaranteed Account may be subject to certain restrictions and to a market value adjustment. (See the Appendix.) Transfers may be made from the Fixed Account to any of the investment options available subject to certain restrictions. Amounts may not be transferred into the Fixed Account from any of the investment options. If approved by your state, during the Annuity Period, if you have elected a variable Annuity, you can make transfers only among the Subaccounts available during the Annuity Period. (See "Annuity Options.") A request for transfer can be made either in writing or by telephone. (See "Telephone Transfers" below.) All transfers must be in accordance with the terms of the Contract. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.

     During the Accumulation Period, twelve free transfers are allowed per calendar year. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. This charge will be deducted from the gross amount of the transfer. The Company currently does not impose this charge. Currently, during the Annuity Period, four transfers are allowed each calendar year.

Telephone Transfers

     You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record calls on the 800 line.

Dollar Cost Averaging Program

     You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar cost averaging is a system for investing a fixed amount of money at regular intervals over a period of time. The Dollar Cost Averaging Program permits the transfer of amounts from any of the variable funding options and an available Guaranteed Term or Fixed Account subject to the Company's terms and conditions to any of the Subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from any such Guaranteed Term during participation in the Dollar Cost Averaging Program. If dollar cost averaging from a Guaranteed Term is discontinued, the Company will automatically transfer the balance remaining in the Guaranteed Term from which dollar cost averaging is withdrawn to a Guaranteed Term of the same duration unless the Certificate Holder initiates a transfer to another investment option. In either case, a market value adjustment will apply. If Dollar Cost Averaging is stopped with regard to amounts in the Fixed Account, the remaining balance in the Fixed Account will be transferred to the money market fund. There is no additional charge for the Dollar Cost Averaging Program. (See Appendix A for a discussion of the restrictions and features attributable to the Guaranteed Account.)

     Dollar cost averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the "Inquiries" section of the Prospectus

Summary, which describes how you can obtain further information.

     The Dollar Cost Averaging Program is not available to individuals who have elected the Account Rebalancing Program.

ACCOUNT REBALANCING PROGRAM

     The Account Rebalancing Program allows you to have portions of your Account Value automatically reallocated annually to a specified percentage or at other more frequent intervals as allowed by Aetna under the program. Only Account Values accumulating in the Subaccounts can be rebalanced. You may participate in this program by completing the Account Rebalancing section of the Application, or by sending a written request to the Company at its Home Office. The Account Rebalancing Program does not ensure a profit nor guarantee against loss in a declining market.

     The Account Rebalancing Program is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.


                                   WITHDRAWALS
================================================================================

     All or a portion of your Account Value may be withdrawn at any time during the Accumulation Period. Withdrawal restrictions applicable to Section 403(b) Contracts are described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with Securities and Exchange Commission requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be subject to a deferred sales charge (see "Charges and Deductions") and to taxes and to tax penalties (see "Tax Status"). Roth IRAs provide for a tax-free withdrawal of all assets in the Account, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, and the distribution is made after attainment of age 59 1/2, or on account of death or disability, or for a qualified first-time home purchase

     Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals: (Percentage): The amount paid will be the percentage of the Adjusted Account Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawals: (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from your Account will equal the amount you request plus any applicable deferred sales charge and plus or minus any applicable market value adjustment. For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Guaranteed Account or Fixed Account or each Subaccount in which your Account is invested, unless you request otherwise in writing. All amounts paid will be based on your Account Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

     The tax treatment of withdrawals from each Nonqualified Contract may be affected if you own other annuity contracts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status.")


     Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. (See "Tax Status.")

     Reinstatement Privilege Following Withdrawal. You may elect to reinstate all or a portion of the proceeds received from the full withdrawal of your Account within 30 days after the withdrawal. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Accumulation Units will be credited to your Account for the amount reinstated, as well as for any maintenance fee charged and any portion of any deferred sales charge imposed at the time of withdrawal. However, any aggregate negative market value adjustment made to the Guaranteed Account will not be credited. Reinstated amounts will be reallocated to applicable investment options in the same proportion as they were allocated at the time of withdrawal.

     The number of Accumulation Units credited will be based upon the Accumulation Unit Value(s) next computed following receipt at our Home Office of the reinstatement request along with the amount to be reinstated. Any maintenance fee which falls due after the withdrawal and before the reinstatement will be deducted from the amount reinstated. The reinstatement privilege may be used only once and does not apply to a Certificate Holder's Account that We close out as described in the Section entitled, "Involuntary Terminations." If you are contemplating reinstatement, you should seek competent advice regarding the tax consequences associated with this type of transaction.


                         SYSTEMATIC DISTRIBUTION OPTIONS
================================================================================

     The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Systematic

Distribution Options"). To exercise these options, your Account Value must meet the minimum dollar amount and age criteria applicable to that option.

     The Systematic Distribution Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed forthose who want to receive only the minimum distribution that the Code requires each year. ECO is available only under Qualified Contracts. Under ECO, the Company calculates the minimum distribution amount required by law, and pays you that amount once a year. (See "Tax Status.") Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.

         ECO is not available under the Roth IRA Contract.

     If you select one of the Systematic Distribution Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus.

     Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

     Once you elect a Systematic Distribution Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, no other Systematic Distribution Option may be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options for new elections at any time, and/or to change the terms of future elections.


                    DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

     A death benefit will be payable to the Beneficiary(ies) if the Certificate Holder or the Annuitant dies before Annuity payments have commenced. If the Account is owned jointly, the death benefit applies at the death of the first joint Certificate Holder. Upon the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will become the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary.

DEATH BENEFIT AMOUNT

     If approved by your state, upon the death of the Annuitant, the death benefit proceeds will be the greater of:

(1) The minimum guaranteed death benefit (described below) as of the date of death, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was determined, or

(2)  The Account Value on the Claim Date.

     The minimum guaranteed death benefit is determined as follows: On the effective date of the Contract ("Effective Date"), the minimum guaranteed death benefit equals the amount of the initial Purchase Payment. On each Effective Date anniversary before the Annuitant reaches age 85, the minimum guaranteed death benefit is the greater of:

(1) The prior minimum guaranteed death benefit, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was previously determined, or

(2)  The Account Value on the Effective Date anniversary.

     After the Annuitant reaches age 85 the minimum guaranteed death benefit is equal to the minimum guaranteed death benefit determined on the Effective Date anniversary immediately preceding the date the Annuitant attained age 85 plus any Purchase Payments made, and less any amounts surrendered, applied to an Annuity option or deducted from the Account.

     On the Claim Date, if the minimum guaranteed death benefit is greater than the Account Value, the amount by which the minimum guaranteed death benefit exceeds the Account Value is allocated to the money market subaccount available under the Contract. The Beneficiary may elect a death benefit option as permitted unless the Certificate Holder has specified the form of payment to the Beneficiary.

     Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the minimum guaranteed death benefit will not apply. The amount paid on account of the death of the Certificate Holder will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge. The

Beneficiary may elect a death benefit option available under the Contract unless the Certificate Holder has specified the form of payment to the Beneficiary.

     If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was also the Annuitant, the spousal Beneficiary will become the Annuitant and the minimum guaranteed death benefit will also apply at the death of the spousal Beneficiary. The initial minimum guaranteed death benefit equals the Account Value as adjusted for any minimum guaranteed death benefit payable at the death of the original Certificate Holder/Annuitant. Thereafter, the minimum guaranteed death benefit is determined as above.

     If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was not also the Annuitant, the Annuitant will not change and the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge.

     If the death benefit described above is not approved by your state, the following death benefit shall apply:

     Upon the death of the Annuitant, the guaranteed death benefit proceeds will be the greatest of:

(1) the total Purchase Payment(s) applied to the Account, minus the sum of all amounts withdrawn, annuitized or deducted from such Account;

(2) the highest step-up value as of the date of death. The step-up value is determined on each anniversary of the Effective Date, up to the Annuitant's 75th birthday. Each step-up value is calculated as the Account Value on the Effective Date anniversary, increased by Purchase Payments applied, and decreased by partial withdrawals, annuitizations and deductions taken from the Account since the Effective Date anniversary; or

(3)  the Account Value as of the date of death.

     The excess, if any, of the guaranteed death benefit value over the Account Value is determined as of the date of death. Any excess amount will be deposited and allocated to the money market Subaccount available under the Contract. The Account Value on the claim date plus any excess amount deposited into the Account becomes the Certificate Holder's Account Value. The death benefit paid will equal the Account Value when request for payment is made and no deferred sales charge applies.

     Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the guaranteed death benefit will not apply. The amount of death benefit proceeds will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge.

     If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was the Annuitant, the amount of the death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge applicable to any Purchase Payments made since the death of the Certificate Holder/Annuitant.

     If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was not the Annuitant, the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge in accordance with the usual rules regarding the deferred sales charge. (See "Deferred Sales Charge.") If this provision was not approved in your state, the deferred sales charge will apply only to Purchase Payments made since the death of the Certificate Holder.

     For amounts held in the Guaranteed Account, see Appendix A for a discussion of the calculation of death benefit proceeds.

DEATH BENEFIT PAYMENT OPTIONS

     Death benefit proceeds may be paid to the Beneficiary as described below. If you die and no Beneficiary exists, the death benefit will be paid in a lump sum to your estate. Prior to any election by the Beneficiary, the Account Value will remain in the Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The Code requires that distributions begin within a certain time period, as described below. If no elections are made, no distributions will be made. Failure to commence distributions within those time periods can result in tax penalties.

     Nonqualified Contracts. Under a Nonqualified Contract, if you die, and the Beneficiary is your surviving spouse, or if you are a nonnatural person and the Annuitant dies, and the Beneficiary is the Annuitant's surviving spouse, he or she automatically becomes the successor Certificate Holder. The successor Certificate Holder may exercise all rights under the Account and (1) continue in the Accumulation Period; (2) elect to apply some or all of the Adjusted Account Value to any of the Annuity Options; or (3) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If you die and you are not the Annuitant, any applicable deferred sales charge will be applied if a lump sum payment is elected. Under the Code, distributions are not required until the successor Certificate Holder's death.

     If you die and the Beneficiary is not your surviving spouse, he or she may elect option (2) or (3) above. According to the Code, any portion of the Adjusted Account Value not distributed in installments over the life or life expectancy beginning within one year of your death, must be paid within five years of your death. (See "Tax Status of the Contract.")

     If you are a natural person but not the Annuitant and the Annuitant dies, the Beneficiary may elect to apply the Adjusted Account Value to an Annuity Option within 60 days or to receive a lump sum payment equal to the Adjusted Account Value, subject to state regulatory approval. If the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includible in the Beneficiary's income in the year the Annuitant dies.

     If SWO is in effect, payments will cease at the Certificate Holder's or Annuitant's death. A Beneficiary, however, may elect to continue SWO.

     Qualified Contracts. Under a Qualified Contract, the death benefit is paid at the death of the participant, who is the Annuitant under the Contract. The Beneficiary has the following options: (1) apply some or all of the Adjusted Account Value to any of the Annuity Options, subject to the distribution rules in Code Section 401(a)(9), or (2) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value.

     If ECO or SWO is in effect and the participant dies before the required beginning date for minimum distributions, payments will cease. A Beneficiary, or the Certificate Holder on behalf of a plan Beneficiary, may elect ECO or SWO provided the election would satisfy the Code minimum distribution rules.

     If ECO or SWO is in effect and the participant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Code minimum distribution rules, unless the option is revoked.

     Death benefit payments must satisfy the distribution rules in Code Section 401(a)(9). (See "Tax Status of the Contract.")


                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

     You must notify us in writing of the date you want Annuity Payments to start (the "Annuity Date") and the Annuity Option elected. Payments may not begin earlier than one year after purchase, or, unless we consent, later than the later of (a) the first day of the month following the Annuitant's 85th birthday, or (b) the tenth anniversary of the last Purchase Payment (fifth anniversary for Contracts issued in Pennsylvania).

     Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period.

     As of January 1, 1997, the Code generally requires that for Qualified Contracts, other than IRAs and for five-percent owners in other Qualified Contracts, minimum annual distributions of the Account Value begin by April 1st of the calendar year following the calendar year in which a participant attains age 70-1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.") For Nonqualified Contracts, failure to select an Annuity Option and an Annuity Date, or postponement of the Annuity Date past the Annuitant's 85th birthday or tenth anniversary of your last Purchase Payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering such a course of action.

         For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. The general rule that annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your beneficiaries does not apply to a Roth IRA. The minimum distribution rules which apply to the beneficiary at your death and which are described in the Prospectus continue to apply. The rules differ depending on whether you die after distributions have begun.

         At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like Annuity Payments to begin;

[bullet] the Annuity Option under which you want payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide Annuity Payments (i.e., a fixed Annuity using the general account or a variable Annuity using any of the Subaccounts available at the time of annuitization or a combination of the two).

     Once Annuity Payments begin, the Annuity Option may not be changed.

PARTIAL ANNUITIZATION

     You may elect an Annuity Option with respect to a portion of your Account Value, while leaving the remaining portion of your Account Value invested in the Accumulation Period. The Code and the regulations do not specifically address the tax treatment applicable to payments provided in this way. Whether such payments are taxable as annuity payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser if you are considering a partial annuitization of your Account.

ANNUITY OPTIONS

     The Certificate Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.

[bullet] Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If the Annuitant dies before the amount applied to the Annuity Option (less any applicable premium tax) has been paid, any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

[bullet] Option 4--Life Annuity Based Upon the Lives of Two Annuitants--

         An annuity paid during the lives of the Annuitant and a second Annuitant. The Certificate Holder selects an Annuity with 100%, 66% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 5--Life Annuity Based Upon the Lives of Two Annuitants with
         Guaranteed Payments--An Annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

*[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
          Cash Refund Feature--An Annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

*(If approved by your state.)

     If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Certificate Holder cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Option:

     Under the nonlifetime option, payments may be made for generally 5-30 years, as selected by the Certificate Holder. If this option is elected as a variable Annuity, the Certificate Holder may request that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") If the nonlifetime option is elected on a fixed basis, you cannot elect to receive a lump-sum settlement.

     We may also offer additional Annuity Options under your Contract from time to time. You can call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. Additional or enhanced options may not be available to those already receiving Annuity payments.

ANNUITY PAYMENTS

     Date Payments Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. For Qualified Contracts only, Annuity Payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

     Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts (some options require that all payments be made on a fixed basis). No election may be made that would result in the first Annuity Payment of less than $50, or total yearly Annuity Payments of less than $250 (less if required by state law). If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected. We reserve the right to increase the minimum first Annuity Payment amount and the minimum annual Annuity Payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

     If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

     We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. This charge, established when a variable Annuity Option is elected, will not exceed 0.25% per year of amounts held on a variable basis. Once established, the charge will be effective during the entire Annuity Period. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

     The death benefit, if any, due when the Annuitant dies after Annuity Payments have begun, will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.

     If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.

     If the nonlifetime option was elected, and the Annuitant dies before all payments are made, remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.

     When the Annuitant dies after Annuity Payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

     Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.


                                   TAX STATUS
================================================================================

INTRODUCTION

     The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). In addition, this discussion does not cover the potential application of federal estate and gift tax laws, or state, local or any other tax law. The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.

     The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 403(b), 408(b) or 408A of the Code, ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Certificate Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

     The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

     Diversification. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

     In addition, in certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

     Required Distributions--Nonqualified Contracts: In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death, and (b) if any Certificate Holder dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the Account may be continued with the surviving spouse as the new Certificate Holder. If the Certificate Holder is a non-natural person, the surviving spouse who is the "designated beneficiary" of the deceased Annuitant may continue the Account.

     If the Certificate Holder is a natural person but not the Annuitant and the Annuitant dies, if the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includible in the Beneficiary's income in the year the Annuitant dies.

     The Nonqualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     The discussion under "Taxation of Annuities" below is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

     Required Distributions--Qualified Contracts: The Code has required distribution rules for Section 403(b) Plans and Individual Retirement Annuities. Other than for IRAs and for five-percent owners in other Qualified Contracts, distributions must generally begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2 or retires, whichever occurs later. For traditional IRA participants and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. There is no required distribution date for participants in a Roth IRA. Under 403(b) plans, if the Company maintains separate records, distribution of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which the participant attains age 75 (or retires, whichever occurs later). However, special rules require that some or all of the balance be distributed earlier if any distributions are taken in excess of the minimum required amount.

     To comply with these provisions, distributions must be in a form and amount sufficient to satisfy the minimum distribution and minimum distribution incidental death benefit rules specified in Section 401(a) (9) of the Code.

     In general, annuity payments from a traditional IRA must be distributed over the participant's life or the joint lives of the participant and beneficiary, or over a period not greater than the participant's life expectancy or the joint life expectancies of the participant and beneficiary.

     If the participant dies on or after the required beginning date for minimum distributions, distributions to the beneficiary must be made at least as rapidly as the method of distribution in effect at the time of the participant's death. However, if the required minimum distribution is calculated each year based on the participant's single life expectancy or the joint life expectancies of the participant and beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the required minimum distributions at the participant's death. For example, if ECO was elected with the calculation based on the participant's single life expectancy, and the life expectancy is recalculated each year, the recalculated life expectancy becomes zero in the calendar year following the participant's death and the entire remaining interest must be distributed to the beneficiary by December 31 of the year following the participant's death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of the participant's death. The rules are complex and the participant should consult a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

     If the participant dies before the required beginning date for minimum distributions, the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the participant's death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins to a non-spouse beneficiary by December 31 of the calendar year following the calendar year of the participant's death. If payments are made to a spousal beneficiary, distributions must begin by the later of December 31 of the calendar year following the calendar year of the death or December 31 of the calendar year in which the participant would have attained age 70-1/2.

     An exception applies for a spousal beneficiary under an Individual Retirement Annuity. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the Account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Account or fails to take a distribution within the required time period.

     The minimum distribution rules also apply to beneficiaries under a Roth IRA and are based on whether the participant dies before or after distribution begins.

     If the participant or beneficiary fails to take the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

TAXATION OF ANNUITY CONTRACTS

     In General: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder under a Nonqualified Contract who is a natural person generally is not taxed on increases in the Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). The taxable portion of a distribution (in the form of a single sum payment or an Annuity) is taxable as ordinary income.

     Non-Natural Holders of a Nonqualified Contract: If the Certificate Holder is not a natural person, a Nonqualified Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the contract" is any increase over the year in the Surrender Value, adjusted for Purchase Payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax. When the Certificate Holder is not a natural person, the Annuitant is considered the Certificate Holder for the purpose of meeting the required distribution-at-death rules. In addition, when the Certificate Holder is not a natural person, a change in Annuitant is treated as the death of the Certificate Holder.

     The following discussion generally applies to Qualified Contracts or Nonqualified Contracts owned by a natural person.

     Withdrawals: In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

     With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment (MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

     Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

     Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after the participant attains age 59-1/2, or on account of the participant's death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies. (See
Section 21 of this Supplement.) A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions.)


     For Roth IRAs, the minimum distribution rules do not apply prior to the participant's death. (See "Annuity Period" above.)


     Annuity Payments: Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the expected number of payments as defined in Code Section 72 (d).; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

     Penalty Tax: In the case of a distribution pursuant to a Nonqualified Contract, or a Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income.

     In general, there is no penalty tax on distributions from a Nonqualified
Contract: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of the death of the Certificate Holder; (3) attributable to the taxpayer's total and permanent disability; (4) received in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary;" or (5) allocable to "investment in the contract" before August 14, 1982.

     If a distribution is made from a Qualified Contract sold in conjunction with a Section 403(b) Plan, the penalty tax will not apply on distribution made when the participant (a) attains age 59-1/2, (b) becomes permanently and totally disabled, (c) dies, (d) separates from service with the plan sponsor at or after age 55, (e) rolls over the distribution amount to another plan of the same type in accordance with the terms of the Code, or (f) takes the distributions in substantially equal periodic payments (at least annually) over his or her life or life expectancy or the joint lives or joint life expectancies of the participant and beneficiary, provided the participant has separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by the participant that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

     In general, except for (d), the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity, including a distribution from a Roth IRA that is not a "qualified distribution" or a rollover to a Roth IRA that is not a "qualified rollover" contribution. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.

     Taxation of Death Benefit Proceeds: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.

     Special rules may apply on Nonqualified Contracts. See "Required Distributions - Nonqualified Contracts."

     Transfers, Assignments or Exchanges of the Contract: A transfer of ownership of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The assignment or transfer of ownership of a Qualified Contract generally is not allowed. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     Multiple Contracts: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

     Qualified Contracts in General: The Qualified Contract is designed for use as a Code Section 408(b) Individual Retirement Annuity or as a Contract used in connection with certain employer sponsored retirement plans. The tax rules applicable to participants and beneficiaries in Qualified Contracts are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

     The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants and beneficiaries under Qualified Contracts may be subject to the terms and conditions of the retirement plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

     Section 403(b) Plans. Under Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

     In order to be excludable from taxable income, total annual contributions made by the participant and his or her employer cannot exceed either of two limits set by the Code. The first limit, under Code Section 415, is generally the lesser of 25% of compensation or $30,000. Compensation means compensation from the participant's employer sponsoring the plan and for years beginning after December 31, 1997, includes any elective deferrals under Code Section 402
(g) and any amounts not includible in gross income under Code Sections 125 or
457. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account the participant's length of employment and any pretax contributions you and your employer made to the plan and to certain other retirement plans. These two limits apply to the participant's contributions as well as to any contributions made by the employer on behalf of the participant. There is an additional limit that specifically limits salary reduction contributions to generally no more than $10,000 annually (subject to indexing); a participant's own limit may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a participant's gross income only if the Plan meets certain nondiscrimination requirements.

     Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the participant, attainment of age 59 1/2, separation from service, total and permanent disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional Individual Retirement Annuity, hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and contribute to an IRA owned by the employee. Purchasers of a Qualified Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

     Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (non-deductible) basis.

     Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA.

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from Section 403(b) tax-deferred annuities are subject to mandatory 20% federal income tax withholding. If the recipient is a non-resident alien, any withholding will be governed by Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status. We will report to the IRS the taxable portion of all distributions.


                                  MISCELLANEOUS
================================================================================

DISTRIBUTION

     The Company will serve as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As principal underwriter, the Company will contract with one or more registered broker-dealers, or with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions ("Distributors") to offer and sell the Contracts. The Company and one or more of its affiliates may also sell the Contracts directly. All individuals offering and selling the Contracts must either be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must also be licensed as insurance agents to sell variable annuity contracts.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.

     The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers or banks interested in acting as Distributors for the Company. These wholesalers may also provide training, marketing and other sales related functions for the Company and the Distributors and may provide certain administrative services to the Company in connection with the Contracts. The Company may pay such wholesalers compensation based on Purchase Payments for the Contracts purchased through Distributors selected by the wholesaler.

     The Company may also designate third parties to provide services in connection with the Contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the Distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on Purchase Payments for their services, to the extent such payments are allowed by applicable securities laws. All costs and expenses related to these services will be paid by the Company.

     Payment of Commissions. We pay Distributors and their Registered Representatives who sell the Contracts commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 6.0% of Purchase Payments or as a combination of a certain percentage amount of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 6.0% of purchase payments over the life of the Contract. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the Contract. At times the Company may offer certain distributors an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.

     We pay these commissions, fees and related distribution expenses out of any deferred sales charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

DELAY OR SUSPENSION OF PAYMENTS

     The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

     From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative charge and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include performance from the Fund's inception date.

     The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

     Each Contract Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Funds(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date. The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Account Values(s) of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve for the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

     If you are a Certificate Holder under a group Contract, you have a fully vested (100%) interest in the benefits provided to you under your Account. Therefore, you may instruct the group Contract Holder how to direct the Company to cast the votes for the portion or the value of valuation reserve attributable to your Account. Votes attributable to those Certificate Holders who do not instruct the group Contract Holder will be cast by the Company in the same proportion as votes for which instructions have been received by the group Contract Holder. Votes attributable to individual or group Contract Holders who do not direct us will be cast by us in the same proportion as votes for which directions we have received.

     You will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to your Account.

MODIFICATION OF THE CONTRACT

     The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Certificate Holders under that

Contract after the effective date of such changes. If the Contract Holder does not agree to a change, the Company reserves the right to refuse to establish new Accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFERS OF OWNERSHIP; ASSIGNMENT

     Assignments or transfers of ownership of a Qualified Contract generally are not allowed except as permitted under the Code, incident to a divorce. We will accept assignments or transfers of ownership of a Nonqualified Contract or a Qualified Contract where assignments or transfers of ownership are not prohibited, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. (Refer to "Tax Status" for general tax information.) If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

     No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Certificate Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

INVOLUNTARY TERMINATIONS

     We reserve the right to terminate any Account with a value of $2,500 or less immediately following a partial withdrawal (unless otherwise required by state law). However, an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days advance written notice. No deferred sales charge will be deducted for involuntary terminations. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS

         The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


Year 2000

         As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing and certification. At year end 1997, Aetna, including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

         The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

                                 CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account B
         Offering and Purchase of Contracts
         Performance Data
           General
           Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company

                                   APPENDIX A
                            ALIAC GUARANTEED ACCOUNT
================================================================================

     The ALIAC Guaranteed Account (the "Guaranteed Account") is a credited interest option available during the Accumulation Period under the Contracts. This Appendix is a summary of the Guaranteed Account and is not intended to replace the Guaranteed Account prospectus. You should read the accompanying Guaranteed Account prospectus carefully before investing.

     The Guaranteed Account is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the Guaranteed Account. For guaranteed terms of one year or less, a guaranteed rate is credited for the full term. For guaranteed rates of greater than one year (except for those Contracts or Certificates issued in the state of New
York), the initial guaranteed rate is credited from the date of deposit to the end of a specified period within the guaranteed term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

     During a deposit period, amounts may be applied to any of the available guaranteed terms. A Guaranteed Term is the period of time specified by the Company for which a specific Guaranteed Rate or Rates are offered on amounts invested during a specific Deposit Period. Guaranteed Terms are made available by the Company subject to the Company's terms and conditions. See the prospectus for the Guaranteed Account for further details regarding Guaranteed Term. The Company may offer more than one Guaranteed Term of the same duration and credit one with a higher rate contingent upon use only with the Dollar Cost Averaging Program. If amounts are applied to a Guaranteed Term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another Guaranteed Term of the same duration and a market value adjustment ("MVA") will apply. The Company also reserves the right to limit the number of Guaranteed Terms or the availability of certain Guaranteed Terms. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     Except for transfers from an available Guaranteed Term subject to the Company's terms and conditions in connection with the Dollar Cost Averaging Program, withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option, and, if approved by your state, withdrawals for minimum distributions required by the Code for which the deferred sales charge is waived, withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to an MVA. An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Certificate Holder receiving an amount which is less than the amount paid into the Guaranteed Account.

     For partial withdrawals during the Accumulation Period, amounts to be withdrawn from the Guaranteed Account will be withdrawn on a pro rata basis from each group of deposits having the same length of time until the Maturity Date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest Deposit Period, then from the next oldest, and so on until the amount requested is satisfied.

     As a Guaranteed Term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA (if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity Option; (3) amounts distributed under the Estate Conservation or Systematic Withdrawal Options; and (4) amounts transferred from an available Guaranteed Term in connection with the Dollar Cost Averaging Program. However, if the Certificate Holder discontinues the Dollar Cost Averaging Program and the amounts in it are transferred in accordance with the Company's terms and conditions governing Guaranteed Terms, an MVA will apply. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to an MVA. However, only a positive aggregate MVA will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in item (2) above.

     The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder presently is limited to 18. Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option.

     Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Account.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under the Guaranteed Account transferred to one or more of the Subaccounts available during the Annuity Period. The Guaranteed Account cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a lifetime Annuity Option will be subject to only a positive aggregate MVA.

DEATH BENEFIT

     Full and partial withdrawals and transfers made from the Guaranteed Account within six months after the date of the Annuitant's death will be the greater of:

(1) the aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts) which may be greater or less than the Account Value of those amounts; or

(2) the applicable portion of the Account Value attributable to the Guaranteed Account.

     After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Account Value of those amounts.

DISTRIBUTION

     The Company is the principal underwriter of the Contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.

                                   APPENDIX B

                                  FIXED ACCOUNT

     The Fixed Account is an investment option available during the Accumulation Period under Contracts offered in certain states. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Fixed Account

     Amounts allocated to this option will earn the minimum guaranteed interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.


     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account. The Fixed Account is only available in certain states. If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. Amounts allocated to the Fixed Account will count as an option for purposes of the 18 investment option limit. (See the Contract Prospectus).


Dollar Cost Averaging

     Amounts invested in the Fixed Account must be transferred into the other investment options available under the Contract over a period not to exceed 12 months under the Dollar Cost Averaging Program. In the event a Certificate Holder discontinues dollar cost averaging, the remaining balance in the Fixed Account will be transferred into the money market fund subaccount unless directed otherwise.

Mortality and Expense Risk Charges

     The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

     Transfers from the Fixed Account to any other available investment option under the Contract are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

     By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Certificate Holder may elect to have amounts which have been accumulated under the Fixed Account transferred to one or more of the investment options available during the Annuity Period to provide variable Annuity payments.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as allow provided by federal law.

                                   APPENDIX C

                         DESCRIPTION OF UNDERLYING FUNDS

     The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

     Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.)

     Investment Objective

     Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

     Policies

     Assets are allocated among common and preferred stocks, bonds, U.S. Government securities and derivatives, and money market instruments. The Fund may also invest in when-issued or delayed-delivery securities. The Fund generally will maintain at least 25 percent of its total assets in fixed income securities.

     Risks

     There can be no assurance that the investment adviser will always allocate assets to the best performing sectors. The Fund's performance would suffer if a major proportion of its assets were allocated to stocks in a declining market or, similarly, if a major portion of its assets were allocated to bonds in a time of adverse interest rate movement. High-yield bonds involve additional investment risk. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

                     Aetna Income Shares d/b/a Aetna Bond VP

     Investment Objective

     Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

     Policies

     The Fund will invest at least 65 percent of its total assets in debt securities. It is anticipated that the portfolio's effective average maturity will normally be between three and ten years. The Fund will normally invest at least 70 percent of its assets in one or more of the following: a) debt securities or obligations that are rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc., Standard & Poor's Corporation, or other rating agencies, or, if not rated, that are considered by the investment adviser to be of comparable quality; b) securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; c) marketable securities or obligations of, or guaranteed by, foreign governments;
d) commercial paper and other short-term investments having a maturity of less than one year that are considered by the investment adviser to be investment grade; and, e) cash or cash equivalents. May invest up to 30 percent of its total assets in high-yield bonds. May invest up to 25 percent of its total assets in foreign debt and/or equity securities.

     Risks

     The value of debt securities may be affected by changes in general interest rates. High-yield bonds tend to offer higher yields than investment-grade bonds, but additional risks are associated with them. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

              Aetna Variable Fund d/b/a Aetna Growth and Income VP

     Investment Objective

     Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

     Policies

     The Fund will invest principally in common stocks and securities convertible into common stock that the investment adviser believes have significant potential for capital appreciation and/or investment income. May invest up to 25 percent of its total assets in foreign equity securities. The Fund may invest in nonconvertible preferred stocks, debt securities, rights and warrants; the Fund may maintain a reserve of cash and high-grade, short-term debt securities and the Fund may purchase securities on a when-issued or delayed-delivery basis.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.

             Aetna Variable Encore Fund d/b/a Aetna Money Market VP

     Investment Objective

     Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

     Policies

     The Fund will Invest primarily in: a) money market instruments that have a maturity at the time of purchase, of 397 days or less (762 days or less for U.S. government securities), and b) debt securities with a longer maturity, if the Fund has the absolute right to sell such securities back to the issuer for at least the face amount of the debt obligation within 397 days after the date of purchase. At least 95 percent of total Fund assets are invested in high-quality securities (those receiving the highest credit rating by any two rating agencies or one if only one agency has rated the security). May invest up to 25 percent of its total assets in foreign securities.

     Risks

     Yield will fluctuate with interest rates. The Fund is neither insured nor guaranteed by the U.S. government. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

     Investment Adviser: Aeltus Investment Management, Inc.

               Aetna Generation Portfolios, Inc. - Aetna Ascent VP
                   (formerly Aetna Ascent Variable Portfolio)

     Investment Objective

     Seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     o Equity securities are chosen on the basis of their potential for capital appreciation.

     o Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

     o Money market investments are high quality and present minimal credit risk.

     The benchmark portfolio is 80 percent equities and 20 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company, while debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High-yield bonds have additional credit risks, including lack of liquidity, greater likelihood of default and increased sensitivity to difficult economic and corporate developments.

     Foreign securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

             Aetna Generation Portfolios, Inc. - Aetna Crossroads VP
                 (formerly Aetna Crossroads Variable Portfolio)

     Investment Objective

     Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding ten years and who have a moderate level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     o Equity securities are chosen on the basis of their potential for capital appreciation.

     o Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

     o Money market investments are high quality and present minimal credit risk.

     The benchmark portfolio is 60 percent equities and 40 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company; debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. High-yield bonds have additional credit risks. International securities involve currency and other special risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

               Aetna Generation Portfolios, Inc. - Aetna Legacy VP
                   (formerly Aetna Legacy Variable Portfolio)

     Investment Objective

     Seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.

     Policies

     Invests assets within specified maximum percentage ranges and adjusts the allocation mix in response to market trends and indicators:

     o Equity securities are chosen on the basis of their potential for capital appreciation.

     o Fixed income securities may include obligations of the U.S. and foreign governments as well as obligations of corporations and high-yield bonds.

     o Money market investments are high-quality and present minimal credit risk.

     The benchmark portfolio is 40 percent equities and 60 percent fixed income under neutral market conditions.

     Risks

     Equity securities are subject to a decline in the stock market or value of the issuer; debt securities may be affected by changes in general interest rates and creditworthiness of the issuer. High-yield bonds have additional credit risks. International securities involve currency and other special

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risks not present in domestic securities. Real estate securities may be subject to the same risks associated with direct ownership of real estate.

     Investment Adviser: Aeltus Investment Management, Inc.

                Aetna Variable Portfolios, Inc. - Aetna Growth VP
                   (formerly Aetna Variable Growth Portfolio)

     Investment Objective

     Seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.

     Policies

     Normally invests at least 65 percent of its total assets in common stocks that have significant potential for capital growth. May also invest in convertible and nonconvertible preferred stocks. May buy and sell put and call options, and stock index futures and options. May enter into repurchase agreements and invest up to 25 percent of its total assets in foreign securities. Will not invest more than 15 percent of the total value of its assets in high-yield bonds.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. Foreign investing involves certain additional risks not present in U.S. securities. Such risks may include: currency fluctuations and related currency conversion costs: less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. High-yield bonds may provide a higher return, but have added risk. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.

         Aetna Variable Portfolios, Inc. - Aetna Index Plus Large Cap VP
                 (formerly Aetna Variable Index Plus Portfolio)

     Investment Objective

     Seeks to outperform the total return performance of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index (S&P
500).

     Policies

     The Portfolio attempts to be fully invested in common stocks and normally invests at least 90 percent of its assets in certain common stocks represented in the S&P 500. Portfolio managers will attempt to outperform the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined quantitative analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.

     Risks
     Because the Portfolio invests in common stocks, it is subject to the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. There is no assurance that the Portfolio's objectives will be met.

     Investment Adviser: Aeltus Investment Management, Inc.

            Aetna Variable Portfolios, Inc. - Aetna International VP

     Investment objective

     Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

     Policies

     Invests at least 65 percent of its total assets among securities principally traded in three or more countries outside of North America. The Portfolio will invest primarily in equity securities, including securities convertible into stocks. The Portfolio will invest in a broad spectrum of companies and industries. Further, from time to time, the Portfolio may hold up to 10 percent of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by the investment adviser to be of comparable quality. Additionally, the Portfolio

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may invest in options, futures, enter into repurchase agreements and engage in currency hedging.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company. Investments in foreign securities involve certain additional risks. Such risks may include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign economic and political developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.

        Aetna Variable Portfolios, Inc. - Aetna Real Estate Securities VP

     Investment Objective

     Seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).

     Policies

     Normally invests at least 65 percent of total assets in income-producing equity securities of publicly-traded companies "principally engaged" in the real estate industry, including those companies that, at the time of purchase, derive a significant proportion (at least 50 percent) of their revenues or profits from real estate operations or related services. The Portfolio may invest in convertible securities and preferred stock. Additionally, the Portfolio may invest in options and futures, enter into repurchase agreements, and invest up to 25 percent of its total assets in foreign securities. The Portfolio will not invest more than 15 percent of the total value of its assets in high-yield bonds.

     Risks

     There are a number of risk factors to be considered when investing in Real Estate Securities VP. Derivatives may experience greater price swings than other securities and may be less liquid than other securities. Risks involved in futures contracts include, but are not limited to: transactions to close out futures contracts may not be able to be effected at favorable prices; possible reduction in a fund's total return and yield; possible reduction the value of the futures instrument, and potential losses in excess of the amount invested in the futures contracts themselves. Writing call options involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option. High-yield bonds have additional risks associated with them, including but not limited to: lack of liquidity; an unpredictable secondary market and a higher risk of default. Special consideration to an investment in real estate include those risks associated with the direct ownership of real estate: declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws and other risks particular to this market. The value of securities of companies which service the real estate industry may also be affected by such risks.

     Investment Adviser:  Aeltus Investment Management, Inc.

            Aetna Variable Portfolios, Inc. - Aetna Small Company VP
               (formerly Aetna Variable Small Company Portfolio)

     Investment Objective

     Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

     Policies

     Normally invests at least 65 percent of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. May also invest in convertible and nonconvertible preferred stock. The securities of small capitalization companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products, or markets. Such companies may also be undervalued due to poor economic conditions, market decline, or actual or unanticipated unfavorable developments affecting the companies. May invest in lower-risk derivatives for hedging and other investment purposes.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the company. Although securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers, there are additional risks associated with them. These include: limited marketability, more abrupt or erratic market movements than securities of larger capitalization companies, and less publicly available information about the issuer. These companies may also be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance. Derivatives may experience greater price swings and may be less liquid than other securities.

     Investment Adviser: Aeltus Investment Management, Inc.



          Aetna Variable Portfolios, Inc. - Aetna Value Opportunity VP
            (formerly Aetna Variable Capital Appreciation Portfolio)

     Investment Objective

     Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

     Policies

     Normally invests at least 65 percent of its net assets in common stocks. May also invest in convertible and non-convertible preferred stocks. The Portfolio will use a value oriented approach to stock selection. The Portfolio may invest up to 25 percent of its total assets in foreign securities, buy and sell put and call options on stock indices and on individual stocks, purchase futures contracts, options contracts, engage in currency hedging and purchase securities on a "when-issued," delayed-delivery or forward-commitment basis.

     Risks

     Equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some interest rate and credit risk. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Investments in securities of foreign issuers or securities denominated in foreign currencies involve risks not present in domestic markets. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

     Investment Adviser: Aeltus Investment Management, Inc.



                        Calvert Social Balanced Portfolio
           (formerly Calvert Responsibly Invested Balanced Portfolio)

     Investment Objective

     Seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.

     Policies

     The Portfolio may purchase both common and preferred stocks. Although there is no predetermined percentage of assets allocated to stocks, bonds, or money market instruments, the Portfolio will invest a least 25 percent of its assets in senior fixed income securities. The Portfolio normally invests in investment-grade bonds rated in one of the four highest rating categories by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or, if not rated, that are determined by the Portfolio's investment adviser to be of comparable quality. The Portfolio may invest up to 10 percent of its assets in foreign securities.

     Risks

     Since the Portfolio is nondiversified, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified portfolio. Fixed income investments are subject to interest rate risk. There are also risks involved in investing in foreign securities. These include currency risks, less publicly available information about foreign companies, different audit and financial reporting standards, and less government supervision and regulation.

     Investment Adviser: Calvert Asset Management Company, Inc.

                     Fidelity Investments Variable Insurance
                    Products Fund - Equity-Income Portfolio

     Investment Objective

     Seeks reasonable income by investing primarily in income-producing equity securities. Also considers the potential for capital appreciation.

     Policies

     Seeks to achieve a yield that will beat that of the Standard & Poor's (S&P) 500 Index. The Portfolio normally invests at least 65 percent of its total assets in income-producing equity securities. The Portfolio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. Portfolio managers do not expect to invest in debt securities of companies that do not have proven earnings or credit.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                        Products Fund - Growth Portfolio

     Investment Objective

     Seeks capital appreciation by investing in common stock, although its investments are not restricted to any one type of security.

     Policies

     The Portfolio may, however, pursue growth in larger companies that hold a strong position in the market or industry. These may be found in mature or declining industries. Companies that have strong growth potential often have new products, technologies, distribution channels, or other opportunities. Generally, these domestic and foreign companies tend to be small- and mid-sized companies that have higher than average price/earnings (P/E) ratios. A high P/E ratio means that the stock is more expensive than average relative to the company's earnings. May not invest more than 50 percent of its assets in foreign securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The market prices of stocks with high P/E ratios may be particularly sensitive to economic market or company news. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                     Products Fund - High Income Portfolio

     Investment Objective

     Seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital.

     Policies

     Invests primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. The Portfolio normally invests at least 65 percent of its assets in these securities. If consistent with its investment objectives, the Portfolio may also invest in common stocks, other equity securities, and debt securities that are not currently paying interest but that are expected to do so in the future. The Portfolio manager focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for the Portfolio. The Portfolio may invest up to 50 percent of its total assets in foreign securities.

     Risks

     Yield and share price change daily and are based on changes in interest rates, market conditions, other economic and political news, and on the quality and maturity of the Portfolio's investments. Lower quality debt securities (also known as "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                       Products Fund - Overseas Portfolio

     Investment Objective

     Seeks long-term growth by investing mainly in foreign securities.

     Policies

     Normally invests at least 65 percent of the Portfolio's total assets in securities of issuers whose principal activities are located outside the United States. Expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality. Invests in securities of both developed and emerging markets. May invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. Will tend to focus on the equity securities of both large and small companies. May invest in short-term debt securities and money market instruments for cash management purposes. When allocating the Portfolio's investments among countries and regions, the Portfolio managers consider the size of the market in each country and region relative to the size of the international market as a whole. May not invest more than 25 percent of its total assets in any one industry.

     Risks

     Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. International funds have increased economic and political risks because they are exposed to events and factors in the various world markets, especially in emerging markets. In addition, changes in the value of foreign currencies can significantly affect the Portfolio's share price. The Portfolio seeks to reduce investment risk by diversifying its holdings among many companies and industries.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                   Products Fund II - Asset Manager Portfolio

     Investment Objective

     Seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

     Policies

     Invests in a diverse range of stocks, bonds, short-term, and money market instruments, issued in the United States and abroad. The stock class includes equity securities of all types. The bond class includes all varieties of fixed income instruments with maturities of more than three years. The short-term instruments class includes all types of short-term instruments with remaining maturities of three years or less. The Portfolio has a neutral mix which represents the way investments generally will be allocated over the long term. This mix will vary over short-term periods - within defined ranges based on the current outlook for the different markets. May invest up to 50 percent of its total assets in foreign securities.

     Risks

     The Portfolio seeks to reduce its overall risk by diversifying among different types of investments, but aggressively invests in a wide variety of security types, including stocks and bonds issued in developed and developing countries. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds and short-term instruments fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                    Products Fund II - Contrafund Portfolio

     Investment Objective

     Seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.

     Policies

     Usually invests in common stock and securities convertible into common stock, but may invest in any type of security that may produce capital appreciation. Seeks companies that are: 1) unpopular, but that may improve due to developments such as a change in management, a new product line, or an improved balance sheet; or 2) recently popular, but temporarily out of favor due to short-term or one-time factors; or, undervalued compared to other companies in the same industry. May not invest more than 25 percent of its total assets in any one industry.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or general market and economic conditions. The Portfolio's strategy can lead to investments in small- and medium-sized companies, which carry more risk than larger ones. Generally, such companies rely on limited product lines and markets, financial resources or other factors. This may make them more susceptible to downturns. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets. Seeks to manage risk by diversifying its holdings among many companies and industries.

     Investment Adviser: Fidelity Management & Research Company

                     Fidelity Investments Variable Insurance
                     Products Fund II - Index 500 Portfolio

     Investment Objective

     Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 Stocks (S&P 500).

     Policies

     Normally invests at least 80 percent (65 percent if Portfolio assets are below $20 million) of the Portfolio's assets in equity securities of companies that comprise the S&P 500. In seeking a 98 percent or better long-term correlation of the Portfolio's total return to that of the S&P 500, The investment adviser employs a "passive" or "indexing" approach and tries to allocate its assets similarly to those of the index. The Portfolio's composition may not always be identical to that of the index. If extraordinary circumstances warrant, the investment adviser may exclude a stock held in the S&P 500 and include a similar stock in its place if doing so will help the Portfolio achieve its objective. The investment adviser monitors the correlation between the performance of the Portfolio and the S&P 500 on a regular basis. Although the Portfolio focuses on common stocks, it may invest in other equity securities and other types of instruments. The Portfolio may invest up to 50 percent of its assets in foreign securities.

     Risks

     Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks related to political or economic conditions in foreign countries, fluctuations in foreign debt currencies, withholding or other taxes, operational risks, increased regulatory burdens, and potentially less stringent investor protection and disclosure standards of foreign markets.

     Investment Adviser: Fidelity Management & Research Company; Subadviser:
Bankers Trust Company



                Janus Aspen Series - Aggressive Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital.

     Policies

     A nondiversified portfolio that invests primarily in common stocks of foreign and domestic companies selected for their growth potential. Normally invests at least 50 percent of its equity assets in securities issued by medium-sized companies those whose market capitalizations fall within the range of companies in the Standard and Poor's (S&P) Mid Cap 400 Index. May invest, to a lesser degree, in other types of securities including preferred stocks, warrants, convertible securities, and debt securities. May invest up to 35 percent of its net assets in high-yield/high-risk debt securities ("junk bonds"). May at times hold substantial positions in cash equivalents or interest-bearing securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory, and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

     Investment Adviser: Janus Capital Corporation

                     Janus Aspen Series - Balanced Portfolio

     Investment Objective

     Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

     Policies

     Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Invests in common stocks of domestic and foreign companies. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when the portfolio manager perceives an opportunity for capital growth. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market financial and economic conditions. The portfolio manager generally takes a "bottom up" approach to building the Portfolio, seeking to identify individual companies with earnings growth potential that may not be recognized by the market at large.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Janus Capital Corporation

                 Janus Aspen Series - Flexible Income Portfolio

     Investment Objective

     Seeks to obtain maximum total return, consistent with the preservation of capital.

     Policies

     The Portfolio invests at least 80 percent of its assets in income-producing securities which may include: corporate bonds and notes, preferred stock, income-producing common stocks, debt securities convertible or exchangeable into equity securities, and debt securities with the right to acquire equity securities as evidenced by warrants attached to or acquired with the securities. May invest to a lesser degree in common stocks, other equity securities, or debt securities not currently paying dividends or interest. May purchase securities of any maturity and quality. Average maturity and quality of its portfolio may vary substantially. May invest without limit in foreign securities, including those of corporate and government issuers, as well as in high-yield/high-risk securities. May have substantial holdings of such securities, as well as in high-yield/high-risk securities (or "junk bonds") which are debt securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's.

     Risks

     Foreign investing involves risks that are different in some respects from investments in securities of U.S. issuers including: economic/political volatility; less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and price, interest rate and currency risk. The value of lower-quality securities generally depends more on the ability of the issuer to meet interest and principal payments than is true for higher-quality securities. Issuers of high-yield securities are more vulnerable to real or perceived economic and political changes or adverse developments specific to the issuer. In the event of a default, the Portfolio would experience a reduction of its income and a decline in the market value of the defaulted securities.

     Investment Adviser: Janus Capital Corporation

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                     Janus Aspen Series - Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     Policies

     Invests in common stocks of companies of any size, although it generally invests in larger, more established issuers. Invests primarily in stocks of domestic and foreign companies selected for their growth potential. May at times hold substantial positions in cash equivalents or interest bearing securities. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when its portfolio manager perceives an opportunity for capital growth. Using a "bottom up" approach to building the Portfolio, the portfolio manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector. Securities are selected solely for their capital growth potential; investment income is not a consideration.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Janus Capital Corporation

                 Janus Aspen Series - Worldwide Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital in a manner consistent with the preservation of capital.

     Policies

     A diversified portfolio that invests primarily in common stocks of foreign and domestic issuers. Invests worldwide in companies and organizations of any size, regardless of country of organization or place of principal business activity. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash equivalents or interest-bearing securities. May invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities, and debt securities, when the portfolio manager perceives an opportunity for growth. May invest up to 35 percent of net assets in high-yield/high-risk securities (also called "junk bonds"). May invest without limit in foreign equity and debt securities.

     Risks

     Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investment in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These include currency, political, economic, regulatory and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

     Investment Adviser: Janus Capital Corporation

                             MFS Total Return Series

     Investment Objective

     Seeks to provide above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income.

     Policies

     Under normal market conditions, at least 25 percent of the Series' assets will be invested in fixed income securities, and at least 40 percent (but no more than 75 percent) of the Series' assets will be invested in equity securities. The Series invests in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. May vary the percentage of assets invested in any one type of security depending on the Adviser's interpretation of economic and money market conditions, fiscal and monetary policy, and underlying security values. The Series debt investment may consist of both investment grade securities and securities that are lower rated or unrated categories (commonly known as "junk bonds"). May hold up to 20 percent of its assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.

     Risks

     Investing in the securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

     Investment Adviser: Massachusetts Financial Services Company ("MFS")

                          MFS World Governments Series

     Investment Objective

     Seeks not only preservation but also growth of capital, together with moderate current income.

     Policies

     The Series seeks to achieve its investment objective through a professionally managed, internationally diversified portfolio consisting primarily in debt securities and, to a lesser extent, equity securities. Under normal circumstances, the Series invests at least 80 percent of its assets in debt securities. The Series may invest up to 100 percent (although it generally expects to invest not more than 80 percent) of its net assets in foreign securities. At least 65 percent of the Series' assets will be invested in at least three different countries, one of which may be the U.S., except when the Adviser believes that investing for temporary defensive purposes is appropriate. U.S. assets will be invested in high-quality debt securities, and the remainder of the assets will be diversified among countries where opportunities for total return are expected to be most attractive. It is currently expected that investments in foreign countries will be primarily in government securities to minimize credit risks.

     Risks

     Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

     Investment Adviser: Massachusetts Financial Services Company ("MFS")



                       Oppenheimer Aggressive Growth Fund
                (formerly Oppenheimer Capital Appreciation Fund)

     Investment Objective

     Seeks to achieve capital appreciation by investing in "growth-type" companies.

     Policies

     "Growth-type" companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services, or markets and normally retain a relatively larger portion of their earnings for research, development, and investment in capital assets. The Fund will invest no more than 25 percent of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks.

     Risks

     Stock prices will fluctuate. Additional risk is present in growth-type investments since the price of the security may decline if the anticipated development fails to occur. Investing in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile. Foreign securities markets may be less liquid and more volatile than markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards.

     Investment Adviser: OppenheimerFunds, Inc.

                       Oppenheimer Global Securities Fund

     Investment Objective

     Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities but which may be considered to be speculative.

     Policies

     Invests a substantial portion of its assets in securities of foreign issuers, "growth-type" companies (those which, in the opinion of the manager, have relatively favorable long-term prospects for increasing demand or which develop new products and retain a significant part of earnings for research and development), cyclical industries, and special investment situations which are considered to have appreciation possibilities. May invest in foreign securities and the relative amount of such investments will change from time to time.

     Risks

     Stock prices will fluctuate. Foreign securities markets may be less liquid and more volatile than the markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing brokerage and economic standards. Investments in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile.

     Investment Adviser: OppenheimerFunds, Inc.



                        Oppenheimer Growth & Income Fund

     Investment Objective

     Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

     Policies

     Invests primarily in equity and debt securities and focuses on all market capitalization including small to medium capitalization companies. Equity investments include common stocks, preferred stocks, convertible securities, and warrants. Debt securities include bonds, participation interests, asset-backed securities, private label mortgage backed securities and collateralized mortgage obligations (CMOs), zero coupon securities, and U.S. Government obligations. The proportion of equity and fixed income investments will vary based upon the manager's evaluation of economic and market trends and perceived relative total anticipated return from such types of investments. There is no minimum or maximum percentage of assets that may, at any given time, be invested in either type of investment. The Fund may invest in foreign securities without limit.

     Risks

     Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer can affect the value of the Fund's investments and their price per share. Equity investments are generally subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers; stocks with small- to medium-size capitalization may fluctuate more than large capitalization stocks. Foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to U.S. investments.

     Investment Adviser: OppenheimerFunds, Inc.

                         Oppenheimer Strategic Bond Fund

     Investment Objective

     Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

     Policies

     Invests principally in lower-rated, high-yield domestic debt securities (commonly shown as "junk bonds"), U.S. Government securities, and foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may occasionally invest up to 100 percent of its total assets in any one sector, if, in the manager's judgment, the Fund has the opportunity to seek a high level of current income without undue risk to principal. Accordingly, the Fund's investments should be considered speculative. Distributable income will fluctuate as the Fund's assets are shifted among the three sectors.

     Risks

     The higher yields and income sought by Strategic Bond Fund are generally associated with securities in the lower-rating categories of the established rating services. Such securities are considered speculative and involve greater risk than lower-yielding, higher-rated fixed income securities, while providing higher yields than such securities. Lower-rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Issuers of lower-rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities.

     Investment Adviser: OppenheimerFunds, Inc.

               Portfolio Partners MFS Emerging Equities Portfolio

     Investment Objective

     Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.

     Policies

     Normally invests at least 80 percent of its assets in common stocks of companies the subadviser believes are in an early phase of their life cycle, but that have the potential to become major enterprises. Such companies would be expected to show earnings growth over time well above the growth rate of the overall economy and inflation and have the products, technologies, management and market and other opportunities usually necessary to become more widely recognized as growth companies. Emerging growth companies can be of any size. The Portfolio may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors or basic changes in the economic environment. Up to 25 percent of the Portfolio's net assets may be invested in foreign issuers.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Such companies may have limited product lines, markets or financial resources and they may be dependent on one person's management. In addition, there may be less research available on many promising small- and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Foreign investing involves risks that are different in some respects from investments in the securities of U.S. issuers. Risks include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

                Portfolio Partners MFS Research Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital and future income.

     Policies

     Invests at least 65 percent of its total assets in common stocks, or securities convertible into common stocks, of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies. The Portfolio may invest up to 20 percent of its net assets in foreign securities, including emerging market securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

                  Portfolio Partners MFS Value Equity Portfolio

     Investment Objectives

     Seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.

     Policies

     While the Portfolio's policy is to invest at least 65 percent of its total assets in common stocks, it may seek appreciation other types of securities (such as fixed-income, convertible bonds, convertible preferred stocks and warrants) when relative values make such purchases appear attractive, either as individual issues or as types of securities in certain economic environments. The Portfolio may invest in high-yield fixed-income (below investment grade), but will invest no more than 25 percent of its net assets in these securities. The Portfolio may also invest up to 50 percent (but generally expects to invest not more than 25 percent) of its net assets in foreign securities.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Lower-rated bonds have speculated characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-grade securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

            Portfolio Partners Scudder International Growth Portfolio

     Investment Objective

     Seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity investments.

     Policies

     Invests in companies, wherever organized, that do business primarily outside the United States. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. Does not intend to concentrate investments in any particular industry. Invests primarily in equity securities of established companies, listed on foreign exchanges, that the subadviser believes have favorable characteristics. Although the Portfolio will consist primarily of equity securities, it may also invest in fixed-income securities of foreign governments and companies.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. Additional risk factors include the possibility of exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation and less favorable tax provisions.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Scudder Kemper Investments, Inc.

            Portfolio Partners T. Rowe Price Growth Equity Portfolio

     Investment Objective

     Seeks long-term growth of capital and, secondarily, to increase dividend income by investing primarily in common stocks of well established growth companies.

     Policies

     Under normal market conditions the Portfolio invests at least 65 percent of its total assets in common stocks issued by a diversified group of growth companies. The companies in which the Portfolio invests normally (but not always) pay dividends, which are generally expected to rise in future years as earnings increase. Most of its assets will be invested in U.S. common stocks. However, the Portfolio may invest in foreign securities and convertible securities and warrants, when the subadviser considers such investments consistent with he Portfolio's investment objective and policies.

     The Portfolio generally seeks to invest in securities of companies that satisfy one or more of several criteria established by the subadviser. For example, the subadviser generally seeks companies with superior growth in earnings and cash flow; the ability to sustain earnings momentum even during economic slowdowns by operating in so-called "fertile fields" (areas where earnings and dividends can outpace inflation and the overall economy); and the capability to expand even during times of slow growth. The subadviser generally favors companies whose profits increase due to economic factors rather than one-time events such as lower taxes. The Portfolio may engage in strategic transactions, which may include the use of derivatives.

     Risks

     Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

     Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
T. Rowe Price Associates, Inc.

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 1, 1998

                                  Marathon Plus
                              New York Growth Plus

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1998.

A free Prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547


Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.



                                TABLE OF CONTENTS

                                                                            Page


General Information and History........................................       2
Variable Annuity Account B.............................................       2
Offering and Purchase of Contracts.....................................       4
Performance Data.......................................................       4
      General..........................................................       4
      Average Annual Total Return Quotations...........................       5
Annuity Payments.......................................................      12
Sales Material and Advertising.........................................      13
Independent Auditors...................................................      13
Financial Statements of the Separate Account...........................      S-1
Financial Statements of the Company....................................      F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company ("ALIAC") had $40.7 billion invested through its products, including $22.3 billion in its separate accounts (of which the Company or an affiliate oversees the management of $17.6 billion) and $1.3 billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top 2% of all U.S. life insurance companies based on assets as of December 31, 1996. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative charge described in the Prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the Prospectus. The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Marathon Plus Contracts are as follows:

    Aetna Ascent VP (formerly Aetna Ascent Variable            Fidelity VIP II Asset Manager Portfolio
      Portfolio)                                               Fidelity VIP II Contrafund Portfolio
    Aetna Balanced VP, Inc. (formerly Aetna                    Fidelity VIP II Index 500 Portfolio
      Investment Advisers Fund, Inc.)                          Janus Aspen Aggressive Growth Portfolio
    Aetna Income Shares d/b/a Aetna Bond VP                    Janus Aspen Balanced Portfolio
    Aetna Crossroads VP (formerly Aetna Crossroads             Janus Aspen Flexible Income Portfolio
      Variable Portfolio)                                      Janus Aspen Growth Portfolio
    Aetna Growth VP (formerly Aetna Variable Growth            Janus Aspen Worldwide Growth Portfolio
      Portfolio)                                               MFS Total Return Series
    Aetna Variable Fund d/b/a/ Aetna Growth and                MFS World Government Series
      Income VP                                                Oppenheimer Aggressive Growth Fund
    Aetna Index Plus Large Cap VP (formerly Aetna                (formerly Oppenheimer Capital Appreciation
      Variable Index Plus Portfolio)                             Fund)
    Aetna International VP                                     Oppenheimer Global Securities Fund
    Aetna Legacy VP (formerly Aetna Legacy Variable            Oppenheimer Growth & Income Fund
      Portfolio)                                               Oppenheimer Strategic Bond Fund
    Aetna Variable Encore Fund d/b/a Aetna Money Market VP     Portfolio Partners MFS Emerging Equities
    Aetna Real Estate Securities VP                              Portfolio
    Aetna Small Company VP (formerly Aetna Variable            Portfolio Partners MFS Research Growth
      Small Company Portfolio)                                   Portfolio
    Aetna Value Opportunity VP (formerly Aetna                 Portfolio Partners MFS Value Equity Portfolio
      Variable Capital Appreciation Portfolio)                 Portfolio Partners Scudder International
    Calvert Social Balanced Portfolio (formerly Calvert          Growth Portfolio
      Responsibly Invested Balanced Portfolio)                 Portfolio Partners T. Rowe Price Growth
    Fidelity VIP Equity-Income Portfolio                         Equity Portfolio
    Fidelity VIP Growth Portfolio
    Fidelity VIP High Income Portfolio
    Fidelity VIP Overseas Portfolio

The Funds currently available under the New York Growth Plus Contracts are as follows:

Federated American Leaders Fund II
Federated Equity Income Fund II
Federated Fund for U. S. Government Securities II
Federated Growth Strategies Fund II
Federated High Income Bond Fund II
Federated International Equity Fund II
Federated Prime Money Fund II
Federated Utility Fund II

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the Prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are Registered Representatives as defined in the Prospectus. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the Prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA
GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of the maximum amount recurring charges under the Contracts during each period (e.g., 1.25% mortality and expense risk charge, $30.00 maintenance fee, 0.15% administrative charge, and deferred sales charge of 7% of Purchase Payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance reflected the investment performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the Fund's inception date and/or the date contributions were first received in the Fund under the Separate Account.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the variable investment options under the Contracts issued by the Company. These returns reflect the maximum charges under the Contract as described under "General" above; the Company may also advertise returns based on lower charges that may apply to particular Contracts. Table A reflects the total return quotations for Contracts issued nationwide (other than Contracts or Certificates issued in New York). Table B reflects the total return quotations for Marathon Plus and Growth Plus Contracts or Certificates issued in the state of New York.

For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many Company contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the Fund under the Separate Account. For nonstandardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

                                     TABLE A

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Date
                                                                                                                  Contributions
                                                                                     STANDARDIZED                  First Received
                                                                                                                     Under the
                                                                                                                  Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                1 Year    5 Year    10 Year    Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                        12.02%                           17.77%        08/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                14.60%    12.42%                 11.05%        06/30/89
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                        0.51%     4.85%     7.68%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                     9.72%                           14.47%        08/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                         10.54%        05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                          21.95%    15.69%     14.99%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                          25.92%                           26.87%        10/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                         6.67%                           11.06%        08/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                            (2.29%)    2.71%     4.45%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                  12.09%        05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                              12.23%        05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                      12.21%    10.86%                 11.06%        11/30/92
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   20.18%                           22.66%        12/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          15.59%                           21.36%        12/30/94
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      9.81%                           12.49%        06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         3.74%                           10.41%        01/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                12.78%                           15.21%        01/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                   16.24%                           19.87%        06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                    24.74%                           25.00%        06/30/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                 4.85%                           11.50%        10/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                         14.22%                           17.96%        01/31/95
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                   3.95%                           10.71%        10/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                           14.86%                           18.30%        07/29/94
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                 14.27%                           25.63%        04/28/95
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                13.42%                           14.43%        05/31/96
-----------------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                                           (8.85%)                          (2.82%)       05/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                                                       2.03%        05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                                                       0.59%        05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                                                        10.25%        05/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                         (2.07%)       05/30/97
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                      (8.19%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    1.43%                            9.49%        09/30/93
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                        (8.83%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                  (10.67%)    3.73%                  5.37%        08/31/92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                           (5.69%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   18.43%    10.97%                 11.16%        11/30/92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                               (5.87%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               1.20%    11.67%                  9.75%        08/31/92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                (5.14%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth          20.32%                           22.41%        02/28/95
Equity(3)
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.061%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 7% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Fund
                                                                                        NON-STANDARDIZED                   Inception
                                                                                                                             Date
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                1 Year    3 Years   5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                        18.20%                                     20.15%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                20.75%     19.81%   12.82%                 10.93%    04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                        6.77%      8.32%    5.42%      7.68%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                    15.91%                                     16.84%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                        31.13%                                     31.13%    12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                          28.05%     27.01%   16.04%     14.99%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                          32.00%                                     32.76%    09/16/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                        12.88%                                     13.35%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                             3.98%      4.13%    3.34%      4.45%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                 32.59%                                     33.01%    12/27/96
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                             37.39%                                     38.04%    12/13/96
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                                   18.38%     18.91%   11.30%     10.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                                26.30%     23.75%   18.47%     15.08%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                                       21.73%     22.48%   16.34%     15.54%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                                  16.00%     15.78%   12.30%     11.22%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                                      9.98%      9.89%   12.51%      8.08%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                18.94%     15.72%   11.39%                 11.15%    09/06/89
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                   22.39%                                     26.39%    01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                                    30.82%     28.92%   18.22%                 18.19%    08/27/92
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                11.07%     14.10%                          17.54%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                         20.37%     19.26%                          14.66%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                  10.18%     13.14%                           8.48%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                           21.01%     21.95%                          16.01%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                 20.43%     24.37%                          21.19%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                19.58%                                     19.24%    01/03/95
------------------------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                                           (2.53%)     4.07%                           3.43%    06/14/94
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                     10.09%     19.46%   14.28%     14.45%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                     20.69%     12.20%   17.13%                 10.67%    11/12/90
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                       30.61%                                     35.28%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                         7.17%     10.41%                           6.11%    05/03/93
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                (1.27%)   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    7.68%     16.31%   10.62%                 17.31%    09/21/88
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                  (1.96%)   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
Research Growth(3)                                                     (4.34%)     5.26%    4.32%      7.19%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                      1.41%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   24.56%     20.28%   11.41%     13.03%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                          1.22%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               7.44%     10.02%   12.09%     10.21%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                           2.01%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth
Equity(3)                                                              26.43%     23.85%   18.07%                 18.02%    01/09/89
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.061%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                     TABLE B
                  Contracts or Certificates Issued in New York

-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Date
                                                                                                         Contributions
                                                                                                             First
                                                                        STANDARDIZED                        Received
                                                                                                           Under the
                                                                                                            Separate
                                                                                                            Account
-----------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                 1 Year       5 Year      10 Year     Inception*
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                         12.02%                                 17.77%       08/31/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                 14.60%       12.42%                    11.05%       06/30/89
-----------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                         0.51%        4.85%        7.68%
-----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                      9.72%                                 14.47%       08/31/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                10.54%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                           21.95%       15.69%       14.99%
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                           25.92%                                 26.87%       10/31/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                          6.67%                                 11.06%       08/31/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                             (2.29%)       2.71%        4.45%
-----------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                         12.09%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                     12.23%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                       12.21%       10.86%                    11.06%       11/30/92
-----------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                      22.64%                                 23.76%       09/30/94
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                                                 8.34%       02/28/97
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         0.62%                                  4.55%       09/30/94
-----------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                     17.72%                                 21.26%       11/30/95
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       5.49%                                 11.93%       09/30/94
-----------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                   2.01%                                  5.46%       05/31/95
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II(2)                        (2.76%)                                 2.45%       11/30/94
-----------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                               17.35%                                 16.30%       09/30/94
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                    20.18%                                 22.66%       12/30/94
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                           15.59%                                 21.36%       12/30/94
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                       9.81%                                 12.49%       06/30/95
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                          3.74%                                 10.41%       01/31/95
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                 12.78%                                 15.21%       01/31/95
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                    16.24%                                 19.87%       06/30/95
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                     24.74%                                 25.00%       06/30/95
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                  4.85%                                 11.50%       10/31/94
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                          14.22%                                 17.96%       01/31/95
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                    3.95%                                 10.71%       10/31/94
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                            14.86%                                 18.30%       07/29/94
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                  14.27%                                 25.63%       04/28/95
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                 13.42%                                 14.43%       05/31/96
-----------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                            (8.85%)                                (2.82%)      05/31/96
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                                              2.03%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                                              0.59%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                                               10.25%       05/30/97
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                (2.07%)      05/30/97
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Date
                                                                                                                      Contributions
                                                                                                                          First
                                                                                        STANDARDIZED                     Received
                                                                                                                        Under the
                                                                                                                         Separate
                                                                                                                         Account
-----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                 1 Year       5 Year   10 Year     Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                         (8.19%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    1.43%                               9.49%        09/30/93
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                           (8.83%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                  (10.67%)        3.73%                 5.37%        08/31/92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                              (5.69%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   18.43%        10.97%                11.16%        11/30/92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                  (5.87%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               1.20%        11.67%                 9.75%        08/31/92
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                   (5.14%)       11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth
  Equity(3)                                                            20.32%                              22.41%        02/28/95
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the Fund under the Separate Account.

(1) These Funds have been available through the Separate Account for more than ten years.

(2) The current yield for Aetna Money Market VP and Federated Prime Money Fund II for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.061% and 3.68%, respectively. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 7% deferred sales charge.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

-----------------------------------------------------------------------------------------------------------------------
                                                                       NON-STANDARDIZED                       Fund
                                                                                                            Inception
                                                                                                              Date
-----------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT               1 Year    3 Years    5 Years   10 Years  Inception**
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                       18.20%                                      20.15%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                               20.75%     19.81%    12.82%                 10.93%     04/03/89
-----------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                       6.77%      8.32%     5.42%      7.68%
-----------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                   15.91%                                      16.84%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                         28.05%     27.01%    16.04%     14.99%
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                       31.13%                                      31.13%     12/13/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                         32.00%                                      32.76%     09/16/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                       12.88%                                      13.35%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                            3.98%      4.13%     3.34%      4.45%
-----------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                32.59%                                      33.01%     12/27/96
-----------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                            37.39%                                      38.04%     12/13/96
-----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                  18.38%     18.91%    11.30%     10.83%
-----------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                    30.47%     27.27%                           19.85%     02/10/94
-----------------------------------------------------------------------------------------------------------------------
Federated Equity Income Fund II                                                                   23.04%     01/02/97
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       7.04%      5.65%                            4.89%     03/28/94
-----------------------------------------------------------------------------------------------------------------------
Federated Growth Strategies Fund II                   25.24%                                      22.42%     10/02/95
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    12.22%     14.50%                            9.77%     03/01/94
-----------------------------------------------------------------------------------------------------------------------
Federated International Equity Fund II                 8.53%                                       6.72%     05/07/95
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II(2)                       3.45%      3.47%                            3.44%     11/17/94
-----------------------------------------------------------------------------------------------------------------------
Federated Utility Fund II                             24.85%     18.91%                           12.93%     02/10/94
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)               26.30%     23.75%    18.47%     15.08%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                      21.73%     22.48%    16.34%     15.54%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                 16.00%     15.78%    12.30%     11.22%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                     9.98%      9.89%    12.51%      8.08%
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio               18.94%     15.72%    11.39%                 11.15%     09/06/89
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                  22.39%                                      26.39%     01/03/95
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                   30.82%     28.92%    18.22%                 18.19%     08/27/92
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio               11.07%     14.10%                           17.54%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                        20.37%     19.26%                           14.66%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                 10.18%     13.14%                            8.48%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                          21.01%     21.95%                           16.01%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                20.43%     24.37%                           21.19%     09/13/93
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                               19.58%                                      19.24%     01/03/95
-----------------------------------------------------------------------------------------------------------------------
MFS World Governments Series                          (2.53%)     4.07%                            3.43%     06/14/94
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                    10.09%     19.46%    14.28%     14.45%
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                    20.69%     12.20%    17.13%                 10.67%     11/12/90
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                      30.61%                                      35.28%     07/05/95
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                        7.17%     10.41%                            6.11%     05/03/93
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                (1.27%)    11/28/97
-----------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
  MFS Emerging Equities(3)                             7.68%     16.31%    10.62%                 17.31%     09/21/88
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       NON-STANDARDIZED                      Fund
                                                                                                                          Inception
                                                                                                                             Date
-----------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                1 Year   3 Years   5 Years  10 Years  Inception**
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                               (1.96%)     11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                   (4.34%)    5.26%    4.32%     7.19%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                   1.41%      11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   24.56%    20.28%   11.41%    13.03%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                       1.22%      11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               7.44%    10.02%   12.09%    10.21%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                        2.01%      11/28/97
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth
  Equity(3)                                                            26.43%    23.85%   18.07%               18.02%      01/09/89
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the Fund's inception date.

(1) These Funds have been in operation for more than ten years.

(2) The current yield for Aetna Money Market VP and Federated Prime Money Fund II for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.061% and 3.68%, respectively. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% deferred sales charge is not reflected.

(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:

Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying Funds in terms of the asset classes they represent and use such categories in marketing materials for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds, reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT B

                                      Index


Statement of Assets and Liabilities..................................... S-2
Statements of Operations and Changes in Net Assets...................... S-6
Notes to Financial Statements........................................... S-7
Independent Auditors' Report............................................ S-25

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 30,411,094 shares (cost $955,207,313) ......................  $1,022,883,150
 Aetna Income Shares; 5,674,428 shares (cost $72,136,754) ........................      72,918,472
 Aetna Variable Encore Fund; 9,348,762 shares (cost $123,509,269) ................     124,939,137
 Aetna Investment Advisers Fund, Inc.; 10,156,919 shares (cost $141,710,363) .....     162,842,121
 Aetna GET Fund, Series B; 1,326,295 shares (cost $14,665,182) ...................      20,859,924
 Aetna GET Fund, Series C; 866,713 shares (cost $8,784,556) ......................      10,929,107
 Aetna Ascent Variable Portfolio; 1,448,001 shares (cost $19,409,307) ............      20,443,736
 Aetna Crossroads Variable Portfolio; 1,552,948 shares (cost $19,616,465) ........      20,320,625
 Aetna Legacy Variable Portfolio; 1,652,443 shares (cost $19,438,586) ............      19,994,608
 Aetna Variable Portfolio, Inc.:
  Capital Appreciation Portfolio; 328,354 shares (cost $4,457,675) ...............       3,912,594
  Growth Portfolio; 326,907 shares (cost $4,163,981) .............................       3,218,910
  Index Plus Portfolio; 2,014,660 shares (cost $26,897,404) ......................      28,239,788
  Small Company Portfolio; 478,249 shares (cost $6,406,805) ......................       6,107,129
 Alger American Funds:
  Balanced Portfolio; 525,665 shares (cost $4,964,549) ...........................       5,656,151
  Income and Growth Portfolio; 1,287,394 shares (cost $11,439,405) ...............      14,148,460
  Leveraged AllCap Portfolio; 616,315 shares (cost $12,739,767) ..................      14,280,009
 American Century Investments:
  Balanced Fund; 563,499 shares (cost $4,180,851) ................................       4,643,230
  International Fund; 855,695 shares (cost $5,491,134) ...........................       5,852,955
 Calvert Social Balanced Portfolio; 490,079 shares (cost $912,050) ...............         971,337
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 5,712,922 shares (cost $118,902,067) ..................     138,709,740
  Growth Portfolio; 2,167,158 shares (cost $65,817,036) ..........................      80,401,549
  High Income Portfolio; 2,598,408 shares (cost $32,563,692) .....................      35,286,379
  Overseas Portfolio; 677,325 shares (cost $12,543,713) ..........................      13,004,643
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 652,031 shares (cost $10,605,372) .....................      11,743,075
  Contrafund Portfolio; 5,407,595 shares (cost $89,625,610) ......................     107,827,442
  Index 500 Portfolio; 673,020 shares (cost $66,103,932) .........................      76,986,772
  Investment Grade Bond Portfolio; 523,741 shares (cost $6,191,022) ..............       6,578,182
 Insurance Management Series:
  American Leaders Fund II; 5,952,606 shares (cost $86,738,072) ..................     116,849,662
  Equity Income Fund II; 1,619,705 shares (cost $19,027,165) .....................      19,938,571
  Growth Strategies Fund II; 1,406,137 shares (cost $19,150,654) .................      22,709,106
  High Income Bond Fund II; 4,859,621 shares (cost $49,449,772) ..................      53,212,853
  International Equity Fund II; 1,136,596 shares (cost $13,007,527) ..............      13,946,028
  Prime Money Fund II; 7,530,487 shares (cost $7,530,487) ........................       7,530,487
  U.S. Government Securities Fund II; 1,252,067 shares (cost 12,683,585) .........      13,196,784
  Utility Fund II; 1,840,648 shares (cost $20,501,843) ...........................      26,302,858
 Janus Aspen Series:
  Aggressive Growth Portfolio; 1,867,831 shares (cost $33,789,408) ...............      38,383,925
  Balanced Portfolio; 1,782,815 shares (cost $27,682,920) ........................      31,145,778
  Flexible Income Portfolio; 894,277 shares (cost $10,167,023) ...................      10,534,588
  Growth Portfolio; 2,203,400 shares (cost $34,954,619) ..........................      40,718,827
  Worldwide Growth Portfolio; 6,953,978 shares (cost $144,443,276) ...............     162,653,541
 Lexington Emerging Markets Fund; 318,004 shares (cost $3,542,964) ...............       2,833,416
 Lexington Natural Resources Trust Fund; 464,813 shares (cost $6,752,492) ........       6,930,364

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


MFS Funds:
 Total Return Series; 1,140,943 shares (cost $16,998,729) ............................  $   18,973,878
 Worldwide Government Series; 129,706 shares (cost $1,330,232) .......................       1,324,295
Oppenheimer Funds:
 Capital Appreciation Fund; 90,044 shares (cost $3,554,414) ..........................       3,688,200
 Global Securities Fund; 125,453 shares (cost $2,681,784) ............................       2,680,937
 Growth & Income Fund; 616,565 shares (cost $12,222,979) .............................      12,688,907
 Strategic Bond Fund; 604,043 shares (cost $3,113,874) ...............................       3,092,701
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 2,221,275 shares (cost $96,046,526) ............      95,292,694
 PPI MFS Research Growth Portfolio; 6,783,433 shares (cost $67,030,057) ..............      65,867,130
 PPI MFS Value Equity Portfolio; 515,803 shares (cost $15,207,018) ...................      15,427,681
 PPI Scudder International Growth Portfolio; 897,175 shares (cost $12,454,736) .......      12,650,163
 PPI T. Rowe Price Growth Equity Portfolio; 2,067,651 shares (cost $88,372,335) ......      90,170,258
                                                                                        --------------
NET ASSETS (cost $2,666,918,351) .....................................................  $2,922,442,857
                                                                                        ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)


Aetna Variable Fund:
   Annuity contracts in accumulation ...........  $892,006,381
   Annuity contracts in payment period .........   130,876,769
Aetna Income Shares:
   Annuity contracts in accumulation ...........    69,236,488
   Annuity contracts in payment period .........     3,681,984
Aetna Variable Encore Fund:
   Annuity contracts in accumulation ...........   124,939,137
Aetna Investment Advisers Fund, Inc.:
   Annuity contracts in accumulation ...........   150,761,384
   Annuity contracts in payment period .........    12,080,737
Aetna GET Fund, Series B:
   Annuity contracts in accumulation ...........    20,859,924
Aetna GET Fund, Series C:
   Annuity contracts in accumulation ...........    10,929,107
Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ...........    20,443,736
Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ...........    20,250,904
   Annuity contracts in payment period .........        69,721
Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ...........    18,710,015
   Annuity contracts in payment period .........     1,284,593
Aetna Variable Portfolio, Inc.:
 Capital Appreciation Portfolio:
   Annuity contracts in accumulation ...........     3,912,594
 Growth Portfolio:
   Annuity contracts in accumulation ...........     3,210,344
   Annuity contracts in payment period .........         8,566
 Index Plus Portfolio:
   Annuity contracts in accumulation ...........    28,074,705
   Annuity contracts in payment period .........       165,083

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Small Company Portfolio:
   Annuity contracts in accumulation .................... $ 6,059,783
   Annuity contracts in payment period ..................      47,346
Alger American Funds:
 Balanced Portfolio:
   Annuity contracts in accumulation ....................   5,656,151
 Income and Growth Portfolio:
   Annuity contracts in accumulation ....................  14,148,460
 Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ....................  14,280,009
American Century Investments:
 Balanced Fund:
   Annuity contracts in accumulation ....................   4,643,230
 International Fund:
   Annuity contracts in accumulation ....................   5,852,955
Calvert Social Balanced Portfolio:
   Annuity contracts in accumulation ....................     971,337
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
   Annuity contracts in accumulation .................... 138,709,740
 Growth Portfolio:
   Annuity contracts in accumulation ....................  80,401,549
 High Income Portfolio:
   Annuity contracts in accumulation ....................  35,217,837
   Annuity contracts in payment period ..................      68,542
 Overseas Portfolio:
   Annuity contracts in accumulation ....................  13,004,643
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
   Annuity contracts in accumulation ....................  11,743,075
 Contrafund Portfolio:
   Annuity contracts in accumulation .................... 107,827,442
 Index 500 Portfolio:
   Annuity contracts in accumulation ....................  76,986,772
 Investment Grade Bond Portfolio:
   Annuity contracts in accumulation ....................   6,578,182
Insurance Management Series:
 American Leaders Fund II:
   Annuity contracts in accumulation .................... 116,800,911
   Annuity contracts in payment period ..................      48,751
 Equity Income Fund II:
   Annuity contracts in accumulation ....................  19,938,571
 Growth Strategies Fund II:
   Annuity contracts in accumulation ....................  22,709,106
 High Income Bond Fund II:
   Annuity contracts in accumulation ....................  53,212,853
 International Equity Fund II:
   Annuity contracts in accumulation ....................  13,946,028
 Prime Money Fund II:
   Annuity contracts in accumulation ....................   7,530,487

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


 U.S. Government Securities Fund II:
   Annuity contracts in accumulation ...........  $   13,196,784
 Utility Fund II:
   Annuity contracts in accumulation ...........      26,302,858
Janus Aspen Series:
 Aggressive Growth Portfolio:
   Annuity contracts in accumulation ...........      38,383,925
 Balanced Portfolio:
   Annuity contracts in accumulation ...........      31,145,778
 Flexible Income Portfolio:
   Annuity contracts in accumulation ...........      10,534,588
 Growth Portfolio:
   Annuity contracts in accumulation ...........      40,072,928
   Annuity contracts in payment period .........         645,899
 Worldwide Growth Portfolio:
   Annuity contracts in accumulation ...........     160,658,096
   Annuity contracts in payment period .........       1,995,445
Lexington Emerging Markets Fund:
   Annuity contracts in accumulation ...........       2,833,416
Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation ...........       6,930,364
MFS Funds:
 Total Return Series:
   Annuity contracts in accumulation ...........      18,973,878
 Worldwide Government Series:
   Annuity contracts in accumulation ...........       1,324,295
Oppenheimer Funds:
 Capital Appreciation Fund:
   Annuity contracts in accumulation ...........       3,688,200
 Global Securities Fund:
   Annuity contracts in accumulation ...........       2,680,937
 Growth & Income Fund:
   Annuity contracts in accumulation ...........      12,688,907
 Strategic Bond Fund:
   Annuity contracts in accumulation ...........       3,092,701
Portfolio Partners, Inc:
 PPI MFS Emerging Equities Portfolio:
   Annuity contracts in accumulation ...........      94,796,247
   Annuity contracts in payment period .........         496,447
 PPI MFS Research Growth Portfolio:
   Annuity contracts in accumulation ...........      65,867,130
 PPI MFS Value Equity Portfolio:
   Annuity contracts in accumulation ...........      15,049,606
   Annuity contracts in payment period .........         378,075
 PPI Scudder International Growth Portfolio:
   Annuity contracts in accumulation ...........      12,650,163
 PPI T. Rowe Price Growth Equity Portfolio:
   Annuity contracts in accumulation ...........      90,170,258
                                                  --------------
                                                  $2,922,442,857
                                                  ==============



See Notes to Financial Statements

Variable Annuity Account B
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                1996
                                                                                  -----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  278,833,116      $  120,367,178
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (29,243,851)        (17,483,870)
                                                                            --------------      --------------
Net investment income ..................................................       249,589,265         102,883,308
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,004,789,371         365,025,974
 Cost of investments sold ..............................................       933,728,508         347,598,566
                                                                            --------------      --------------
  Net realized gain ....................................................        71,060,863          17,427,408
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of Year .....................................................       122,191,053          28,746,944
 End of Year ...........................................................       255,524,506         122,191,053
                                                                            --------------      --------------
  Net change in unrealized gain ........................................       133,333,453          93,444,109
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................       204,394,316         110,871,517
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       453,983,581         213,754,825
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       571,517,770         538,586,667
Sales and administrative charges deducted by the Company ...............           (16,265)            (17,370)
                                                                            --------------      --------------
  Net variable annuity contract purchase payments ......................       571,501,505         538,569,297
Transfers from the Company for mortality guarantee adjustments .........           371,835             690,779
Transfers from the Company's fixed account options .....................       144,526,667          50,549,121
Redemptions by contract holders ........................................       (82,942,177)        (73,738,526)
Annuity Payments .......................................................       (16,137,431)        (12,108,943)
Other ..................................................................         2,327,153             159,467
                                                                            --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ...........       619,647,552         504,121,195
                                                                            --------------      --------------
Change in net assets ...................................................     1,073,631,133         717,876,020
NET ASSETS:
Beginning of Year ......................................................     1,848,811,724       1,130,935,704
                                                                            --------------      --------------
End of Year ............................................................    $2,922,442,857      $1,848,811,724
                                                                            ==============      ==============



See Notes to Financial Statements

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies


   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund                                        Insurance Management Series:
   Aetna Income Shares                                        [bullet] American Leaders Fund II [bullet]
   Aetna Variable Encore Fund                                 [bullet] Equity Income Fund II
   Aetna Investment Advisers Fund, Inc.                       [bullet] Growth Strategies Fund II
   Aetna GET Fund, Series B                                   [bullet] High Income Bond Fund II
   Aetna GET Fund, Series C                                   [bullet] International Equity Fund II
   Aetna Ascent Variable Portfolio                            [bullet] Prime Money Fund II
   Aetna Crossroads Variable Portfolio                        [bullet] U.S. Government Securities Fund II
   Aetna Legacy Variable Portfolio                            [bullet] Utility Fund II
   Aetna Variable Portfolio, Inc.:                            Janus Aspen Series:
   [bullet] Capital Appreciation Portfolio                    [bullet] Aggressive Growth Portfolio
   [bullet] Growth Portfolio                                  [bullet] Balanced Portfolio
   [bullet] Index Plus Portfolio                              [bullet] Flexible Income Portfolio
   [bullet] Small Company Portfolio                           [bullet] Growth Portfolio
   Alger American Funds:                                      [bullet] Worldwide Growth Portfolio
   [bullet] Balanced Portfolio                                Lexington Emerging Markets Fund
   [bullet] Income and Growth Portfolio                       Lexington Natural Resources Trust Fund
   [bullet] Leveraged AllCap Portfolio                        MFS Funds:
   American Century Investments:                              [bullet] Total Return Series
   [bullet] Balanced Fund                                     [bullet] Worldwide Government Series
   [bullet] International Fund                                Oppenheimer Funds:
   Calvert Social Balanced Portfolio                          [bullet] Capital Appreciation Fund
   Fidelity Investments Variable Insurance Products Fund:     [bullet] Global Securities Fund
   [bullet] Equity-Income Portfolio                           [bullet] Growth & Income Fund
   [bullet] Growth Portfolio                                  [bullet] Strategic Bond Fund
   [bullet] High Income Portfolio                             Portfolio Partners, Inc.:
   [bullet] Overseas Portfolio                                [bullet] PPI MFS Emerging Equities Portfolio
   Fidelity Investments Variable Insurance Products Fund II:  [bullet] PPI MFS Research Growth Portfolio
   [bullet] Asset Manager Portfolio                           [bullet] PPI MFS Value Equity Portfolio
   [bullet] Contrafund Portfolio                              [bullet] PPI Scudder International Growth Portfolio
   [bullet] Index 500 Portfolio                               [bullet] PPI T. Rowe Price Growth Equity Portfolio
   [bullet] Investment Grade Bond Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves
   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $1,874,026,188 and $1,004,789,371; $972,030,476 and $365,025,974,
   respectively.

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of          Net
                                                                Period           from        Investments     Realized
                                              Dividends       Deductions         Sales          Sold        Gain (Loss)
----------------------------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                     $206,171,606     ($9,508,053)    $64,103,032    $51,274,099   $12,828,933
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                        4,333,850         (737,718)     12,717,950     11,951,670       766,280
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                 4,149,350       (1,373,114)    187,177,845    187,281,193      (103,348)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:      20,983,218       (1,660,805)     12,262,658      9,696,803     2,565,855
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                   3,422,687         (286,592)      1,109,194        713,521       395,673
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                     169,021         (119,214)        963,591        833,090       130,501
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:            1,293,085         (171,542)      2,422,808      2,093,544       329,264
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:        1,366,067         (170,121)      1,119,794        921,119       198,675
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:            1,122,530         (176,596)      1,280,095      1,125,823       154,272
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolio, Inc.:
   Capital Appreciation Portfolio:               621,617          (11,486)        125,792        110,176        15,616
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             848,691           (9,678)        592,546        560,620        31,926
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Index Plus Portfolio:                       1,110,445         (154,416)      2,229,246      1,790,247       438,999
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Small Company Portfolio:                      366,132          (19,387)        261,692        230,152        31,540
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Balanced Portfolio:                           142,299          (73,798)      1,098,365      1,473,706      (375,341)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                  Net
            Net Unrealized
              Gain (Loss)                     Net         Increase (Decrease)                Net Assets
--------------------------------------     Change in         In Net Assets      -------------------------------
      Beginning               End          Unrealized          from Unit           Beginning            End
       of Year              of Year       Gain (Loss)        Transactions           of Year           of Year
---------------------------------------------------------------------------------------------------------------
        $59,979,314      $67,675,837      $7,696,523         $71,233,894
                                                                                 $644,728,031      $892,006,381
                                                                                   89,732,216       130,876,769
---------------------------------------------------------------------------------------------------------------
            379,633          781,718         402,085           (1,964,060)
                                                                                   66,534,546        69,236,488
                                                                                    3,583,489         3,681,984
---------------------------------------------------------------------------------------------------------------
           (540,607)       1,429,868       1,970,475           13,513,776
                                                                                  106,781,998       124,939,137
---------------------------------------------------------------------------------------------------------------
         15,114,435       21,131,758       6,017,323            7,591,834
                                                                                  119,402,212       150,761,384
                                                                                    7,942,484        12,080,737
---------------------------------------------------------------------------------------------------------------
          4,487,610        6,194,743       1,707,133             (712,316)
                                                                                   16,333,339        20,859,924
---------------------------------------------------------------------------------------------------------------
            144,834        2,144,550       1,999,716             (532,193)
                                                                                    9,281,276        10,929,107
---------------------------------------------------------------------------------------------------------------
            276,453        1,034,430         757,977           12,596,284
                                                                                    5,638,668        20,443,736
---------------------------------------------------------------------------------------------------------------
            151,493          704,161         552,668           13,077,636
                                                                                    5,295,700        20,250,904
                                                                                            0            69,721
---------------------------------------------------------------------------------------------------------------
             46,576          556,022         509,446           12,197,969
                                                                                    6,186,987        18,710,015
                                                                                            0         1,284,593
---------------------------------------------------------------------------------------------------------------
                  0         (545,082)       (545,082)           3,831,929
                                                                                            0         3,912,594
---------------------------------------------------------------------------------------------------------------
                  0         (945,071)       (945,071)           3,293,042
                                                                                            0         3,210,344
                                                                                            0             8,566
---------------------------------------------------------------------------------------------------------------
             (4,046)       1,342,384       1,346,430           23,512,958
                                                                                    1,985,372        28,074,705
                                                                                            0           165,083
---------------------------------------------------------------------------------------------------------------
                  0         (299,676)       (299,676)           6,028,520
                                                                                            0         6,059,783
                                                                                            0            47,346
---------------------------------------------------------------------------------------------------------------
           (461,380)         691,602       1,152,982            1,032,718
                                                                                    3,777,291         5,656,151
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                 Dividends      Deductions
-------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                          $506,477       ($685,927)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                    401,543        (156,768)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                           0        (196,601)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                    350,028        (308,858)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           2,260,717        (722,118)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                  199,265         (58,943)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                  725,963        (365,809)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   International Fund:                                             176,899         (85,324)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                               67,562          (7,128)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      7,870,976      (1,400,361)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                             2,159,319        (938,752)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   High Income Portfolio:                                        1,270,071        (337,944)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             863,493        (164,196)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        761,827        (120,783)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         1,931,363      (1,125,088)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          1,159,193        (771,581)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                277,920         (79,205)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Proceeds        Cost of          Net
                                                                    from        Investments     Realized
                                                                    Sales          Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                         $78,591,434    $64,519,617    $14,071,817
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                    2,602,037      3,401,714       (799,677)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                     7,570,244      6,461,486      1,108,758
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                   49,795,194     45,404,313      4,390,881
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           118,175,863    114,437,088      3,738,775
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                    704,536        619,119         85,417
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                 47,909,593     51,060,683     (3,151,090)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   International Fund:                                             4,226,767      3,417,937        808,830
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                                212,241        199,799         12,442
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       17,887,517     15,251,625      2,635,892
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                              10,659,015      9,711,716        947,299
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          4,857,948      4,277,783        580,165
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             5,725,552      5,116,905        608,647
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        1,009,159        904,890        104,269
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          13,933,668     10,543,199      3,390,469
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                           17,678,295     13,392,232      4,286,063
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                1,100,211      1,085,995         14,216
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
          -----------                 Change in          In Net Assets                  ----------
   Beginning           End           Unrealized            from Unit           Beginning           End
    of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------

   $2,349,936               $0       ($2,349,936)        ($55,087,434)
                                                                             $43,545,003                $0
----------------------------------------------------------------------------------------------------------
     (828,912)       2,709,055         3,537,967            4,693,808
                                                                               6,471,587        14,148,460
----------------------------------------------------------------------------------------------------------
      220,810        1,540,243         1,319,433              628,691
                                                                              11,419,728        14,280,009
----------------------------------------------------------------------------------------------------------
      682,424                0          (682,424)         (23,592,354)
                                                                              19,842,727                 0
----------------------------------------------------------------------------------------------------------
     (495,260)               0           495,260          (64,524,063)
                                                                              58,751,429                 0
----------------------------------------------------------------------------------------------------------
      145,325          462,379           317,054            1,109,081
                                                                               2,991,356         4,643,230
----------------------------------------------------------------------------------------------------------
   (1,588,390)               0         1,588,390          (43,166,616)
                                                                              44,369,162                 0
----------------------------------------------------------------------------------------------------------
      375,835          361,821           (14,014)             259,970
                                                                               4,706,594         5,852,955
----------------------------------------------------------------------------------------------------------
         (881)          59,286            60,167              241,657
                                                                                 596,637           971,337
----------------------------------------------------------------------------------------------------------
    5,773,475       19,807,673        14,034,198           43,088,538
                                                                              72,480,497       138,709,740
----------------------------------------------------------------------------------------------------------
    3,258,300       14,584,513        11,326,213            8,978,986
                                                                              57,928,484        80,401,549
----------------------------------------------------------------------------------------------------------
      814,429        2,722,687         1,908,258           17,156,365
                                                                              14,709,464        35,217,837
                                                                                       0            68,542
----------------------------------------------------------------------------------------------------------
      743,689          460,930          (282,759)           2,276,187
                                                                               9,703,271        13,004,643
----------------------------------------------------------------------------------------------------------
      484,182        1,137,702           653,520            4,412,778
                                                                               5,931,464        11,743,075
----------------------------------------------------------------------------------------------------------
    6,210,754       18,201,832        11,991,078           35,101,002
                                                                              56,538,618       107,827,442
----------------------------------------------------------------------------------------------------------
    2,241,040       10,882,841         8,641,801           36,290,926
                                                                              27,380,370        76,986,772
----------------------------------------------------------------------------------------------------------
      175,829          387,160           211,331            1,392,243
                                                                               4,761,677         6,578,182
----------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                   Valuation         Proceeds        Cost of           Net
                                                                    Period             from        Investments      Realized
                                                 Dividends        Deductions          Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                    $2,033,587        ($1,272,645)      $2,239,581      $1,354,167       $885,414
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                           52,763           (108,244)         188,614         167,057         21,557
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                       63,162           (214,573)         650,403         461,919        188,484
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     2,232,254           (576,880)       5,856,816       5,388,542        468,274
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                     8,680           (138,835)         787,960         678,156        109,804
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            365,689           (107,783)       7,931,948       7,931,971            (23)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             366,225           (147,271)       3,825,499       3,747,648         77,851
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                838,523           (291,277)       1,512,321       1,157,193        355,128
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0           (419,040)      19,586,639      19,136,007        450,632
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                             786,909           (294,871)       2,053,281       1,687,149        366,132
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      528,359            (93,943)       1,111,581       1,079,357         32,224
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                               967,832           (429,682)       2,254,366       1,752,378        501,988
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                   62,602            (36,643)      13,023,397      12,927,175         96,222
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   2,077,847         (1,645,928)      21,615,276      15,329,845      6,285,431
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                  2,717            (53,043)       4,235,697       4,177,632         58,065
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         209,099            (85,086)       3,246,699       2,653,024        593,675
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

        Net Unrealized                                      Net
          Gain (Loss)                  Net          Increase (Decrease)                Net Assets
          -----------               Change in          In Net Assets                   ----------
  Beginning           End           Unrealized           from Unit           Beginning           End
   of Year          of Year        Gain (Loss)         Transactions           of Year          of Year
--------------------------------------------------------------------------------------------------------

 $8,810,467      $30,111,589       $21,301,122          $32,775,129
                                                                           $61,127,055      $116,800,911
                                                                                     0            48,751
--------------------------------------------------------------------------------------------------------
          0          911,406           911,406           19,061,089
                                                                                     0        19,938,571
--------------------------------------------------------------------------------------------------------
    733,393        3,558,451         2,825,058           12,664,797
                                                                             7,182,178        22,709,106
--------------------------------------------------------------------------------------------------------
  1,022,582        3,763,082         2,740,500           21,197,568
                                                                            27,151,137        53,212,853
--------------------------------------------------------------------------------------------------------
    307,602          938,501           630,899            7,399,890
                                                                             5,935,590        13,946,028
--------------------------------------------------------------------------------------------------------
          0                0                 0             (471,714)
                                                                             7,744,318         7,530,487
--------------------------------------------------------------------------------------------------------
     73,398          513,199           439,801            4,803,969
                                                                             7,656,209        13,196,784
--------------------------------------------------------------------------------------------------------
  1,730,892        5,801,015         4,070,123            4,555,867
                                                                            16,774,494        26,302,858
--------------------------------------------------------------------------------------------------------
    534,823        4,594,517         4,059,694            2,750,579
                                                                            31,542,060        38,383,925
--------------------------------------------------------------------------------------------------------
    373,883        3,462,858         3,088,975           15,424,389
                                                                            11,774,244        31,145,778
--------------------------------------------------------------------------------------------------------
     73,395          367,565           294,170            4,626,561
                                                                             5,147,217        10,534,588
--------------------------------------------------------------------------------------------------------
  1,093,423        5,764,208         4,670,785           14,123,750
                                                                            20,884,154        40,072,928
                                                                                     0           645,899
--------------------------------------------------------------------------------------------------------
    (27,376)               0            27,376           (2,070,168)
                                                                             1,920,611                 0
--------------------------------------------------------------------------------------------------------
  5,151,123       18,210,266        13,059,143           76,404,357
                                                                            66,472,691       160,658,096
                                                                                     0         1,995,445
--------------------------------------------------------------------------------------------------------
    (66,591)        (709,548)         (642,957)             952,674
                                                                             2,515,960         2,833,416
--------------------------------------------------------------------------------------------------------
    538,139          177,872          (360,267)           1,821,159
                                                                             4,751,784         6,930,364
--------------------------------------------------------------------------------------------------------


Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                 Valuation      Proceeds       Cost of          Net
                                                                  Period          from       Investments     Realized
                                                   Dividends    Deductions        Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   MFS Funds:
   Emerging Growth Series: (2)                           $0      ($232,144)   $37,594,997    $34,076,137    $3,518,860
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                   0       (273,185)    37,686,630     34,109,865     3,576,765
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                   0       (154,993)       689,861        564,440       125,421
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                      0        (19,996)     4,332,717      3,942,044       390,673
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                      15,502        (12,983)       124,845        123,607         1,238
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio: (5)                            741,183        (92,357)    17,383,777     16,347,694     1,036,083
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                             0        (13,374)     8,964,190      9,092,515      (128,325)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                                0        (12,451)       850,938        802,777        48,161
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                             37,178        (35,759)       188,084        164,087        23,997
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                              84,234        (10,842)       122,739        121,006         1,733
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                   0       (120,211)    43,880,815     44,111,392      (230,577)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                     0        (82,490)    37,923,531     37,983,794       (60,263)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                        0        (16,913)     4,632,658      4,633,034          (376)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:            0        (12,760)       259,410        255,379         4,031
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Portfolio:                    0       (115,952)    33,484,569     33,491,822        (7,253)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio: (6)                     275,557       (123,791)    16,445,650     14,417,831     2,027,819
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)              Net Assets
          -----------                Change in          In Net Assets                 ----------
  Beginning           End            Unrealized           from Unit          Beginning          End
   of Year          of Year         Gain (Loss)         Transactions          of Year         of Year
-------------------------------------------------------------------------------------------------------

   ($85,796)               $0           $85,796         ($12,370,520)
                                                                             $8,998,008              $0
-------------------------------------------------------------------------------------------------------
    204,764                 0          (204,764)          (9,875,328)
                                                                              6,776,512               0
-------------------------------------------------------------------------------------------------------
     72,010         1,975,149         1,903,139           12,883,941
                                                                              4,216,370      18,973,878
-------------------------------------------------------------------------------------------------------
        935                 0              (935)            (578,583)
                                                                                208,841               0
-------------------------------------------------------------------------------------------------------
      9,304            (5,937)          (15,241)             927,866
                                                                                407,913       1,324,295
-------------------------------------------------------------------------------------------------------
     (6,666)                0             6,666           (9,934,149)
                                                                              8,242,574               0
-------------------------------------------------------------------------------------------------------
          0           133,786           133,786            3,696,113
                                                                                      0       3,688,200
-------------------------------------------------------------------------------------------------------
          0              (846)             (846)           2,646,073
                                                                                      0       2,680,937
-------------------------------------------------------------------------------------------------------
          0           465,927           465,927           12,197,564
                                                                                      0      12,688,907
-------------------------------------------------------------------------------------------------------
          0           (21,173)          (21,173)           3,038,749
                                                                                      0       3,092,701
-------------------------------------------------------------------------------------------------------
          0          (753,832)         (753,832)          96,397,314
                                                                                      0      94,796,247
                                                                                      0         496,447
-------------------------------------------------------------------------------------------------------
          0        (1,162,926)       (1,162,926)          67,172,809
                                                                                      0      65,867,130
-------------------------------------------------------------------------------------------------------
          0           220,662           220,662           15,224,308
                                                                                      0      15,049,606
                                                                                      0         378,075
-------------------------------------------------------------------------------------------------------
          0           195,427           195,427           12,463,465
                                                                                      0      12,650,163
-------------------------------------------------------------------------------------------------------
          0         1,797,922         1,797,922           88,495,541
                                                                                      0      90,170,258
-------------------------------------------------------------------------------------------------------
  1,510,449                 0        (1,510,449)         (12,719,263)
                                                                             12,050,127               0
 -------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                          Valuation          Proceeds         Cost of           Net
                                                            Period             from         Investments      Realized
                                         Dividends        Deductions          Sales             Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   Total Variable Annuity Account B    $278,833,116     ($29,243,851)   $1,004,789,371    $933,728,508    $71,060,863
=======================================================================================================================

(1) - Effective November 28, 1997, this funds assets were transferred to the PPI
      T. Rowe Price Growth Equity Portfolio.
(2) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.
(3) - Effective November 28, 1997, this funds assets were transferred to PPI MFS Research Growth Fund.
(4) - Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.
(5) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.
(6) - Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

-----------------------------------------------------------------------------------------------------------------------

             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
-----------------------------------------------------------------------------------------------------------------------

$122,191,053               $255,524,506      $133,333,453      $619,647,552           $1,848,811,724     $2,922,442,857
=======================================================================================================================

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                         Valuation
                                                                          Period
                                                         Dividends      Deductions
------------------------------------------------------------------------------------

   Aetna Variable Fund:                                $77,000,986      ($7,148,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna Income Shares:                                  4,527,825         (813,024)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                           5,358,925       (1,043,955)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                11,247,847       (1,372,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                             1,055,590         (226,340)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                                46,499          (14,753)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                        235,037          (27,609)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                    257,055          (29,943)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                        363,749          (38,623)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                     10,290           (2,403)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                     775,351          (33,904)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Growth Portfolio:                                       758,872         (394,360)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Income and Growth Portfolio:                          2,009,995          (55,929)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                              61,186         (116,503)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   MidCap Portfolio:                                       190,158         (166,087)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                         184,900         (588,663)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Calvert Responsibly Invested Balanced Portfolio:         44,676           (3,984)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                         Proceeds       Cost of           Net
                                                           from       Investments      Realized
                                                           Sales          Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                                $96,146,932    $97,318,697     ($1,171,765)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                 19,585,006     18,826,116         758,890
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                          78,888,315     76,637,102       2,251,213
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                16,403,009     13,386,571       3,016,438
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                               915,330        681,610         233,720
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                               361,353        354,510           6,843
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                        317,740        277,917          39,823
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                    362,140        312,870          49,270
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                        406,948        384,407          22,541
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                    139,030        133,438           5,592
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                     244,368        332,405         (88,037)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     6,990,444      6,528,212         462,232
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                            390,051        732,537        (342,486)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                           4,991,495      4,605,949         385,546
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   MidCap Portfolio:                                     3,198,308      3,039,709         158,599
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      31,506,275     29,929,826       1,576,449
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Calvert Responsibly Invested Balanced Portfolio:        141,022        137,780           3,242
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)                  Net Assets
           -----------                 Change in          In Net Assets                     ----------
    Beginning            End           Unrealized           from Unit             Beginning             End
     of Year           of Year        Gain (Loss)         Transactions             of Year            of Year
---------------------------------------------------------------------------------------------------------------

   ($8,051,873)     $59,979,314       $68,031,187           $4,966,306
                                                                                $530,231,821       $644,728,031
                                                                                 62,550,401          89,732,216
---------------------------------------------------------------------------------------------------------------
     3,224,044          379,633        (2,844,411)          (9,600,618)
                                                                                 74,693,652          66,534,546
                                                                                  3,395,721           3,583,489
---------------------------------------------------------------------------------------------------------------
     2,487,618         (540,607)       (3,028,225)          22,111,260
                                                                                 81,132,780         106,781,998
---------------------------------------------------------------------------------------------------------------
    12,419,220       15,114,435         2,695,215              602,270
                                                                                104,415,595         119,402,212
                                                                                  6,739,809           7,942,484
---------------------------------------------------------------------------------------------------------------
     2,566,580        4,487,610         1,921,030             (650,835)
                                                                                 14,000,174          16,333,339
---------------------------------------------------------------------------------------------------------------
             0          144,834           144,834            9,097,853
                                                                                          0           9,281,276
---------------------------------------------------------------------------------------------------------------
         5,570          276,453           270,883            4,773,151
                                                                                    347,383           5,638,668
---------------------------------------------------------------------------------------------------------------
         8,209          151,493           143,284            4,409,627
                                                                                    466,407           5,295,700
---------------------------------------------------------------------------------------------------------------
         1,609           46,576            44,967            5,470,774
                                                                                    323,579           6,186,987
---------------------------------------------------------------------------------------------------------------
             0           (4,046)           (4,046)           1,975,940
                                                                                         (1)          1,985,372
---------------------------------------------------------------------------------------------------------------
         1,644         (461,380)         (463,024)           2,897,855
                                                                                    689,050           3,777,291
---------------------------------------------------------------------------------------------------------------
       (63,817)       2,349,936         2,413,753           29,514,421
                                                                                 10,790,085          43,545,003
---------------------------------------------------------------------------------------------------------------
        (6,769)        (828,912)         (822,143)           4,660,630
                                                                                  1,021,520           6,471,587
---------------------------------------------------------------------------------------------------------------
        32,561          220,810           188,249            8,946,454
                                                                                  1,954,796          11,419,728
---------------------------------------------------------------------------------------------------------------
         7,193          682,424           675,231           15,727,261
                                                                                  3,257,565          19,842,727
---------------------------------------------------------------------------------------------------------------
        46,283         (495,260)         (541,543)          32,655,969
                                                                                 25,464,317          58,751,429
---------------------------------------------------------------------------------------------------------------
       (13,512)            (881)           12,631              193,226
                                                                                    346,846             596,637
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                               Valuation
                                                                                Period
                                                                Dividends     Deductions
-----------------------------------------------------------------------------------------

   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       $940,850     ($608,164)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Growth Portfolio:                                             1,412,110      (540,670)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   High Income Portfolio:                                          178,909      (112,363)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Overseas Portfolio:                                              75,181       (91,010)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        119,231       (54,259)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Contrafund Portfolio:                                           146,164      (428,708)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Index 500 Portfolio:                                            143,406      (203,362)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 45,797       (42,799)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                       857,970      (631,122)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                          405       (44,481)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     1,647,290      (260,987)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   International Equity Fund II:                                    10,567       (51,003)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Prime Money Fund II:                                            289,134       (87,958)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                             367,608       (86,361)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Utility Fund II:                                                547,259      (186,219)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                    243,931      (266,292)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Balanced Portfolio:                                             181,099       (68,277)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds      Cost of         Net
                                                                   from      Investments     Realized
                                                                  Sales          Sold      Gain (Loss)
------------------------------------------------------------------------------------------------------

   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     $4,030,269    $3,343,817      $686,452
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             2,600,136     2,280,711       319,425
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                        1,318,057     1,318,142           (85)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             880,668       813,434        67,234
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        540,553       465,407        75,146
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         5,044,449     4,308,117       736,332
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          6,086,685     5,356,843       729,842
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                882,619       925,636       (43,017)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                     6,368,961     4,596,688     1,772,273
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                      119,084       103,727        15,357
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     5,863,283     5,644,702       218,581
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                   250,169       236,027        14,142
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         12,400,851    12,398,826         2,025
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                           5,011,311     5,085,345       (74,034)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Utility Fund II:                                              1,034,753       867,262       167,491
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                  6,134,481     4,875,603     1,258,878
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           2,812,822     2,536,688       276,134
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
         Net Unrealized                                  Net
         Gain (Loss)                 Net         Increase (Decrease)               Net Assets
         -----------              Change in         In Net Assets                  ----------
  Beginning          End          Unrealized          from Unit           Beginning           End
   of Year         of Year       Gain (Loss)        Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------

   $966,600      $5,773,475      $4,806,875          $51,230,275
                                                                        $15,424,209      $72,480,497
----------------------------------------------------------------------------------------------------
    (34,190)      3,258,300       3,292,490           38,219,867
                                                                         15,225,262       57,928,484
----------------------------------------------------------------------------------------------------
     15,029         814,429         799,400           12,636,277
                                                                          1,207,326       14,709,464
----------------------------------------------------------------------------------------------------
     51,434         743,689         692,255            6,948,020
                                                                          2,011,591        9,703,271
----------------------------------------------------------------------------------------------------
     98,360         484,182         385,822            4,043,035
                                                                          1,362,489        5,931,464
----------------------------------------------------------------------------------------------------
    122,841       6,210,754       6,087,913           38,043,675
                                                                         11,953,242       56,538,618
----------------------------------------------------------------------------------------------------
     70,864       2,241,040       2,170,176           22,367,490
                                                                          2,172,818       27,380,370
----------------------------------------------------------------------------------------------------
     11,466         175,829         164,363            3,931,632
                                                                            705,701        4,761,677
----------------------------------------------------------------------------------------------------
  2,916,888       8,810,467       5,893,579           26,548,788
                                                                         26,685,567       61,127,055
----------------------------------------------------------------------------------------------------
      3,614         733,393         729,779            6,301,239
                                                                            179,879        7,182,178
----------------------------------------------------------------------------------------------------
    229,008       1,022,582         793,574           12,876,189
                                                                         11,876,490       27,151,137
----------------------------------------------------------------------------------------------------
     43,172         307,602         264,430            4,073,916
                                                                          1,623,538        5,935,590
----------------------------------------------------------------------------------------------------
     (1,182)              0           1,182            1,765,443
                                                                          5,774,492        7,744,318
----------------------------------------------------------------------------------------------------
     75,600          73,398          (2,202)           2,942,870
                                                                          4,508,328        7,656,209
----------------------------------------------------------------------------------------------------
    799,746       1,730,892         931,146            6,514,735
                                                                          8,800,082       16,774,494
----------------------------------------------------------------------------------------------------
  1,164,909         534,823        (630,086)          19,085,222
                                                                         11,850,407       31,542,060
----------------------------------------------------------------------------------------------------
     26,040         373,883         347,843           10,311,561
                                                                            725,884       11,774,244
----------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

----------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                      Valuation
                                                                        Period
                                                     Dividends        Deductions

   Flexible Income Portfolio:                      $    304,512          ($43,754)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Growth Portfolio:                                    324,844          (141,840)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                            79,326           (23,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                          642,050          (384,732)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                           0           (27,131)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               15,653           (38,378)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series:                               73,635           (33,243)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Research Series:                                      94,710           (22,219)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Total Return Series:                                  87,973           (13,218)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Value Series:                                          4,089              (372)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   World Government Series:                                   0            (1,705)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio:                                    770,877           (98,063)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio:                             276,128          (136,107)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   TCI Portfolios, Inc.:
   Balanced Fund:                                        67,198           (24,832)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Growth Fund:                                       6,228,055          (611,968)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   International Fund:                                   62,276           (41,867)
  Annuity contracts in accumulation
   Total Variable Annuity Account B                $120,367,178      ($17,483,870)
==================================================================================


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                      Proceeds        Cost of           Net
                                                        from        Investments       Realized
                                                       Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------

   Flexible Income Portfolio:                        $1,127,628      $1,090,808         $36,820
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Growth Portfolio:                                  1,249,735       1,041,911         207,824
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                         2,910,009       2,872,811          37,198
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                        4,899,145       3,899,490         999,655
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                   1,463,410       1,431,864          31,546
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:            2,192,808       1,809,743         383,065
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series:                              190,630         186,959           3,671
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Research Series:                                     253,406         258,774          (5,368)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Total Return Series:                                 140,628         132,113           8,515
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Value Series:                                            496             486              10
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   World Government Series:                              19,663          19,513             150
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio:                                  3,864,131       3,857,033           7,098
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio:                           4,557,311       4,016,790         540,521
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   TCI Portfolios, Inc.:
   Balanced Fund:                                       247,893         231,495          16,398
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Growth Fund:                                      19,145,021      17,607,144       1,537,877
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   International Fund:                                  397,143         365,001          32,142
  Annuity contracts in accumulation
   Total Variable Annuity Account B                $365,025,974    $347,598,566     $17,427,408
===============================================================================================

----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)                  Net Assets
           -----------                 Change in          In Net Assets                     ----------
   Beginning            End            Unrealized           from Unit            Beginning              End
    of Year           of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------

     $29,809           $73,395           $43,586           $3,237,811
                                                                                  $1,568,242          $5,147,217
 ----------------------------------------------------------------------------------------------------------------
      84,852         1,093,423         1,008,571           16,916,813
                                                                                   2,567,942          20,884,154
 ----------------------------------------------------------------------------------------------------------------
       1,330           (27,376)          (28,706)           1,106,654
                                                                                     749,298           1,920,611
 ----------------------------------------------------------------------------------------------------------------
     253,639         5,151,123         4,897,484           54,723,321
                                                                                   5,594,913          66,472,691
 ----------------------------------------------------------------------------------------------------------------
      (4,024)          (66,591)          (62,567)           2,232,953
                                                                                     341,159           2,515,960
 ----------------------------------------------------------------------------------------------------------------
     188,717           538,139           349,422            2,162,813
                                                                                   1,879,209           4,751,784
 ----------------------------------------------------------------------------------------------------------------
           0           (85,796)          (85,796)           9,039,741
                                                                                           0           8,998,008
 ----------------------------------------------------------------------------------------------------------------
           0           204,764           204,764            6,504,625
                                                                                           0           6,776,512
 ----------------------------------------------------------------------------------------------------------------
           0            72,010            72,010            4,061,090
                                                                                           0           4,216,370
 ----------------------------------------------------------------------------------------------------------------
           0               935               935              204,179
                                                                                           0             208,841
 ----------------------------------------------------------------------------------------------------------------
           0             9,304             9,304              400,164
                                                                                           0             407,913
 ----------------------------------------------------------------------------------------------------------------
      77,158            (6,666)          (83,824)            (710,088)
                                                                                   8,356,574           8,242,574
 ----------------------------------------------------------------------------------------------------------------
     652,411         1,510,449           858,038              (54,117)
                                                                                  10,565,664          12,050,127
 ----------------------------------------------------------------------------------------------------------------
      16,540           145,325           128,785            2,313,929
                                                                                     489,878           2,991,356
 ----------------------------------------------------------------------------------------------------------------
   8,206,103        (1,588,390)       (9,794,493)          (7,301,710)
                                                                                  54,311,401          44,369,162
 ----------------------------------------------------------------------------------------------------------------
      15,650           375,835           360,185            3,691,239
                                                                                     602,619           4,706,594
 ----------------------------------------------------------------------------------------------------------------
 $28,746,944      $122,191,053       $93,444,109         $504,121,195         $1,130,935,704      $1,848,811,724
 ===========      ============       ===========         ============         ==============      ==============

                          Independent Auditors' Report

The  Board of Directors of Aetna Life Insurance and Annuity Company and
  Contract Owners of Variable Annuity Account B:




We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.




                                     /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                   Index to Consolidated Financial Statements
                   ------------------------------------------

                                                                      Page

Independent Auditors' Report                                            F-2

Consolidated Financial Statements:

       Consolidated Statements of Income for the Years Ended
         December 31, 1997, 1996 and 1995                               F-3

       Consolidated Balance Sheets as of December 31, 1997
         and 1996                                                       F-4

       Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1997, 1996 and 1995           F-5

       Consolidated Statements of Cash Flows for the Years
         Ended December 31, 1997, 1996 and 1995                         F-6

       Notes to Consolidated Financial Statements                       F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ KPMG Peat Marwick LLP



Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                Years Ended December 31,
                                            --------------------------------
                                              1997         1996       1995
                                            -------       -------    -------
Revenue:
  Premiums                                   $267.1        $133.6     $212.7
  Charges assessed against policyholders      475.0         396.5      318.9
  Net investment income                     1,080.5       1,045.6    1,004.3
  Net realized capital gains                   36.0          19.7       41.3
  Other income                                 39.7          45.4       42.0
                                            -------       -------    -------
        Total revenue                       1,898.3       1,640.8    1,619.2
                                            -------       -------    -------

Benefits and expenses:
  Current and future benefits               1,127.8         968.6      997.2
  Operating expenses                          347.4         342.2      310.8
  Amortization of deferred policy
     acquisition costs                        128.4          69.8       48.0
  Severance and facilities charges               --          61.3         --
                                            -------       -------    -------
       Total benefits and expenses          1,603.6       1,441.9    1,356.0
                                            -------       -------    -------

Income before income taxes                    294.7         198.9      263.2

   Income taxes                                89.4          57.8       87.3
                                            -------       -------    -------

Net income                                   $205.3        $141.1     $175.9
                                            =======       =======    =======

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                               December 31,  December 31,
Assets                                                                           1997           1996
------                                                                           ----           ----
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,912.2 and $12,539.1)                                 $13,463.8     $12,905.5
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost:  $131.7 and $107.6)                       147.6         119.0
    Investment in affiliated mutual funds (cost:  $78.1 and $77.3)                  83.0          81.1
    Common stock (cost:  $0.2 and $0.0)                                               .6            .3
  Short-term investments                                                            95.6          34.8
  Mortgage loans                                                                    12.8          13.0
  Policy loans                                                                     469.6         399.3
                                                                               ---------      --------
       Total investments                                                        14,273.0      13,553.0

Cash and cash equivalents                                                          565.4         459.1
Accrued investment income                                                          163.0         159.0
Premiums due and other receivables                                                  63.7          26.6
Deferred policy acquisition costs                                                1,654.6       1,515.3
Reinsurance loan to affiliate                                                      397.2         628.3
Other assets                                                                        46.8          33.7
Separate accounts assets                                                        22,982.7      15,318.3
                                                                               ---------      --------

       Total assets                                                            $40,146.4     $31,693.3
                                                                               =========      ========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                                        $3,763.7      $3,617.0
  Unpaid claims and claim expenses                                                  38.0          28.9
  Policyholders' funds left with the Company                                    11,143.5      10,663.7
                                                                               ---------      --------
       Total insurance reserve liabilities                                      14,945.2      14,309.6
  Other liabilities                                                                312.8         354.7
  Income taxes:
    Current                                                                         12.4          20.7
    Deferred                                                                        72.0          80.5
  Separate accounts liabilities                                                 22,970.0      15,318.3
                                                                               ---------      --------
       Total liabilities                                                        38,312.4      30,083.8
                                                                               ---------      --------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                 2.8           2.8
  Paid-in capital                                                                  418.0         418.0
  Accumulated other comprehensive income                                            92.9          60.5
  Retained earnings                                                              1,320.3       1,128.2
                                                                               ---------      --------
       Total shareholder's equity                                                1,834.0       1,609.5
                                                                               ---------      --------

         Total liabilities and shareholder's equity                            $40,146.4     $31,693.3
                                                                               =========      ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                              Years  Ended December 31,
                                                           ---------------------------------
                                                             1997        1996          1995
                                                           --------     --------    --------
Shareholder's equity, beginning of year                    $1,609.5     $1,583.0    $1,088.5

Comprehensive income
   Net income                                                 205.3        141.1       175.9
   Other comprehensive income, net of tax
      Unrealized gains (losses) on securities ($50.1
      million,  $(110.8) million and $494.6 million,           32.4        (72.0)      321.5
      pretax, respectively)
                                                           --------     --------    --------
Total comprehensive income                                    237.7         69.1       497.4
                                                           --------     --------    --------

Capital contributions                                            --         10.4         0.0

Other changes                                                   4.1        (49.5)        0.0

Common stock dividends                                        (17.3)        (3.5)       (2.9)
                                                           --------     --------    --------

Shareholder's equity, end of year                          $1,834.0     $1,609.5    $1,583.0
                                                           ========     ========    ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                                 Years Ended December 31,
                                                                             ------------------------------
                                                                              1997        1996        1995
                                                                             ------      ------      ------
Cash Flows from Operating Activities:
         Net income                                                          $205.3      $141.1      $175.9
         Adjustments to reconcile net income to net cash provided by
         (used for) operating activities:
         (Increase) decrease  in accrued investment income                     (4.0)       16.5       (33.3)
         (Increase) decrease in premiums due and other receivables            (33.3)        1.6        25.4
         Increase in policy loans                                             (70.3)      (60.7)      (89.9)
         Increase in deferred policy acquisition costs                       (139.3)     (174.0)     (177.0)
         Decrease in reinsurance loan to affiliate                            231.1        27.2        34.8
         Net increase in universal life account balances                      286.4       243.2       393.4
         (Decrease) increase in other insurance reserve liabilities          (249.6)     (211.5)       79.0
         Net (decrease) increase in other liabilities and other assets        (41.7)        3.1        13.0
         Decrease in income taxes                                             (31.4)      (26.7)       (4.5)
         Net accretion of discount on investments                             (66.4)      (68.0)      (66.4)
         Net realized capital gains                                           (36.0)      (19.7)      (41.3)
         Other, net                                                              --         1.1          --
                                                                           --------    --------    --------
               Net cash provided by (used for) operating activities            50.8      (126.8)      309.1
                                                                           --------    --------    --------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                              5,311.3     5,182.2     4,207.2
            Equity securities                                                 103.1       190.5       180.8
            Mortgage loans                                                      0.2         8.7        10.7
            Limited partnership                                                  --          --        26.6
         Investment maturities and collections of:
            Debt securities available for sale                              1,212.7       885.2       583.9
            Short-term investments                                             89.3        35.0       106.1
         Cost of investment purchases in:
            Debt securities available for sale                             (6,732.8)   (6,534.3)   (6,034.0)
            Equity securities                                                (113.3)     (118.1)     (170.9)
            Short-term investments                                           (149.9)      (54.7)      (24.7)
            Mortgage loans                                                       --          --       (21.3)
         Other, net                                                              --       (17.6)         --
                                                                           --------    --------    --------
               Net cash used for investing activities                        (279.4)     (423.1)   (1,135.6)
                                                                           --------    --------    --------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts            1,621.2     1,579.5     1,884.5
         Withdrawals of investment contracts                               (1,256.3)   (1,146.2)   (1,109.6)
         Capital contribution to Separate Account                             (25.0)         --          --
         Return of capital from Separate Account                               12.3          --          --
         Capital contribution from HOLDCO                                        --        10.4          --
         Dividends paid to shareholder                                        (17.3)       (3.5)       (2.9)
                                                                           --------    --------    --------
               Net cash provided by financing activities                      334.9       440.2       772.0
                                                                           --------    --------    --------

Net increase (decrease) in cash and cash equivalents                          106.3      (109.7)      (54.5)
Cash and cash equivalents, beginning of year                                  459.1       568.8       623.3
                                                                           --------    --------    --------

Cash and cash equivalents, end of year                                       $565.4      $459.1      $568.8
                                                                           ========    ========    ========

Supplemental cash flow information:
    Income taxes paid, net                                                   $119.6       $85.5       $92.8
                                                                           ========    ========    ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standard
     -----------------------

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Future Application of Accounting Standards
     ------------------------------------------

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards (Continued)

     FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.    Summary of Significant Accounting Policies (Continued)

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1997 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized           Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------          ------
                                                                                   (millions)
       U.S. government and government
          agencies and authorities                           $1,219.7            $74.0             $0.1           $1,293.6

       States, municipalities and political
          subdivisions                                            0.3               --               --                0.3

       U.S. corporate securities:
            Financial                                         2,370.7             84.6              1.3            2,454.0
            Food & fiber                                        195.4              9.3               --              204.7
            Healthcare & consumer products                      728.5             27.0              2.6              752.9
            Media & broadcast                                   252.9             14.7              0.1              267.5
            Natural resources                                   143.5              5.5                -              149.0
            Transportation & capital goods                      528.2             33.2              0.1              561.3
            Utilities                                           521.3             23.5              0.9              543.9
            Other corporate securities                           96.9              3.2                -              100.1
                                                           ----------         --------         --------        -----------
          Total U.S. corporate securities                     4,837.4            201.0              5.0            5,033.4

       Foreign Securities:
            Government                                          612.5             36.7             23.6              625.6
            Utilities                                           177.5             28.7               --              206.2
            Other                                               857.9             27.7             42.8              842.8
                                                           ----------         --------         --------        -----------
          Total foreign securities                            1,647.9             93.1             66.4            1,674.6

       Residential mortgage-backed securities:
            Pass-throughs                                       784.4             71.3              2.0              853.7
            Collateralized mortgage obligations               2,280.5            137.4              2.0            2,415.9
                                                           ----------         --------         --------        -----------
       Total residential mortgage-
          backed securities                                   3,064.9            208.7              4.0            3,269.6

       Commercial/Multifamily mortgage-
          backed securities                                   1,127.8             34.0              0.4            1,161.4

       Other asset-backed securities                          1,014.2             17.1              0.4            1,030.9
                                                           ----------         --------         --------        -----------

       Total Debt Securities                                $12,912.2           $627.9            $76.3          $13,463.8
                                                           ==========         ========         ========        ===========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized            Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------           ------
                                                                                    (millions)
       U.S. government and government
          agencies and authorities                           $1,072.4            $20.5             $4.5           $1,088.4

       States, municipalities and political
          subdivisions                                            6.0              1.2               --                7.2

       U.S. corporate securities:
            Financial                                         2,143.4             43.1              9.7            2,176.8
            Food & fiber                                        198.2              4.6              1.3              201.5
            Healthcare & consumer products                      735.9             20.2              6.3              749.8
            Media & broadcast                                   274.9              7.0              2.8              279.1
            Natural resources                                   187.7              4.5              0.4              191.8
            Transportation & capital goods                      521.9             22.0              1.8              542.1
            Utilities                                           448.8             14.8              2.8              460.8
            Other corporate securities                          141.5               3.0              --              144.5
                                                            ---------         ---------        --------          ---------
          Total U.S. corporate securities                     4,652.3            119.2             25.1            4,746.4

       Foreign Securities:
            Government                                          758.6             36.0              5.7              788.9
            Utilities                                           187.8             16.1               --              203.9
            Other                                               945.5             30.9              6.3              970.1
                                                            ---------         --------         ---------         ---------
          Total foreign securities                            1,891.9             83.0             12.0            1,962.9

       Residential mortgage-backed securities:
            Pass-throughs                                       792.2             78.3              3.1              867.4
            Collateralized mortgage obligations               2,227.8             94.9             13.7            2,309.0
                                                            ---------         ---------        --------          ---------
       Total residential mortgage-
          backed securities                                   3,020.0            173.2             16.8            3,176.4

       Commercial/Multifamily mortgage-
          backed securities                                   1,008.7             24.8              5.6            1,027.9

       Other asset-backed securities                            887.8             10.7               2.2             896.3
                                                            ---------         --------         ---------          --------

       Total Debt Securities                                $12,539.1           $432.6            $66.2          $12,905.5
                                                            =========         ========         =========          ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized               Fair
                                               Cost                 Value
                                             ---------              ------
                                                       (millions)
      Due to mature:
        One year or less                        $367.3                $367.6
        After one year through five years      2,165.1               2,195.4
        After five years through ten years     2,367.3               2,407.0
        After ten years                        2,805.6               3,031.9
        Mortgage-backed securities             4,192.7               4,431.0
        Other asset-backed securities          1,014.2               1,030.9
                                             ---------             ---------

               Total                         $12,912.2             $13,463.8
                                             =========             =========

     At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                              1997                        1996
                                                     ---------------------       ------------------------
                                                       Fair      Amortized         Fair         Amortized
                                                      Value         Cost           Value           Cost
                                                     --------     --------       --------        --------
                                                                          (millions)
           Total residential CMOs(1)                 $2,415.9     $2,280.5       $2,309.0        $2,227.8
                                                     ========     ========       ========        ========

           Percentage of total:
               Supporting experience rated products      81.6%                       84.2%
               Supporting remaining products             18.4%                       15.8%
                                                        -----                       -----
                                                        100.0%                      100.0%
                                                        =====                       =====

          (1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in equity securities available for sale were as follows:

                                             Gross        Gross
                              Amortized    Unrealized   Unrealized    Fair
                                 Cost        Gains        Losses      Value
                              ---------    ----------   ----------    -----
                                                 (millions)
           1997
           Equity Securities    $210.0        $21.3        $0.1      $231.2
                                ======        =====        ====      ======

           1996
           Equity Securities    $184.9        $16.3        $0.8      $200.4
                                ======        =====        ====      ======

3.   Financial Instruments

     Estimated Fair Value
     --------------------
     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                            1997                    1996
                                     --------------------     -----------------
                                      Carrying      Fair      Carrying     Fair
                                        Value      Value       Value      Value
                                     ---------     ------     --------    -----
                                                      (millions)
        Assets:
            Mortgage loans           $    12.8   $   12.4   $   13.0  $   13.2
        Liabilities:
            Investment contract
             liabilities:
              With a fixed maturity  $ 1,030.3   $1,005.4   $1,014.1  $1,028.8
              Without a fixed
               maturity               10,113.2    9,587.5    9,649.6   9,427.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Estimated Fair Value  (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Off-Balance-Sheet and Other Financial Instruments (Including Derivative Instruments) (Continued)

     exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

     Warrants:

     Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

     Debt Instruments with Derivative Characteristics:

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:

                                                          Amortized       Fair
                                                             Cost         Value
                                                          ---------       ----
                                                               (millions)

           Residential collateralized mortgage
                obligations                               $2,280.5      $2,415.9
                Principal-only strips (included above)        59.0          67.0
                Interest-only strips (included above)         12.8          24.3
           Other structured securities with derivative
                characteristics (1)                          107.4         105.2

          (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:

                                             1997        1996        1995
                                             ----        ----        ----
                                                      (millions)
            Debt securities                  $962.8      $945.3       $891.5
            Nonredeemable preferred stock      13.7         5.9          4.2
            Investment in affiliated
               mutual funds                     4.9        14.3         14.9
            Mortgage loans                      1.3         2.2          1.4
            Policy loans                       19.9        18.4         13.7
            Reinsurance loan to affiliate      37.5        44.1         46.5
            Cash equivalents                   44.2        29.4         38.9
            Other                              10.0         2.1          8.4
                                           --------    --------     --------
            Gross investment income         1,094.3     1,061.7      1,019.5
            Less investment expenses          (13.8)      (16.1)       (15.2)
                                           --------    --------     --------
            Net investment income          $1,080.5    $1,045.6     $1,004.3
                                           ========    ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                1997      1996        1995
                                                ----      ----        ----
                                                       (millions)

           Debt securities                      $22.5     $11.1      $32.8
           Equity securities                      9.9       8.6        8.3
           Other                                  3.6        --        0.2
                                               ------  --------     ------
           Pretax realized capital gains        $36.0     $19.7      $41.3
                                               ======  ========     ======
           After tax realized capital gains     $23.2     $13.0      $25.8
                                               ======  ========     ======

     Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                 1997         1996           1995
                                 -----        -----          ----
                                            (millions)

           Proceeds on Sales    $5,311.3      $5,182.2      $4,207.2
           Gross Gains              25.8          24.3          44.6
           Gross Losses              3.3          13.2          11.8

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:

                                                1997       1996       1995
                                                ----       ----       ----
                                                       (millions)

          Debt securities                      $44.3    $(100.1)      $255.9
          Equity securities                      5.6      (10.5)        27.3
          Limited partnership                     --         --          1.8
                                               -----    -------       ------
                                                49.9     (110.6)       285.0
          Increase (decrease) in deferred
            income taxes (See Note 8)           17.5      (38.6)       (36.5)
                                               -----    -------       ------
          Net changes in accumulated other
          comprehensive income                 $32.4     $(72.0)      $321.5
                                               =====    =======       ======

     Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:

                                                 1997     1996       1995
                                                 ----     ----       ----
                                                      (millions)
          Debt securities
            Gross unrealized capital gains      $140.6    $101.7    $179.3
            Gross unrealized capital losses      (18.4)    (23.8)     (1.3)
                                                 -----     -----     -----
                                                 122.2      77.9     178.0
          Equity securities
            Gross unrealized capital gains        21.2      16.3      27.2
            Gross unrealized capital losses       (0.1)     (0.8)     (1.2)
                                                  ----      ----     -----
                                                  21.1      15.5      26.0

          Deferred income taxes (See Note 8)      50.4      32.9      71.5
                                                  ----      ----     -----
          Net accumulated other
            comprehensive income                 $92.9     $60.5    $132.5
                                                  ====      ====     =====

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                   1997       1996       1995
                                                   ----       ----       ----
                                                           (millions)
          Unrealized holding gains (losses)
          arising during the period (1)            $98.8    $(14.8)    $390.5
          Less:  reclassification adjustment
             for gains and other items included
             in net  income (2)                     66.4      57.2       69.0
                                                   -----    ------     ------
           Net unrealized gains (losses)
             on securities                         $32.4    $(72.0)    $321.5
                                                   =====    ======     ======

          (1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

          (2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                      Vacated
                                             Asset    Leased                    Corporate
      (Millions)                 Severance Write-off Property  Other Allocation   Total
      -------------------------- --------- --------- --------- ----- ---------- ---------
      Financial Services             $29.1    $1.0     $1.3    $1.7    $  --       $33.1
      Individual Life Insurance       12.5     0.4      0.5     0.8       --        14.2
      Corporate Allocation              --      --       --      --     14.0        14.0
                                 --------- --------- --------- ----- ---------- ---------
         Total Company               $41.6    $1.4     $1.8    $2.5    $14.0       $61.3
      -------------------------- --------- --------- --------- ----- ---------- ---------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges (Continued)

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

       (Millions)                            Reserve      Positions
       -----------------------------------   ----------   ---------

       Balance at December 31, 1995           $   --           --
         Severance and facilities charges       47.3          702
         Corporate Allocation                   14.0           --
         Actions taken (1)                     (13.4)        (178)
                                             ----------   ---------
       Balance at December 31, 1996             47.9          524
         Actions taken (1)                     (27.1)        (163)
                                             ----------   ---------
       Balance at December 31, 1997            $20.8          361
                                             ==========   =========

      (1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

     Income taxes for the years ended December 31, consist of:

                                                     1997     1996      1995
                                                     ----     ----      ----
                                                           (millions)
            Current taxes:
              Income Taxes:
                Federal income tax                   $64.5     $50.9     $82.9
                State income tax                       3.7       3.7       3.2
                Net realized capital gains            45.6      25.3      28.5
                                                     -----      ----      ----
                                                     113.8      79.9     114.6
                                                     -----      ----     -----
            Deferred taxes (benefits):
              Income taxes:
                Federal                                8.4      (3.5)    (14.4)
                Net realized capital gains (losses)  (32.8)    (18.6)    (12.9)
                                                     -----     -----     -----
                                                     (24.4)    (22.1)    (27.3)
                                                     -----     -----     -----
            Total                                    $89.4     $57.8     $87.3
                                                     =====     =====     =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                              1997         1996        1995
                                              ----         ----        ----
                                                        (millions)

            Income before income taxes        $294.7       $198.9       $263.2
            Tax rate                              35%          35%          35%
                                             -------      -------      -------
            Application of the tax rate        103.1         69.6         92.1
                                             -------      -------      -------
            Tax effect of:
              State income tax, net of
                 federal benefit                 2.4          2.4          2.1
              Excludable dividends             (15.9)        (8.7)        (9.3)
              Other, net                        (0.2)        (5.5)         2.4
                                             -------      -------      --------
                 Income taxes                  $89.4        $57.8        $87.3
                                             =======      =======      ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                     1997          1996
                                                     ----          ----
                                                         (millions)

           Deferred tax assets:
              Insurance reserves                     $415.8        $344.6
              Unrealized gains allocable to
                experience rated contracts            150.1         100.8
              Investment losses                         6.6           7.5
              Postretirement benefits other
                than pensions                          26.3          27.0
              Deferred compensation                    31.2          25.0
              Pension                                  (3.6)          7.6
              Restructuring charge                      9.5          17.6
              Depreciation                              3.9           2.6
              Other                                     8.8           9.1
                                                  ---------      --------
           Total gross assets                         648.6         541.8

           Deferred tax liabilities:
              Deferred policy acquisition costs       515.6         482.1
              Market discount                           5.1           6.8
              Net unrealized capital gains            200.5         133.7
              Other                                    (0.6)         (0.3)
                                                  ---------     ---------
           Total gross liabilities                    720.6         622.3
                                                  ---------     ---------
           Net deferred tax liability                 $72.0         $80.5
                                                  =========     =========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

 9.  Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

     Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

     Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

     As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                         Ceded to       Assumed
                                              Direct      Other       from Other       Net
                                              Amount    Companies      Companies     Amount
                                                         (millions)
                                              -------  -------------  -----------  ---------
                              1997
                              ----
           Premiums:
              Life Insurance                   $ 35.7      $15.1         $177.4      $198.0
              Accident and Health Insurance       5.6        5.6             --          --
              Annuities                          67.9         --            1.2        69.1
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $109.2      $20.7         $178.6      $267.1
                                              =======  =============  ===========  =========

                              1996
                              ----
           Premiums:
              Life Insurance                   $ 34.6      $11.2          $25.3      $ 48.7
              Accident and Health Insurance       6.3        6.3             --          --
              Annuities                          84.3         --            0.6        84.9
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $125.2      $17.5          $25.9      $133.6
                                              =======  =============  ===========  =========

                              1995
                              ----
           Premiums:
              Life Insurance                   $ 28.8      $ 8.6          $28.0       $ 48.2
              Accident and Health Insurance       7.5        7.5             --           --
              Annuities                         164.0         --            0.5        164.5
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $200.3      $16.1          $28.5       $212.7
                                              =======  =============  ===========  =========

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance. Summarized financial information for the Company's principal operations was as follows:

                                                1997         1996         1995
                                             ---------    ---------    ---------
                                                          (millions)
         Revenue:
           Financial Services                 $1,277.9     $1,195.1     $1,211.3
           Individual Life Insurance             620.4        445.7        407.9
                                             ---------    ---------    ---------
                Total revenue                 $1,898.3     $1,640.8     $1,619.2
                                             =========    =========    =========
         Income before income taxes: (2)
           Financial Services                   $188.2       $129.9       $160.1
           Individual Life Insurance             106.5         83.0        103.1
                                             ---------    ---------    ---------
                Total income before
                  income taxes                  $294.7       $212.9       $263.2
                                             =========    =========    =========
         Net income: (2)
           Financial Services                   $137.5        $94.3       $113.8
           Individual Life Insurance              67.8         55.9         62.1
                                             ---------    ---------    ---------
                Net income                      $205.3       $150.2       $175.9
                                             =========    =========    =========
         Assets under management: (3)
           Financial Services  (4)           $37,609.3    $27,268.1    $22,534.4
           Individual Life Insurance           3,096.1      2,830.5      2,590.9
                                             ---------    ---------    ---------
             Total assets under management    40,705.4    $30,098.6    $25,125.3
                                             =========    =========    =========

          (1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

          (2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

          (3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

          (4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

Form No. SAI 34370-98                                         ALIAC Ed. May 1998

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION
                           --------------------------

Item 24. Financial Statements and Exhibits
------------------------------------------
(a) Financial Statements:
    (1)      Included in Part A:
             Condensed Financial Information
    (2)      Included in Part B:
             Financial Statements of Variable Annuity Account B:
             -   Statement of Assets and Liabilities as of December 31, 1997
             -   Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
             -   Notes to Financial Statements
             -   Independent Auditors' Report
             Financial Statements of the Depositor:
             -   Independent Auditors' Report
             -   Consolidated Statements of Income for the years ended December 31, 1997, 1996 and 1995
             -   Consolidated Balance Sheets as of December 31, 1997 and 1996
             -   Consolidated Statements of Changes in Shareholder's Equity fo the years ended December 31, 1997, 1996 and 1995
             -   Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995
             -   Notes to Consolidated Financial Statements

(b)  Exhibits

       (1)        Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing
                  Variable Annuity Account B(1)
       (2)        Not applicable
       (3.1)      Selling Agreement(2)
       (3.2)      Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
       (3.3)      Federated Broker Dealer Agreement (9/2/94)(4)
       (4.1)      Variable Annuity Contract G-CDA-97(NY)(5)
       (4.2)      Variable Annuity Contract Certificate GMCC-97(NY) to Contract G-CDA-97(NY)(5)
       (4.3)      Variable Annuity Contract G-MP1(5/97)(6)
       (4.4)      Variable Annuity Contract Certificate MP1CERT(5/97)(6)
       (4.5)      Variable Annuity Contract I-MP1(5/97)(6)
       (4.6)      Variable Annuity Contract G-MP1(5/96)(7)
       (4.7)      Variable Annuity Contract Certificate MP1CERT(5/96)(7)
       (4.8)      Variable Annuity Contract I-MP1(5/96)(7)
       (4.9)      Variable Annuity Contract G-CDA-96(NY)(7)


       (4.10)     Variable Annuity Contract Certificate GMCC-96(NY)(7)
       (4.11)     Variable Annuity Contracts G-CDA-IC(NQ)
       (4.12)     Variable Annuity Contract G-CDA-IC(IR)
       (4.13)     Variable Annuity Contract I-CDA-IC(NQ/MP)
       (4.14)     Variable Annuity Contract I-CDA-IC(IR/MP)
       (4.15)     Variable Annuity Certificate GMCC-IC(NQ)
       (4.16)     Variable Annuity Contracts and Certificates G-CDA-IC(IR/NY), GMCC-IC(IR/NY), G-CDA-IC(NQ/NY),
                  and GMCC-IC(NQ/NY (8)
       (4.17)     Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract G-MP1(5/96) and Certificate
                  MP1CERT(5/96)(7)
       (4.18)     Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract G-MP1(5/96) and Certificate
                  MP1CERT(5/96)(7)
       (4.19)     Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract G-MP1(5/96) and Certificate
                  MP1CERT(5/96)(7)
       (4.20)     Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract G-MP1(5/96) and Certificate
                  MP1CERT(5/96)(7)
       (4.21)     Endorsement G-MP1IRA(11/96) to Contract G-CDA-96(NY) and Certificate GMCC-96(NY)(7)
       (4.22)     Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)(6)
       (4.23)     Endorsement E1-MPROTH-97 to Contract G-MP1(5/97)(5)
       (4.24)     Endorsement EI1MPROTH-97 to Contract I-MP1(5/97)(5)
       (4.25)     Endorsement MP1IRA(11/97) to Contract G-MP1(5/97)(5)
       (4.26)     Endorsement I-MP1IRA(11/97) to Contract I-MP1(5/97)(5)
       (4.27)     Endorsement MP1END(9/97) to Contract G-MP1(5/97) and Certificate MP1CERT(5/97)(9)
       (4.28)     Endorsement I-MP1END(9/97) to Contract I-MP1(5/97)(9)
       (4.29)     Endorsement MPNQEND(4/95) to Contract G-CDA-IC(NQ)(10)
       (4.30)     Endorsement MPIREND(4/95) to Contract G-CDA-IC(IR)(10)
       (4.31)     Endorsement IMPNQEND(4/95) to Contract I-CDA-IC(NQ/MP)(10)
       (4.32)     Endorsement IMPIREND(4/95) to Contract I-CDA-IC(IR/MP)(10)
       (4.33)     Endorsement MPNQCERTEND(4/95) to Certificate GMCC-IC(NQ)(10)
       (4.34)     Endorsement MPIRCERTEND(4/95) to Certificate GMCC-IC(IR)(10)
       (4.35)     Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract (G-MP1(5/97))(5)
       (4.36)     Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual Contract
                  (I-MP1(5/97))(5)
       (5.1)      Variable Annuity Contract Application MPAPPNY(1/96)(5)
       (5.2)      Variable Annuity Contract Application (300-MAR-IB)(11)
       (5.3)      Variable Annuity Contract Application (710.6.13)(11)
       (6.1)      Certificate of Incorporation of Aetna Life Insurance and Annuity Company(12)


       (6.2)      Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(13)
       (6.3)      By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(14)
       (7)        Not applicable
       (8.1)      Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity
                  Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)
       (8.2)      Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert
                  Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1,
                  1997(15)
       (8.3)      Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and
                  Annuity Company dated December 1, 1997(15)
       (8.4)      Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance
                  Management Series and Federated Advisors dated July 1, 1994(16)
       (8.5)      Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable
                  Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                  1996(13)
       (8.6)      Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna
                  Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
                  Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                  1995, January 1, 1996 and March 1, 1996(6)
       (8.7)      Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life
                  Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
                  Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                  1995, January 1, 1996, March 1, 1996 and May 1, 1997(17)

       (8.8)      Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between
                  Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
                  Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(18)

       (8.9)      Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance
                  Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)

       (8.10)     Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna
                  Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1,
                  1995, May 1, 1995, January 1, 1996 and March 1, 1996(6)

       (8.11)     Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna
                  Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1,
                  1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(19)

       (8.12)     Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between
                  Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
                  May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(18)


       (8.13)     Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments
                  Institutional Operations Company dated as of November 1, 1995(20)
       (8.14)     Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations Company dated as of November 1,
                  1995(6)
       (8.15)     Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity
                  Company and Janus Capital Corporation dated December 8, 1997(21)
       (8.16)     Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity
                  Company dated December 8, 1997(21)
       (8.17)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington
                  Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(3)
       (8.18)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington
                  Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor)
                  dated April 28, 1994(2)
       (8.19)     Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and
                  Annuity Company and Massachusetts Financial Services Company(7)
       (8.20)     First Amendment dated September 3, 1996 to Fund Participation Agreement among MFS Variable
                  Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services
                  Company(22)
       (8.21)     Second Amendment dated March 14, 1997 to Fund Participation Agreement among MFS Variable
                  Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services
                  Company(16)
       (8.22)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(16)
       (8.23)     Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company
                  dated March 11, 1997(16)
       (8.24)     Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors
                  Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(3)
       (8.25)     Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency,
                  Inc.(2)
       (9)        Opinion and Consent of Counsel
       (10)       Consent of Independent Auditors
       (11)       Not applicable



       (12)       Not applicable
       (13)       Schedule for Computation of Performance Data
       (14)       Not applicable
       (15.1)     Powers of Attorney(18)
       (15.2)     Authorization for Signatures(3)

1.   Incorporated by reference to Post-Effective Amendment No. 6 to Registration
     Statement on Form N-4 (File No. 33-75986), as filed electronically on
     April 22, 1996 (Accession No. 0000950146-96-000563).
2.   Incorporated by reference to Post-Effective Amendment No. 22 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).
3.   Incorporated by reference to Post-Effective Amendment No. 5 to Registration
     Statement on Form N-4 (File No. 33-75986), as filed electronically on April
     12, 1996 (Accession No. 0000912057-96-006383).
4.   Incorporated by reference to Post-Effective Amendment No. 3 to Registration
     Statement on Form N-4 (File No. 33-79122), as filed electronically on
     August 16, 1995 (Accession No. 0000950109-95-003265).
5.   Incorporated by reference to Post-Effective Amendment No. 32 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on December 16, 1997 (Accession No. 0000950146-97-001918).
6.   Incorporated by reference to Post-Effective Amendment No. 30 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
7.   Incorporated by reference to Post-Effective Amendment No. 26 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 21, 1997 (Accession No. 0000950146-97-000226).
8.   Incorporated by reference to Post-Effective Amendment No. 1 to Registration
     Statement on Form N-4 (File No. 33-87932), as filed electronically on
     September 19, 1995 (Accession No. 0000950109-95-003821).
9.   Incorporated by reference to Post-Effective Amendment No. 33 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 12, 1998 (Accession No. 0000950146-98-000194).
10.  Incorporated by reference to Post-Effective Amendment No. 34 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 27, 1998 (Accession No. 0000950146-98-000311).
11.  Incorporated by reference to Post-Effective Amendment No. 29 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on August 18, 1997 (Accession No. 0000950146-97-001290).
12.  Incorporated by reference to Post-Effective Amendment No. 1 to Registration
     Statement on Form S-1 (File No. 33-60477), as filed electronically on April
     15, 1996 (Accession No. 0000950146-96-000534).


13.  Incorporated by reference to Post-Effective Amendment No. 12 to
     Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
14.  Incorporated by reference to Post-Effective Amendment No. 12 to
     Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
15.  Incorporated by reference to Post-Effective Amendment No. 8 to Registration
     Statement on Form N-4 (File No. 333-01107), as filed electronically on
     February 19, 1998 (Accession No. 0000950146-98-00000248).
16.  Incorporated by reference to Post-Effective Amendment No. 27 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).
17.  Incorporated by reference to Post-Effective Amendment No. 16 to
     Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).
18.  Incorporated by reference to Post-Effective Amendment No. 9 to
     Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).
19.  Incorporated by Reference to Post-Effective Amendment No. 7 to Registration
     Statement on Form S-6 (File No. 33-75248), as filed electronically on
     February 24, 1998 (Accession No. 0000950146-98-000267).
20.  Incorporated by reference to Post-Effective Amendment No. 3 to Registration
     Statement on Form N-4 (File No. 33-88720), as filed electronically on June
     28, 1996 (Accession No. 0000928389-96-000136).
21.  Incorporated by reference to Post-Effective Amendment No. 10 to
     Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
22.  Incorporated by reference to Post-Effective Amendment No. 24 to
     Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 16, 1996 (Accession No. 0000912057-96-020393).


Item 25. Directors and Officers of the Depositor
------------------------------------------------
Name and Principal
Business Address*         Positions and Offices with Depositor
------------------        ------------------------------------
Thomas J. McInerney       Director and President

Shaun P. Mathews          Director and Senior Vice President

Catherine H. Smith        Director, Chief Financial Officer and Senior Vice
                          President

Deborah Koltenuk          Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven      Vice President and Chief Compliance Officer

Kirk P. Wickman           Vice President, General Counsel and Corporate
                          Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
----------------------------------------------------------------------------
         Registrant
         ----------
     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

Item 27. Number of Contract Owners
----------------------------------
     As of February 28, 1998, there were 63,194 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------
Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------
     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
         Act)). Effective May 1, 1998, Aetna will no longer be the investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

         (1)                  (2)                        (3)                (4)                (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             ----------------          ---------------        -----------        -------------

Aetna Life                                           $347,583                                 $29,637,063
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------
     All accounts, books and other documents required to be maintained by
     Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------
     Not applicable

Item 32. Undertakings
---------------------
     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) [Paragraph Symbol] 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.33-34370) and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 34370) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of April, 1998.

                                          VARIABLE ANNUITY ACCOUNT B OF AETNA
                                          LIFE INSURANCE AND ANNUITY COMPANY
                                             (Registrant)

                                     By:  AETNA LIFE INSURANCE AND ANNUITY
                                          COMPANY
                                             (Depositor)

                                     By:  Thomas J. McInerney*
                                          --------------------------------------
                                          Thomas J. McInerney
                                          President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                                   Date
---------                      -----                                   ----
Thomas J. McInerney*           Director and President            )
-----------------------------  (principal executive              )
Thomas J. McInerney            officer)                          )
                                                                 )
                                                                 )
Shaun P. Mathews*              Director                          )   April
-----------------------------                                    )
Shaun P. Mathews                                                 )   17, 1998
                                                                 )
                                                                 )
Catherine H. Smith*            Director and Chief Financial      )
-----------------------------  Officer                           )
Catherine H. Smith                                               )
                                                                 )
                                                                 )
Deborah Koltenuk*              Vice President and Treasurer,     )
-----------------------------  Corporate Controller              )
Deborah Koltenuk                                                 )

By:    /s/ Julie E. Rockmore
       ----------------------
       Julie E. Rockmore
      *Attorney-in-Fact

                                           VARIABLE ANNUITY ACCOUNT B
                                                   EXHIBIT INDEX

Exhibit No.            Exhibit                                                                              Page
-----------            -------                                                                              ----
99-B.1                 Resolution of the Board of Directors of Aetna Life Insurance and Annuity              *
                       Company establishing Variable Annuity Account B

99-B.3.1               Selling Agreement                                                                     *

99-B.3.2               Alternative Form of Wholesaling Agreement and Related Selling Agreement               *

99-B.3.3               Federated Broker Dealer Agreement (9/2/94)                                            *

99-B.4.1               Variable Annuity Contract G-CDA-97(NY)                                                *

99-B.4.2               Variable Annuity Contract Certificate GMCC-97(NY) to Contract G-CDA-97(NY)            *

99-B.4.3               Variable Annuity Contract G-MP1(5/97)                                                 *

99-B.4.4               Variable Annuity Contract Certificate MP1CERT(5/97)                                   *

99-B.4.5               Variable Annuity Contract I-MP1(5/97)                                                 *

99-B.4.6               Variable Annuity Contract G-MP1(5/96)                                                 *

99-B.4.7               Variable Annuity Contract Certificate MP1CERT(5/96)                                   *

99-B.4.8               Variable Annuity Contract I-MP1(5/96)                                                 *

99-B.4.9               Variable Annuity Contract G-CDA-96(NY)                                                *

99-B.4.10              Variable Annuity Contract Certificate GMCC-96(NY)                                     *

99-B.4.11              Variable Annuity Contracts G-CDA-IC(NQ)
                                                                                                            ----

99-B.4.12              Variable Annuity Contract G-CDA-IC(IR)
                                                                                                            ----

99-B.4.13              Variable Annuity Contract I-CDA-IC(NQ/MP)
                                                                                                            ----

*Incorporated by reference


Exhibit No.            Exhibit                                                                              Page
-----------            -------                                                                              ----
99-B.4.14              Variable Annuity Contract I-CDA-IC(IR/MP)
                                                                                                            ----

99-B.4.15              Variable Annuity Certificate GMCC-IC(NQ)
                                                                                                            ----

99-B.4.16              Variable Annuity Contracts and Certificates                                           *
                       G-CDA-IC(IR/NY), GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)

99-B.4.17              Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract G-MP1(5/96) and              *
                       Certificate MP1CERT(5/96)

99-B.4.18              Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract                                *
                       G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.19              Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract G-MP1(5/96) and              *
                       Certificate MP1CERT(5/96)

99-B.4.20              Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract G-MP1(5/96) and                *
                       Certificate MP1CERT(5/96)

99-B.4.21              Endorsement G-MP1IRA(11/96)) to Contract                                              *
                       G-CDA-96(NY) and Certificate GMCC-96(NY)

99-B.4.22              Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)                                    *

99-B.4.23              Endorsement E1-MPROTH-97 to Contract G-MP1(5/97)                                      *

99-B.4.24              Endorsement EI1MPROTH-97 to Contract I-MP1(5/97)                                      *

99-B.4.25              Endorsement MP1IRA(11/97) to Contract G-MP1(5/97)                                     *

99-B.4.26              Endorsement I-MP1IRA(11/97) to Contract I-MP1(5/97)                                   *

99-B.4.27              Endorsement MP1END(9/97) to Contract G-MP1(5/97) and Certificate                      *
                       MP1CERT(5/97)

99.B.4.28              Endorsement I-MP1END(9/97) to Contract I-MP1(5/97)                                    *

99-B.4.29              Endorsement MPNQEND(4/95) to Contract G-CDA-IC(NQ)                                    *

*Incorporated by reference



Exhibit No.            Exhibit                                                                              Page
-----------            -------                                                                              ----
99-B.4.30              Endorsement MPIREND(4/95) to Contract G-CDA-IC(IR)                                    *

99-B.4.31              Endorsement IMPNQEND(4/95) to Contract                                                *
                       I-CDA-IC(NQ/MP)

99-B.4.32              Endorsement IMPIREND(4/95) to Contract I-CDA-IC(IR/MP)                                *

99-B.4.33              Endorsement MPNQCERTEND(4/95) to Certificate                                          *
                       GMCC-IC(NQ)

99-B.4.34              Endorsement MPIRCERTEND(4/95) to Certificate                                          *
                       GMCC-IC(IR)

99-B.4.35              Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract            *
                       (G-MP1(5/97))

99-B.4.36              Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual                *
                       Contract (I-MP1(5/97))

99-B.5.1               Variable Annuity Contract Application MPAPPNY(1/96)                                   *

99-B.5.2               Variable Annuity Contract Application (300-MAR-IB)                                    *

99-B.5.3               Variable Annuity Contract Application (710.6.13)                                      *

99-B.6.1               Certificate of Incorporation of Aetna Life Insurance and Annuity Company              *

99-B.6.2               Amendment of Certificate of Incorporation of Aetna Life Insurance and                 *
                       Annuity Company

9-B.6.3                By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity             *
                       Company

99-B.8.1               Fund Participation Agreement (Amended and Restated) between Aetna Life                *
                       Insurance and Annuity Company, Alger American Fund and Fred Alger
                       Management, Inc. dated as of March 31, 1995

*Incorporated by reference




Exhibit No.            Exhibit                                                                              Page
-----------            -------                                                                              ----
99-B.8.2               Fund Participation Agreement among Calvert Responsibly Invested Balanced              *
                       Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance
                       and Annuity Company dated December 1, 1997

99-B.8.3               Service Agreement between Calvert Asset Management Company, Inc. and Aetna            *
                       Life Insurance and Annuity Company dated December 1, 1997

99-B.8.4               Fund Participation Agreement by and among Aetna Life Insurance and Annuity            *
                       Company, Insurance Management Series and Federated Advisors dated
                       July 1, 1994

99-B.8.5               Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Variable Insurance Products Fund and Fidelity Distributors
                       Corporation dated February 1, 1994 and amended on December 15, 1994,
                       February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.6               Fifth Amendment, dated as of May 1, 1997, to the Fund Participation                   *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable
                       Insurance Products Fund and Fidelity Distributors Corporation dated February
                       1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                       January 1, 1996 and March 1, 1996

99-B.8.7               Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement            *
                       between Aetna Life Insurance and Annuity Company, Variable Insurance
                       Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                       1996, March 1, 1996 and May 1, 1997

99-B.8.8               Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation           *
                       Agreement between Aetna Life Insurance and Annuity  Company, Variable Insurance
                       Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
                       March 1, 1996, May 1, 1997 and November 6, 1997

99-B.8.9               Fund Participation Agreement between Aetna Life Insurance and Annuity  Company,       *
                       Variable Insurance Products Fund II and Fidelity Distributors Corporation
                       dated February 1, 1994 and amended on December 15, 1994, February 1,
                       1995, May 1, 1995, January 1, 1996, and March 1, 1996

*Incorporated by reference




Exhibit No.            Exhibit                                                                              Page
-----------            -------                                                                              ----
99-B.8.10              Fifth Amendment, dated as of May 1, 1997, to the Fund Participation                   *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable
                       Insurance Products Fund II and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                       1995, January 1, 1996, and March 1, 1996

99-B.8.11              Sixth Amendment dated as of January 20, 1998 to the Fund Participation                *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable
                       Insurance Products Fund II and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                       1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.12              Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation           *
                       Agreement between Aetna Life Insurance and Annuity Company, Variable
                       Insurance Products Fund II and Fidelity Distributors Corporation dated
                       February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                       1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998

99-B.8.13              Service Agreement between Aetna Life Insurance and Annuity Company and                *
                       Fidelity Investments Institutional Operations Company dated as of
                       November 1, 1995

99-B.8.14              Amendment dated January 1, 1997 to Service Agreement between Aetna Life               *
                       Insurance and Annuity Company and Fidelity Investments Institutional
                       Operations Company dated as of November 1, 1995

99-B.8.15              Fund Participation Agreement among Janus Aspen Series and Aetna Life                  *
                       Insurance and Annuity Company and Janus Capital Corporation dated December
                       8, 1997

99-B.8.16              Service Agreement between Janus Capital Corporation and Aetna Life Insurance          *
                       and Annuity Company dated December 8, 1997

99-B.8.17              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Lexington Management Corporation regarding Natural Resources
                       Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.18              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Lexington Emerging Markets Fund, Inc. and Lexington Management
                       Corporation (its investment advisor) dated April 28, 1994

*Incorporated by reference



Exhibit No.            Exhibit                                                                              Page
-----------            -------                                                                              ----
99-B.8.19              Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life           *
                       Insurance and Annuity Company and Massachusetts Financial Services Company

99-B.8.20              First Amendment dated September 3, 1996 to Fund Participation Agreement               *
                       among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company
                       and Massachusetts Financial Services Company

99-B.8.21              Second Amendment dated March 14, 1997 to Fund Participation Agreement among           *
                       MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
                       Massachusetts Financial Services Company

99-B.8.22             Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer
                       Funds, Inc. dated March 11, 1997

99-B.8.23              Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance            *
                       and Annuity Company dated March 11, 1997

99-B.8.24              Fund Participation Agreement between Aetna Life Insurance and Annuity                 *
                       Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
                       29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.8.25              Administrative Service Agreement between Aetna Life Insurance and Annuity             *
                       Company and Agency, Inc.

99-B.9                 Opinion and Consent of Counsel
                                                                                                            ----

99-B.10                Consent of Independent Auditors
                                                                                                            ----

99-B.13                Schedule for Computation of Performance Data
                                                                                                            ----

99-B.15.1              Powers of Attorney                                                                    *

99-B.15.2              Authorization for Signatures                                                          *

*Incorporated by reference